UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Variable Products Series Fund

AB Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 62.5%
Consumer Discretionary - 10.0%
Auto Components - 1.2%
Aisin Seiki Co., Ltd.	9,600	$322,099
Bridgestone Corp.	5,400	186,873
Cie Generale des Etablissements Michelin-Class B	1,340	122,602
Continental AG	2,580	551,051
Hankook Tire Co., Ltd.	6,320	211,575
Lear Corp.	6,446	701,196
Magna International, Inc.-Class A	18,064	867,253
Nokian Renkaat Oyj	4,740	153,441
Plastic Omnium SA	5,490	126,119
Sumitomo Electric Industries Ltd.	29,200	373,560
Valeo SA	2,270	308,214

		3,923,983

Automobiles - 0.6%
General Motors Co.	11,102	333,282
Honda Motor Co., Ltd.	17,500	522,317
Isuzu Motors Ltd.	17,500	175,736
Peugeot SA (a)	27,410	415,332
Tata Motors Ltd. (a)	23,176	105,214
Toyota Motor Corp.	9,100	532,786

		2,084,667

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	29,500	104,919
Kroton Educacional SA	20,600	40,062
TAL Education Group (ADR) (a)(b)	13,639	438,494

		583,475

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	5,414	269,076
Melco International Development Ltd. (b)	113,000	138,330
Merlin Entertainments PLC (c)	54,879	309,220
Sodexo SA	10,319	856,210
Starbucks Corp.	26,620	1,513,081
Wyndham Worldwide Corp.	4,500	323,550
Yum! Brands, Inc.	1,870	149,507

		3,558,974

Internet & Catalog Retail - 0.5%
Priceline Group, Inc. (The) (a)	1,160	1,434,758
TripAdvisor, Inc. (a)	2,905	183,073
Vipshop Holdings Ltd. (ADR) (a)	4,280	71,904

		1,689,735

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	9,600	222,804

Media - 2.0%
Comcast Corp.-Class A	46,338	2,635,705
CTS Eventim AG & Co. KGaA	6,259	232,151

Company	Shares	U.S. $ Value
Liberty Global PLC-Series C (a)	9,578	392,890
Naspers Ltd.-Class N	500	62,663
Thomson Reuters Corp.	2,453	98,758
Time Warner, Inc.	10,734	737,962
Vivendi SA	16,444	389,586
Walt Disney Co. (The)	22,148	2,263,526

		6,813,241

Multiline Retail - 1.1%
B&M European Value Retail SA	154,987	764,677
Dollar General Corp.	9,000	651,960
Dollar Tree, Inc. (a)	7,620	507,949
Kohl’s Corp.	11,275	522,145
Macy’s, Inc.	5,641	289,496
Poundland Group PLC	55,290	234,192
Target Corp.	8,014	630,381

		3,600,800

Specialty Retail - 1.9%
Foot Locker, Inc.	7,443	535,673
Foschini Group Ltd. (The)	8,050	81,750
GameStop Corp.-Class A (b)	15,400	634,634
Home Depot, Inc. (The)	22,161	2,559,374
Kingfisher PLC	29,490	160,197
L’Occitane International SA	3,500	7,289
O’Reilly Automotive, Inc. (a)	2,400	600,000
Office Depot, Inc. (a)	55,194	354,345
Ross Stores, Inc.	3,292	159,563
Sports Direct International PLC (a)	60,816	697,723
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,200	522,720
Yamada Denki Co., Ltd. (b)	38,900	156,826

		6,470,094

Textiles, Apparel & Luxury Goods - 1.3%
Cie Financiere Richemont SA	11,180	869,926
Global Brands Group Holding Ltd. (a)	600,000	124,207
HUGO BOSS AG	3,850	432,896
Kering	590	96,579
NIKE, Inc.-Class B	17,811	2,190,219
Samsonite International SA	152,100	496,060

		4,209,887

		33,157,660

Information Technology - 9.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)(b)	3,990	244,148
Cisco Systems, Inc.	35,490	931,613
F5 Networks, Inc. (a)	4,930	570,894

		1,746,655

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	20,211	1,029,952
Hitachi Ltd.	33,000	166,519
Keysight Technologies, Inc. (a)	20,557	633,978
Largan Precision Co., Ltd.	1,000	78,045

		1,908,494

Company	Shares	U.S. $ Value
Internet Software & Services - 2.3%
Baidu, Inc. (Sponsored ADR) (a)	2,471	339,540
Facebook, Inc.-Class A (a)	30,560	2,747,344
Google, Inc.-Class A (a)	990	631,986
Google, Inc.-Class C (a)	4,438	2,700,168
Tencent Holdings Ltd.	11,700	197,527
Twitter, Inc. (a)	35,520	956,909

		7,573,474

IT Services - 1.5%
Booz Allen Hamilton Holding Corp.	6,126	160,563
Cap Gemini SA	1,690	150,922
Cognizant Technology Solutions Corp.-Class A (a)	14,730	922,245
HCL Technologies Ltd.	3,680	55,349
Tata Consultancy Services Ltd.	7,430	293,357
Visa, Inc.-Class A	39,140	2,726,492
Wirecard AG	1,670	79,963
Xerox Corp.	49,514	481,771

		4,870,662

Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc.	86,000	93,704
Applied Materials, Inc.	46,644	685,200
ASM International NV	5,020	162,929
Infineon Technologies AG	22,340	251,000
Intel Corp.	29,061	875,899
Novatek Microelectronics Corp.	41,000	128,723
NVIDIA Corp.	50,799	1,252,195
SCREEN Holdings Co., Ltd.	49,000	239,635
Sumco Corp.	24,900	223,326
Tokyo Electron Ltd.	6,800	321,064

		4,233,675

Software - 1.8%
Adobe Systems, Inc. (a)	4,830	397,123
ANSYS, Inc. (a)	8,975	791,057
Aspen Technology, Inc. (a)	13,150	498,517
Dassault Systemes	10,050	742,745
Electronic Arts, Inc. (a)	4,843	328,113
Microsoft Corp.	34,107	1,509,576
Mobileye NV (a) (b)	9,092	413,504
Nintendo Co., Ltd.	1,400	235,972
Oracle Corp.	20,951	756,750
ServiceNow, Inc. (a)	6,215	431,632

		6,104,989

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	33,430	3,687,329
Hewlett-Packard Co.	43,000	1,101,230
Samsung Electronics Co., Ltd.	270	259,052

		5,047,611

		31,485,560

Company	Shares	U.S. $ Value
Financials - 9.3%
Banks - 3.6%
Banco Macro SA (ADR) (a)(b)	2,105	80,832
Bank Hapoalim BM	36,715	184,754
Bank of America Corp.	129,849	2,023,047
Bank of Baroda	44,250	124,648
Bank of China Ltd.-Class H	415,000	178,962
Bank of Queensland Ltd.	42,608	348,808
Citigroup, Inc.	18,242	904,986
Citizens Financial Group, Inc.	41,197	982,960
Comerica, Inc.	7,830	321,813
Danske Bank A/S	16,680	504,075
Fifth Third Bancorp	5,248	99,240
ING Groep NV	38,530	544,626
Intesa Sanpaolo SpA	55,750	196,948
JPMorgan Chase & Co.	26,221	1,598,694
KB Financial Group, Inc.	4,800	142,679
KeyCorp	5,836	75,926
Mitsubishi UFJ Financial Group, Inc.	125,000	755,280
PNC Financial Services Group, Inc. (The)	3,700	330,040
Sumitomo Mitsui Financial Group, Inc.	3,700	140,305
UniCredit SpA	46,450	289,578
Wells Fargo & Co.	42,587	2,186,842

		12,015,043

Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	3,128	534,857
Bank of New York Mellon Corp. (The)	8,000	313,200
BlackRock, Inc.-Class A	1,860	553,294
Credit Suisse Group AG (REG) (a)	7,800	187,487
Goldman Sachs Group, Inc. (The)	3,077	534,660
Morgan Stanley	10,587	333,490
Partners Group Holding AG	1,070	362,665
State Street Corp.	4,100	275,561
UBS Group AG	49,762	920,006

		4,015,220

Consumer Finance - 0.6%
Capital One Financial Corp.	15,400	1,116,808
Discover Financial Services	9,355	486,367
Springleaf Holdings, Inc. (a)	10,699	467,760

		2,070,935

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.-Class B (a)	4,127	538,161
Challenger Ltd./Australia	38,980	196,717
Deutsche Boerse AG	1,630	140,578
GRENKELEASING AG	864	136,895
ORIX Corp.	15,100	194,780
Voya Financial, Inc.	16,866	653,895

		1,861,026

Insurance - 2.7%
ACE Ltd.	2,100	217,140
Admiral Group PLC	38,590	877,682
AIA Group Ltd.	211,000	1,097,358

Company	Shares	U.S. $ Value
Allstate Corp. (The)	19,165	1,116,170
American Financial Group, Inc./OH	10,700	737,337
American International Group, Inc.	9,320	529,562
Aon PLC	5,189	459,797
Assicurazioni Generali SpA	21,336	390,368
Aviva PLC	26,662	182,356
Direct Line Insurance Group PLC	24,707	140,191
First American Financial Corp.	9,321	364,171
FNF Group	3,000	106,410
Hanover Insurance Group, Inc. (The)	5,700	442,890
Hartford Financial Services Group, Inc. (The)	2,784	127,452
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,650	308,161
NN Group NV	10,200	292,814
Progressive Corp. (The)	4,200	128,688
Prudential PLC	44,040	929,091
Suncorp Group Ltd.	15,340	131,964
Travelers Cos., Inc. (The)	3,700	368,261
Unum Group	2,300	73,784

		9,021,647

Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. (b)	5,190	349,443

Real Estate Management & Development - 0.3%
Ayala Land, Inc.	21,100	15,394
CBRE Group, Inc.-Class A (a)	7,110	227,520
Global Logistic Properties Ltd.	423,000	608,149
Wharf Holdings Ltd. (The)	13,000	73,520

		924,583

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	25,170	466,049
LIC Housing Finance Ltd.	14,450	103,538

		569,587

		30,827,484

Health Care - 7.1%
Biotechnology - 1.4%
Biogen, Inc. (a)	8,352	2,437,197
Gilead Sciences, Inc.	22,460	2,205,347

		4,642,544

Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (a)	10,164	576,909
Edwards Lifesciences Corp. (a)	4,150	590,005
Essilor International SA	1,170	142,937
Intuitive Surgical, Inc. (a)	4,607	2,117,285
Sartorius AG (Preference Shares)	1,339	318,167

		3,745,303

Health Care Providers & Services - 1.8%
Aetna, Inc.	10,060	1,100,665
Anthem, Inc.	3,701	518,140
Premier, Inc.-Class A (a)	16,581	569,889
Quest Diagnostics, Inc.	5,934	364,763
UnitedHealth Group, Inc.	29,717	3,447,469

		6,000,926

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	3,528	1,084,893
Illumina, Inc. (a)	5,098	896,330
Mettler-Toledo International, Inc. (a)	1,889	537,874
Quintiles Transnational Holdings, Inc. (a)	7,723	537,289

		3,056,386

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd. (a)	2,540	54,045
GlaxoSmithKline PLC	31,710	608,638
Johnson & Johnson	18,000	1,680,300
Merck & Co., Inc.	11,381	562,108
Novo Nordisk A/S-Class B	7,510	405,274
Pfizer, Inc.	59,423	1,866,476
Roche Holding AG	3,760	998,173
Sun Pharmaceutical Industries Ltd. (a)	8,560	113,609

		6,288,623

		23,733,782

Industrials - 6.8%
Aerospace & Defense - 1.0%
Airbus Group SE	4,330	256,423
General Dynamics Corp.	2,100	289,695
L-3 Communications Holdings, Inc.	6,575	687,219
Northrop Grumman Corp.	894	148,359
Rockwell Collins, Inc.	6,260	512,318
Safran SA	3,460	260,163
United Technologies Corp.	5,360	476,986
Zodiac Aerospace	28,427	652,691

		3,283,854

Airlines - 0.9%
Alaska Air Group, Inc.	6,680	530,726
Delta Air Lines, Inc.	13,512	606,283
International Consolidated Airlines Group SA (a)	65,430	584,477
Japan Airlines Co., Ltd.	8,100	286,618
JetBlue Airways Corp. (a)	19,029	490,377
Qantas Airways Ltd. (a)	125,180	328,644

		2,827,125

Building Products - 0.0%
Assa Abloy AB-Class B	7,740	138,823

Commercial Services & Supplies - 0.6%
APR Energy PLC (a)(b)	26,577	31,992
Babcock International Group PLC	61,835	855,438
Regus PLC	174,910	813,761
Waste Management, Inc.	2,844	141,660

		1,842,851

Company	Shares	U.S. $ Value
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3,310	581,170
AMETEK, Inc.	20,009	1,046,871
Eaton Corp. PLC	14,650	751,545

		2,379,586

Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd.	10,944	142,924
Danaher Corp.	18,259	1,555,849
General Electric Co.	27,179	685,454

		2,384,227

Industrial Warehouse Distribution - 0.6%
DCT Industrial Trust, Inc.	12,150	408,969
GLP J-Reit (b)	141	134,912
Granite Real Estate Investment Trust	11,332	319,902
Japan Logistics Fund, Inc.	59	106,033
Mapletree Industrial Trust	156,400	163,209
Mapletree Logistics Trust	211,689	145,879
Mexico Real Estate Management SA de CV (a)	59,400	75,089
PLA Administradora Industrial S de RL de CV (a)	71,170	129,837
Prologis, Inc.	9,693	377,058
Warehouses De Pauw CVA	2,180	169,078

		2,029,966

Machinery - 0.7%
Hoshizaki Electric Co., Ltd.	7,000	490,675
ITT Corp.	13,651	456,353
JTEKT Corp.	19,200	268,819
Wabtec Corp./DE	11,450	1,008,173

		2,224,020

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	83	127,943
Nippon Yusen KK	156,000	361,520

		489,463

Mixed Office Industrial - 0.1%
Goodman Group	89,180	368,626

Professional Services - 1.0%
Adecco SA (REG) (a)	2,650	194,074
Bureau Veritas SA	36,009	760,160
Capita PLC	49,300	895,386
Robert Half International, Inc.	11,410	583,736
Teleperformance	11,249	853,544

		3,286,900

Road & Rail - 0.2%
Central Japan Railway Co.	3,100	499,806
East Japan Railway Co.	2,300	193,811

		693,617

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.2%
Brenntag AG	6,350	342,607
Bunzl PLC	7,760	208,233

		550,840

		22,499,898

Consumer Staples - 4.3%
Beverages - 0.4%
Asahi Group Holdings Ltd.	3,200	103,818
Monster Beverage Corp. (a)	10,011	1,352,887

		1,456,705

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	7,960	1,150,777
CP ALL PCL	51,300	67,491
CVS Health Corp.	23,500	2,267,280
Delhaize Group	4,790	424,588
Lenta Ltd. (GDR) (a)(c)	6,510	48,825
Olam International Ltd.	179,412	255,383

		4,214,344

Food Products - 0.4%
Archer-Daniels-Midland Co.	4,200	174,090
Bunge Ltd.	1,020	74,766
ConAgra Foods, Inc.	2,447	99,128
Ingredion, Inc.	2,731	238,444
Mondelez International, Inc.-Class A	10,786	451,610
Universal Robina Corp.	4,300	17,679
WhiteWave Foods Co. (The)-Class A (a)	5,550	222,832

		1,278,549

Household Products - 0.3%
Henkel AG & Co. KGaA	2,673	236,261
Procter & Gamble Co. (The)	10,729	771,844
Reckitt Benckiser Group PLC	2,290	207,671

		1,215,776

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	12,540	1,011,727
Hengan International Group Co., Ltd.	28,000	273,789
L’Oreal SA	820	142,528
Unilever PLC	3,518	143,287

		1,571,331

Tobacco - 1.4%
Altria Group, Inc.	12,683	689,955
British American Tobacco PLC	31,599	1,743,497
Imperial Tobacco Group PLC	4,220	218,169
Japan Tobacco, Inc.	10,700	331,916
Philip Morris International, Inc.	21,145	1,677,433

		4,660,970

		14,397,675

Company	Shares	U.S. $ Value
Equity: Other - 3.4%
Diversified/Specialty - 2.7%
British Land Co. PLC (The)	39,723	504,467
CA Immobilien Anlagen AG (a)	14,900	274,213
Cheung Kong Property Holdings Ltd.	77,444	567,379
ClubCorp Holdings, Inc.	11,254	241,511
Cofinimmo SA	2,115	223,283
CSR Ltd.	34,260	69,979
Duke Realty Corp.	26,800	510,540
Folkestone Education Trust	51,780	71,916
GPT Group (The)	100,530	319,502
Gramercy Property Trust, Inc.	23,297	483,879
Hemfosa Fastigheter AB	21,730	232,001
IMMOFINANZ AG (a)	128,320	295,990
Kaisa Group Holdings Ltd. (a)(b)(d)(e)	409,000	69,049
Kennedy Wilson Europe Real Estate PLC	17,684	304,432
Lend Lease Group	48,336	427,927
Leopalace21 Corp. (a)	18,800	87,725
Merlin Properties Socimi SA (a)	58,074	691,655
Mitsubishi Estate Co., Ltd.	24,000	490,260
Mitsui Fudosan Co., Ltd.	21,100	578,380
New World Development Co., Ltd.	198,000	192,572
Nomura Real Estate Holdings, Inc.	4,400	88,458
Orix JREIT, Inc. (b)	80	108,228
Premier Investment Corp.	21	104,606
Spirit Realty Capital, Inc.	45,421	415,148
Sumitomo Realty & Development Co., Ltd.	15,000	477,412
Sun Hung Kai Properties Ltd.	31,600	412,169
United Urban Investment Corp.	140	186,969
UOL Group Ltd. (b)	86,761	367,336
Vornado Realty Trust	1,960	177,223
West China Cement Ltd.	632,000	86,025

		9,060,234

Health Care - 0.4%
Care Capital Properties, Inc.	1,627	53,577
HCP, Inc.	7,940	295,765
LTC Properties, Inc.	8,940	381,470
Ventas, Inc.	11,820	662,629

		1,393,441

Triple Net - 0.3%
National Retail Properties, Inc.	12,700	460,629
Realty Income Corp. (b)	7,180	340,260

		800,889

		11,254,564

Energy - 2.6%
Energy Equipment & Services - 0.0%
Aker Solutions ASA (c)	14,840	51,359
National Oilwell Varco, Inc.	2,700	101,655

		153,014

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.	1,898	74,326
BG Group PLC	26,560	383,151
Chevron Corp.	977	77,066
EOG Resources, Inc.	11,526	839,093
Exxon Mobil Corp.	27,724	2,061,279
Hess Corp.	13,380	669,803

Company	Shares	U.S. $ Value
JX Holdings, Inc.	112,800	407,312
Lukoil PJSC (London) (Sponsored ADR) (b)	2,310	78,679
Marathon Petroleum Corp.	9,845	456,119
Murphy Oil Corp.	17,037	412,295
Occidental Petroleum Corp.	5,381	355,953
Petroleo Brasileiro SA (Sponsored ADR) (a)	20,650	75,992
Phillips 66	2,004	153,987
QEP Resources, Inc.	25,377	317,974
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	10,595	251,311
SM Energy Co.	13,449	430,906
Tesoro Corp.	782	76,042
TOTAL SA	9,130	410,693
Valero Energy Corp.	16,962	1,019,416

		8,551,397

		8,704,411

Retail - 2.2%
Regional Mall - 0.7%
Pennsylvania Real Estate Investment Trust	21,920	434,674
Simon Property Group, Inc.	8,556	1,571,908
Westfield Corp.	15,480	108,928

		2,115,510

Shopping Center/Other Retail - 1.5%
Aeon Mall Co., Ltd.	10,677	164,013
Brixmor Property Group, Inc.	7,020	164,830
DDR Corp.	19,970	307,139
Federation Centres	132,420	255,708
Fibra Shop Portafolios Inmobiliarios SAPI de CV	128,490	127,693
Hammerson PLC	20,140	190,175
Japan Retail Fund Investment Corp.	101	195,421
JB Hi-Fi Ltd. (b)	10,780	145,174
Kite Realty Group Trust	16,210	385,960
Klepierre	8,383	379,937
Link REIT	91,768	504,033
Mercialys SA	12,420	268,447
Ramco-Gershenson Properties Trust	22,650	339,976
Retail Opportunity Investments Corp.	22,800	377,112
Scentre Group	188,849	519,769
Unibail-Rodamco SE	1,879	487,006
Vastned Retail NV	6,014	261,115

		5,073,508

		7,189,018

Utilities - 1.9%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	10,800	614,088
Duke Energy Corp.	4,585	329,845
Edison International	14,633	922,903
EDP-Energias de Portugal SA	123,410	452,116
Electricite de France SA	11,950	211,007
Enel SpA	40,691	181,563
Exelon Corp.	16,177	480,457
FirstEnergy Corp.	2,857	89,453
PPL Corp.	16,664	548,079
Westar Energy, Inc.	10,000	384,400

		4,213,911

Company	Shares	U.S. $ Value
Gas Utilities - 0.2%
UGI Corp.	15,167	528,115

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp./VA	31,244	305,879
Calpine Corp. (a)	4,044	59,042
Huadian Power International Corp., Ltd.-Class H	156,000	122,404
TerraForm Global, Inc.-Class A (a)	31,800	211,788

		699,113

Multi-Utilities - 0.2%
Consolidated Edison, Inc.	1,942	129,822
PG&E Corp.	10,091	532,805
Public Service Enterprise Group, Inc.	3,500	147,560

		810,187

		6,251,326

Residential - 1.7%
Multi-Family - 1.2%
AvalonBay Communities, Inc.	3,620	632,848
China Resources Land Ltd.	84,000	198,351
China Vanke Co., Ltd.-Class H (b)	92,260	197,487
CIFI Holdings Group Co., Ltd.	640,000	113,767
Comforia Residential REIT, Inc. (b)	36	67,818
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	149,590	124,208
Equity Residential	4,830	362,830
Essex Property Trust, Inc.	2,465	550,730
Ichigo Office REIT Investment (b)	171	117,945
Independence Realty Trust, Inc.	21,400	154,294
Japan Rental Housing Investments, Inc.	131	85,539
KWG Property Holding Ltd.	148,000	97,738
Mid-America Apartment Communities, Inc.	5,950	487,126
Sun Communities, Inc.	4,661	315,829
UNITE Group PLC (The)	16,570	163,829
Vonovia SE	5,142	165,500
Wing Tai Holdings Ltd.	260,900	306,523

		4,142,362

Self Storage - 0.5%
CubeSmart	16,880	459,305
Extra Space Storage, Inc.	5,820	449,071
National Storage Affiliates Trust	17,343	234,998
Public Storage	1,690	357,655
Safestore Holdings PLC	38,290	170,728

		1,671,757

		5,814,119

Materials - 1.2%
Chemicals - 1.0%
Arkema SA	3,966	257,068
CF Industries Holdings, Inc.	19,720	885,428
Essentra PLC	82,318	980,826
Incitec Pivot Ltd.	41,239	113,665

Company	Shares	U.S. $ Value
JSR Corp.	22,200	320,011
Koninklijke DSM NV	4,938	227,896
LyondellBasell Industries NV-Class A	8,300	691,888
Nippon Shokubai Co., Ltd. (b)	1,600	108,806

		3,585,588

Construction Materials - 0.0%
Taiheiyo Cement Corp.	18,000	53,935

Metals & Mining - 0.1%
Alcoa, Inc.	8,700	84,042
Novolipetsk Steel OJSC (GDR) (c)	7,780	89,185

		173,227

Paper & Forest Products - 0.1%
Mondi PLC	12,180	255,283

		4,068,033

Office - 1.0%
Office - 1.0%
Allied Properties Real Estate Investment Trust	7,776	203,534
alstria office REIT-AG (a)(b)	21,358	277,971
Boston Properties, Inc.	1,764	208,858
Cousins Properties, Inc.	25,200	232,344
Dream Office Real Estate Investment Trust	12,286	195,177
Entra ASA (c)	18,146	146,572
Fabege AB	18,240	267,637
Highwoods Properties, Inc.	6,730	260,787
Hongkong Land Holdings Ltd.	56,500	374,131
Hudson Pacific Properties, Inc.	7,440	214,198
Investa Office Fund	50,000	139,005
Japan Prime Realty Investment Corp.	49	159,282
Kenedix Office Investment Corp.-Class A (b)	66	313,712
Kilroy Realty Corp.	1,320	86,011
Workspace Group PLC	13,910	197,564

		3,276,783

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	6,250	203,625
Bezeq The Israeli Telecommunication Corp., Ltd.	63,518	121,561
BT Group PLC	63,730	405,612
Nippon Telegraph & Telephone Corp.	17,200	605,846
Telefonica Brasil SA (Preference Shares)	15,673	144,969
Telenor ASA	6,620	123,705

		1,605,318

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	15,000	178,959
SK Telecom Co., Ltd.	470	104,263
Turkcell Iletisim Hizmetleri AS	25,770	89,923
Vodafone Group PLC	204,023	643,505
Vodafone Group PLC (Sponsored ADR)	16,900	536,406

		1,553,056

		3,158,374

Company	Shares		U.S. $ Value
Lodging - 0.5%
Lodging - 0.5%
Ashford Hospitality Trust, Inc.		24,011	146,467
Japan Hotel REIT Investment Corp. (b)		183	116,760
Pebblebrook Hotel Trust		11,870	420,792
RLJ Lodging Trust		28,870	729,545
Summit Hotel Properties, Inc.		28,920	337,496

			1,751,060

Mortgage - 0.1%
Mortgage - 0.1%
Blackstone Mortgage Trust, Inc.-Class A		5,980	164,091
Concentradora Hipotecaria SAPI de CV		104,000	159,769

			323,860

Financial:Other - 0.0%
Financial:Other - 0.0%
HFF, Inc.-Class A		4,100	138,416

Real Estate - 0.0%
Developers - 0.0%
Daelim Industrial Co., Ltd.		1,420	80,861

Total Common Stocks (cost $190,998,686)			208,112,884

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 9.9%
Industrial - 6.5%
Basic - 0.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	125	110,614
Dow Chemical Co. (The)
4.125%, 11/15/21		165	172,371
Eastman Chemical Co.
3.80%, 3/15/25		110	107,380
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		49	44,192
Glencore Funding LLC
4.125%, 5/30/23 (c)		126	99,146
International Paper Co.
3.65%, 6/15/24		31	30,637
5.15%, 5/15/46		11	10,746
LyondellBasell Industries NV
5.75%, 4/15/24		200	223,579
Minsur SA
6.25%, 2/07/24 (c)		168	168,555
Mosaic Co. (The)
5.625%, 11/15/43		96	101,141
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		237	196,710
Vale Overseas Ltd.
6.875%, 11/21/36		65	51,031

			1,316,102

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	U.S.$	217	114,983
Owens Corning
6.50%, 12/01/16 (f)		11	11,738
Republic Services, Inc.
3.80%, 5/15/18		17	17,839
Yamana Gold, Inc.
4.95%, 7/15/24		277	247,511

			392,071

Communications - Media - 1.2%
21st Century Fox America, Inc.
3.00%, 9/15/22		400	394,202
6.15%, 2/15/41		130	148,262
CBS Corp.
3.50%, 1/15/25		215	207,061
5.75%, 4/15/20		250	281,059
CCO Safari II LLC
4.908%, 7/23/25 (c)		165	164,209
Comcast Corp.
5.15%, 3/01/20		451	509,155
Cox Communications, Inc.
2.95%, 6/30/23 (c)		91	83,094
Discovery Communications LLC
3.45%, 3/15/25		176	163,056
McGraw Hill Financial, Inc.
4.40%, 2/15/26 (c)		226	229,348
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (c)(g)		233	246,106
RELX Capital, Inc.
8.625%, 1/15/19		435	518,082
Time Warner Cable, Inc.
4.125%, 2/15/21		165	169,590
4.50%, 9/15/42		85	67,203
Time Warner, Inc.
3.55%, 6/01/24		99	98,098
4.70%, 1/15/21		123	134,314
7.625%, 4/15/31		110	140,465
Viacom, Inc.
3.875%, 4/01/24		300	281,245
5.625%, 9/15/19		83	91,312

			3,925,861

Communications - Telecommunications - 0.8%
American Tower Corp.
5.05%, 9/01/20		380	415,319
AT&T, Inc.
3.40%, 5/15/25		475	453,386
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		340	337,239
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		75	75,489

	Principal Amount (000)		U.S. $ Value
4.45%, 4/01/24	U.S.$	107	109,763
5.00%, 3/01/21		290	316,084
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	46	36,391
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	185	206,712
Verizon Communications, Inc.
3.50%, 11/01/24		418	410,982
6.55%, 9/15/43		297	350,889

			2,712,254

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		915	1,035,784
General Motors Co.
3.50%, 10/02/18		130	131,049
General Motors Financial Co., Inc.
4.00%, 1/15/25		41	38,827
4.30%, 7/13/25		50	48,370

			1,254,030

Consumer Cyclical - Retailers - 0.3%
CVS Health Corp.
3.875%, 7/20/25		250	257,702
Kohl's Corp.
4.25%, 7/17/25		320	320,559
Macy's Retail Holdings, Inc.
3.875%, 1/15/22		201	204,671
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		320	318,289

			1,101,221

Consumer Non-Cyclical - 1.4%
AbbVie, Inc.
3.60%, 5/14/25		166	163,720
Actavis Funding SCS
3.80%, 3/15/25		282	272,423
3.85%, 6/15/24		89	87,179
Agilent Technologies, Inc.
5.00%, 7/15/20		71	77,255
Altria Group, Inc.
2.625%, 1/14/20		320	323,402
AstraZeneca PLC
6.45%, 9/15/37		90	116,330
Baxalta, Inc.
5.25%, 6/23/45 (c)		130	131,215
Bayer US Finance LLC
3.375%, 10/08/24 (c)		321	322,713
Becton Dickinson and Co.
3.734%, 12/15/24		141	143,541
Biogen, Inc.
4.05%, 9/15/25		251	253,556
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		155	185,183
Celgene Corp.
3.875%, 8/15/25		280	280,052

	Principal Amount (000)		U.S. $ Value
Gilead Sciences, Inc.
3.65%, 3/01/26	U.S.$	246	247,145
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		339	328,308
Kraft Heinz Foods Co.
2.80%, 7/02/20 (c)		130	130,852
3.50%, 7/15/22 (c)		162	165,486
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	96,807
Medtronic, Inc.
3.50%, 3/15/25		320	326,510
Perrigo Finance PLC
3.50%, 12/15/21		300	296,192
Reynolds American, Inc.
3.25%, 11/01/22		220	218,878
5.85%, 8/15/45		79	87,893
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		121	125,328
Tyson Foods, Inc.
2.65%, 8/15/19		64	64,482
3.95%, 8/15/24		206	209,834

			4,654,284

Energy - 1.3%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		111	72,587
Encana Corp.
3.90%, 11/15/21		140	128,980
Energy Transfer Partners LP
7.50%, 7/01/38		248	260,164
EnLink Midstream Partners LP
5.05%, 4/01/45		215	182,159
Enterprise Products Operating LLC
3.70%, 2/15/26		278	262,696
5.20%, 9/01/20		185	203,434
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		302	297,111
3.95%, 9/01/22		424	398,160
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		250	255,461
Marathon Petroleum Corp.
5.125%, 3/01/21		163	177,617
Noble Energy, Inc.
3.90%, 11/15/24		170	158,101
8.25%, 3/01/19		374	439,250
Noble Holding International Ltd.
4.90%, 8/01/20		3	2,493
Plains All American Pipeline LP/PAA
Finance Corp.
3.60%, 11/01/24		232	217,140
Reliance Holding USA, Inc.
5.40%, 2/14/22 (c)		315	344,152
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		295	238,601
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	101,250

	Principal Amount (000)		U.S. $ Value
Valero Energy Corp.
6.125%, 2/01/20	U.S.$	175	198,430
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		230	246,407
Williams Partners LP
4.125%, 11/15/20		155	157,761

			4,341,954

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (c)		320	318,764

Technology - 0.5%
Hewlett-Packard Co.
4.65%, 12/09/21		114	120,894
HP Enterprise Co.
4.90%, 10/15/25		300	299,175
KLA-Tencor Corp.
4.65%, 11/01/24		225	224,838
Motorola Solutions, Inc.
3.50%, 3/01/23		156	140,588
7.50%, 5/15/25		35	40,284
Seagate HDD Cayman
4.75%, 1/01/25		127	121,915
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		335	340,591
Total System Services, Inc.
2.375%, 6/01/18		141	141,383
3.75%, 6/01/23		139	135,957

			1,565,625

			21,582,166

Financial Institutions - 3.0%
Banking - 1.9%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		200	198,137
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	84	114,891
Barclays PLC
3.65%, 3/16/25	U.S.$	270	257,781
Citigroup, Inc.
3.875%, 3/26/25		235	227,654
Compass Bank
5.50%, 4/01/20		314	337,955
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.375%, 8/04/25		320	320,230
Countrywide Financial Corp.
6.25%, 5/15/16		92	94,612
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (c)		390	378,750
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		186	186,386
5.75%, 1/24/22		335	384,476
Series D

	Principal Amount (000)		U.S. $ Value
6.00%, 6/15/20	U.S.$	440	505,669
Morgan Stanley
5.625%, 9/23/19		168	187,682
Series G
4.00%, 7/23/25		249	254,476
5.50%, 7/24/20		189	212,181
Murray Street Investment Trust I
4.647%, 3/09/17		44	45,888
Nationwide Building Society
6.25%, 2/25/20 (c)		465	545,484
PNC Bank NA
3.80%, 7/25/23		685	707,396
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (c)(g)		190	191,663
Santander UK PLC
5.00%, 11/07/23 (c)		200	207,908
Standard Chartered PLC
Series E
4.00%, 7/12/22 (c)		470	465,300
UBS AG/Stamford CT
7.625%, 8/17/22		380	437,185
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (c)		305	303,403

			6,565,107

Brokerage - 0.1%
Nomura Holdings, Inc.
2.00%, 9/13/16		468	470,340

Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	201,866

Insurance - 0.7%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		160	167,911
American International Group, Inc.
4.875%, 6/01/22		155	171,035
6.40%, 12/15/20		300	355,585
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (c)(g)		320	328,800
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		180	199,613
5.50%, 3/30/20		242	272,249
Lincoln National Corp.
8.75%, 7/01/19		98	119,700
MetLife, Inc.
10.75%, 8/01/39		70	109,200
Series C
5.25%, 6/15/20(g)		159	157,410
Prudential Financial, Inc.
5.625%, 6/15/43		200	206,400
XLIT Ltd.
6.375%, 11/15/24		157	186,120

			2,274,023

	Principal Amount (000)		U.S. $ Value
REITS - 0.2%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	U.S.$	10	9,788
Trust F/1401
5.25%, 12/15/24 (c)		270	276,075
Welltower, Inc.
5.25%, 1/15/22		300	328,766

			614,629

			10,125,965

Utility - 0.4%
Electric - 0.2%
CMS Energy Corp.
5.05%, 3/15/22		155	170,346
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	97,871
Entergy Corp.
4.00%, 7/15/22		223	230,288
Exelon Corp.
5.10%, 6/15/45		125	127,634
Exelon Generation Co. LLC
4.25%, 6/15/22		128	130,997
Pacific Gas & Electric Co.
6.05%, 3/01/34		38	45,883

			803,019

Natural Gas - 0.2%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	508,449

			1,311,468

Total Corporates - Investment Grade (cost $32,557,403)			33,019,599

MORTGAGE PASS-THROUGHS - 7.9%
Agency Fixed Rate 30-Year - 7.3%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45		1,286	1,389,451
Series 2005
5.50%, 1/01/35		299	333,249
Series 2007
5.50%, 7/01/35		29	32,857
Federal National Mortgage Association
3.00%, 10/01/45, TBA		2,668	2,703,434
3.50%, 5/01/42-9/01/45		4,813	5,064,358
3.50%, 10/01/45, TBA		100	104,297
4.00%, 10/01/44		1,452	1,570,974
4.00%, 10/25/45, TBA		2,821	3,008,773
4.50%, 10/25/45, TBA		3,238	3,510,194
5.00%, 12/01/39		189	208,653
Series 2004
5.50%, 2/01/34-11/01/34		113	126,297
Series 2007
5.50%, 1/01/37-8/01/37		422	473,280

	Principal Amount (000)		U.S. $ Value
Series 2008
5.50%, 8/01/37	U.S.$	185	207,357
Series 2015
3.50%, 4/01/45		602	633,398
Government National Mortgage Association
3.00%, 10/01/45, TBA		1,740	1,775,344
3.50%, 10/01/45, TBA		1,855	1,943,113
4.50%, 7/20/45		1,142	1,228,007

			24,313,036

Agency Fixed Rate 15-Year - 0.6%
Federal National Mortgage Association
2.50%, 9/01/30		862	879,758
3.50%, 10/01/30, TBA		1,202	1,269,706

			2,149,464

Total Mortgage Pass-Throughs (cost $26,214,189)			26,462,500

ASSET-BACKED SECURITIES - 5.7%
Autos - Fixed Rate - 3.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		306	306,788
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		454	455,559
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		301	302,193
Series 2013-3, Class A3
0.92%, 4/09/18		346	345,775
Series 2013-4, Class A3
0.96%, 4/09/18		166	166,566
Series 2014-1, Class A3
0.90%, 2/08/19		310	309,975
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (c)		89	88,568
Avis Budget Rental Car Funding AESOP LLC
Series 2014-1A, Class A
2.46%, 7/20/20 (c)		705	716,016
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		452	452,796
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		203	203,015
Series 2015-2, Class A3
1.31%, 8/15/19		208	208,333
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		12	12,228
Series 2014-1, Class B
2.22%, 1/22/19		80	81,049

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)	U.S.$	132	131,734
Series 2014-B, Class A
1.11%, 11/15/18 (c)		100	100,278
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (c)		216	215,974
Series 2015-CA, Class A2A
1.03%, 2/15/18 (c)		145	144,986
Series 2015-DA, Class A2A
1.23%, 6/15/18 (c)		181	180,991
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (c)		136	135,750
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		235	234,538
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		446	445,542
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (c)		6	5,722
Series 2014-1A, Class A
1.29%, 5/15/18 (c)		38	37,720
Series 2014-2A, Class A
1.06%, 8/15/18 (c)		44	44,210
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		268	270,109
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (c)		29	28,971
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (c)	CAD	4	2,879
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	244	243,963
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		155	154,775
Series 2014-2, Class A
2.31%, 4/15/26 (c)		440	447,303
Series 2014-B, Class A2
0.47%, 3/15/17		83	83,310
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		322	323,078
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		449	450,208
Series 2015-2, Class A3
1.68%, 12/20/18		412	413,495
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		221	220,935

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	U.S.$	270	270,300
Series 2015-1, Class A3
1.41%, 6/15/20		126	126,377
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17(c)		345	345,246
Series 2013-1A, Class B2
2.48%, 8/25/19(c)		192	190,013
Series 2015-2A, Class A
2.02%, 9/25/19(c)		180	179,962
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17(c)		305	305,152
Series 2015-B, Class A3
1.40%, 11/15/18(c)		213	213,684
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	140,301
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		370	371,959
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		78	78,030
Series 2014-2, Class A3
0.80%, 4/16/18		335	334,741
Series 2015-3, Class A2A
1.02%, 9/17/18		220	220,087
Series 2015-4,Class A2A
1.20%, 12/17/18		215	214,912
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (c)		297	296,930

			11,253,026

Credit Cards - Fixed Rate - 0.9%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		141	141,656
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		326	336,126
Series 2015-2, Class A
1.56%, 3/15/21		214	215,872
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		285	287,234
Chase Issuance Trust
Series 2014-A1, Class A1
1.15%, 1/15/19		270	271,020
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		415	414,462

	Principal Amount (000)		U.S. $ Value
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22	U.S.$	379	385,142
Series 2015-3, Class A
1.74%, 9/15/21		315	315,567
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	312,869
Series 2013-A, Class A
1.61%, 12/15/21		246	247,274

			2,927,222

Autos - Floating Rate - 0.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.707%, 7/15/20 (c)(f)		378	376,785
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.596%, 7/20/19 (f)		203	201,564
Series 2015-1, Class A
0.716%, 1/20/20 (f)		384	381,166
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.753%, 12/10/27 (c)(f)		202	202,544
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.944%, 10/25/19 (c)(f)		207	206,163
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.716%, 10/20/20 (c)(f)		320	320,000

			1,688,222

Credit Cards - Floating Rate - 0.4%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.737%, 2/18/20 (c)(f)		325	325,177
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.557%, 8/17/20 (f)		240	239,139
First National Master Note Trust
Series 2013-2, Class A
0.737%, 10/15/19 (f)		346	346,416
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.587%, 12/15/19 (f)		295	295,092
Series 2015-A, Class A
0.687%, 2/15/22 (f)		256	255,451

			1,461,275

Other ABS - Fixed Rate - 0.4%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (c)		319	319,068

	Principal Amount (000)		U.S. $ Value
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	210	211,187
Series 2015-A, Class A4
1.85%, 4/15/21		227	227,691
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		173	172,733
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (c)		251	251,801

			1,182,480

Home Equity Loans - Floating Rate - 0.1%
GSAA Trust
Series 2006-5, Class 2A3
0.464%, 3/25/36 (f)		357	242,651
Residential Asset Securities Corp. Trust
Series 2003-KS3, Class A2
0.794%, 5/25/33 (f)		1	798

			243,449

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and
Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		68	68,215

Total Asset-Backed Securities (cost $18,781,726)			18,823,889

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
Non-Agency Fixed Rate CMBS - 3.6%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		548	582,364
Series 2007-5, Class AM
5.772%, 2/10/51		150	158,201
Bear Stearns Commercial Mortgage
Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		184	185,679
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		335	342,812
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		495	513,538
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.973%, 3/15/49		206	208,679
Series 2015-GC27, Class A5
3.137%, 2/10/48		246	245,294
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.959%, 5/15/46		270	286,424

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.23%, 12/10/49	U.S.$	1,005	1,080,831
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		415	429,395
Series 2006-C8, Class A4
5.306%, 12/10/46		304	313,070
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		198	196,476
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.889%, 6/15/39		155	159,550
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		343	361,640
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.735%, 11/10/46 (c)		130	140,471
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (c)		330	330,660
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		478	487,046
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		199	209,572
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		276	281,796
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2, Class A1A
4.838%, 7/15/41 (c)		109	108,124
Series 2006-LDP9, Class AM
5.372%, 5/15/47		135	138,788
Series 2007-CB19, Class AM
5.884%, 2/12/49		175	184,157
Series 2007-LD12, Class AM
6.208%, 2/15/51		280	298,306
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		590	615,277
Series 2008-C2, Class A1A
5.998%, 2/12/51		268	288,417
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		92	92,890
Series 2011-C5, Class D
5.50%, 8/15/46 (c)		100	105,541
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		368	388,869
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		232	232,733

	Principal Amount (000)		U.S. $ Value
Series 2007-C1, Class AM
5.455%, 2/15/40	U.S.$	100	104,164
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41(c)		188	188,454
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		258	261,811
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		296	304,239
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		263	272,100
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		86	87,938
Series 2012-C4, Class A5
2.85%, 12/10/45		168	169,266
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		616	618,879
Series 2006-C26, Class A1A
6.009%, 6/15/45		133	136,065
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		456	471,214
Series 2014-C20, Class A2
3.036%, 5/15/47		206	213,992

			11,794,722

Non-Agency Floating Rate CMBS - 0.5%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.527%, 11/15/19 (c)(f)		169	168,722
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.104%, 6/11/27 (c)(f)		208	206,832
Series 2014-SAVA, Class A
1.357%, 6/15/34 (c)(f)		156	154,956
H/2 Asset Funding NRE
Series 2015-1A
1.844%, 6/24/49 (c)(f)		254	252,611
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.127%, 6/15/29 (c)(f)		339	336,563
PFP III Ltd.
Series 2014-1, Class A
1.629%, 6/14/31 (c)(f)		138	137,873
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.257%, 4/15/32 (c)(f)		157	156,054
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.427%, 11/15/27 (c)(f)		183	181,242

	Principal Amount (000)		U.S. $ Value
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.62%, 12/15/47 (h)	U.S.$	197	192,101

			1,786,954

Total Commercial Mortgage-Backed Securities (cost $13,849,716)			13,581,676

GOVERNMENTS - TREASURIES - 2.8%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	1,670	395,062

United States - 2.7%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	280	273,007
3.00%, 5/15/45		495	506,563
3.125%, 2/15/43-8/15/44		650	680,540
3.375%, 5/15/44		234	256,711
3.625%, 8/15/43		1,195	1,375,371
4.375%, 2/15/38		1,027	1,321,173
4.50%, 2/15/36		223	292,403
U.S. Treasury Notes
1.50%, 1/31/19		288	292,328
1.625%, 8/31/19		545	554,353
2.00%, 11/15/21		645	658,203
2.50%, 8/15/23-5/15/24		883	921,177
2.75%, 2/15/24		1,597	1,697,523

			8,829,352

Total Governments - Treasuries (cost $9,041,246)			9,224,414

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%
GSE Risk Share Floating Rate - 1.2%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.689%, 7/25/25 (c)(f)		225	224,660
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.444%, 11/25/23 (f)		340	339,111
Series 2014-DN3, Class M3
4.194%, 8/25/24(f)		330	320,980
Series 2014-DN4, Class M3
4.744%, 10/25/24 (f)		250	250,299
Series 2015-DNA1, Class M3
3.494%, 10/25/27 (f)		260	244,916
Series 2015-DNA2, Class M2
2.794%, 12/25/27 (f)		639	641,646
Series 2015-HQ1, Class M2
2.394%, 3/25/25 (f)		388	384,211
Series 2015-HQA1, Class M2
2.844%, 3/25/28 (f)		363	363,300

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.394%, 7/25/24 (f)	U.S.$	93	92,660
Series 2014-C04, Class 1M2
5.094%, 11/25/24 (f)		180	180,487
Series 2014-C04, Class 2M2
5.194%, 11/25/24 (f)		75	75,569
Series 2015-C01, Class 1M2
4.494%, 2/25/25 (f)		155	150,636
Series 2015-C01, Class 2M2
4.744%, 2/25/25 (f)		138	137,171
Series 2015-C02, Class 2M2
4.194%, 5/25/25 (f)		185	176,797
Series 2015-C03, Class 1M2
5.194%, 7/25/25 (f)		90	89,729
Series 2015-C03, Class 2M2
5.194%, 7/25/25 (f)		195	194,764
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.447%, 11/25/25 (c)(f)		145	144,900
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (c)(f)		41	41,100

			4,052,936

Non-Agency Fixed Rate - 0.6%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		46	44,157
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		122	112,434
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		81	78,665
Series 2006-24CB, Class A16
5.75%, 6/25/36		190	170,759
Series 2006-28CB, Class A14
6.25%, 10/25/36		132	112,470
Series 2006-J1, Class 1A13
5.50%, 2/25/36		118	105,698
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		104	91,890
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		60	51,574
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.617%, 5/25/35		26	24,970
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		101	94,482
Series 2006-13, Class 1A18
6.25%, 9/25/36		149	135,600
Series 2006-13, Class 1A19
6.25%, 9/25/36		54	48,769

	Principal Amount (000)		U.S. $ Value
Series 2007-HYB2, Class 3A1
2.596%, 2/25/47	U.S.$	278	245,674
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		151	126,015
First Horizon Alternative Mortgage
Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		218	180,341
JPMorgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		84	76,826
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		211	180,559
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		77	75,568

			1,956,451

Non-Agency Floating Rate - 0.4%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.384%, 12/25/36 (f)		387	242,106
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.444%, 3/25/35 (f)		181	161,070
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.314%, 7/25/36 (f)		282	229,515
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
1.894%, 7/15/36 (c)(f)		304	303,626
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
6.893%, 5/26/37 (c)(h)		184	153,736

			1,090,053

Agency Fixed Rate - 0.0%
Federal National Mortgage Association REMICs
Series 2010-117, Class DI
4.50%, 5/25/25 (i)		857	89,563

Total Collateralized Mortgage Obligations (cost $7,258,705)			7,189,003

CORPORATES - NON-INVESTMENT GRADE - 1.4%
Financial Institutions - 0.9%
Banking - 0.8%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (g)		79	80,580

	Principal Amount (000)		U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (c)(g)	U.S.$	44	49,940
7.625%, 11/21/22		239	267,829
7.75%, 4/10/23		305	326,731
BNP Paribas SA
7.375%, 8/19/25 (c)(g)		200	201,250
Credit Agricole SA
7.875%, 1/23/24 (c)(g)		205	203,719
HBOS Capital Funding LP
4.939%, 5/23/16 (g)	EUR	298	331,325
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)	U.S.$	339	334,525
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)(g)		94	105,280
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (c)		215	234,326
Societe Generale SA
5.922%, 4/05/17 (c)(g)		100	101,000
8.00%, 9/29/25 (c)(g)		200	196,909
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	241,602

			2,675,016

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	208,250
International Lease Finance Corp.
5.875%, 4/01/19		93	97,789

			306,039

			2,981,055

Industrial - 0.4%
Basic - 0.1%
Novelis, Inc.
8.375%, 12/15/17		29	28,130
Teck Resources Ltd.
4.50%, 1/15/21		280	188,720

			216,850

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		44	45,320

Communications - Telecommunications - 0.2%
Numericable-SFR SAS
5.375%, 5/15/22 (c)	EUR	195	218,354
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	370	325,600
Sprint Corp.
7.875%, 9/15/23		53	42,897
Telecom Italia Capital SA
6.00%, 9/30/34		65	60,125

			646,976

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.0%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20	U.S.$	60	62,475

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		107	102,854
MCE Finance Ltd.
5.00%, 2/15/21 (c)		210	189,000

			291,854

Energy - 0.0%
SM Energy Co.
6.50%, 1/01/23		14	13,020
Transocean, Inc.
6.50%, 11/15/20		135	103,275

			116,295

Technology - 0.0%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		104	71,890

			1,451,660

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
7.375%, 7/01/21		119	123,463
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		92	81,190

			204,653

Total Corporates - Non-Investment Grade (cost $4,908,131)			4,637,368

INFLATION-LINKED SECURITIES - 1.2%
United States - 1.2%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $4,236,870)		4,162	4,147,396

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Chile - 0.2%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (c)		310	297,793
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		340	343,719

			641,512

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		460	501,580

	Principal Amount (000)		U.S. $ Value
Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	U.S.$	217	209,952

Total Quasi-Sovereigns (cost $1,316,079)			1,353,044

GOVERNMENTS - SOVEREIGN AGENCIES - 0.3%
Israel - 0.1%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (c)		320	326,515
United Kingdom - 0.1%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (g)		200	199,562
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		253	188,725
Canada - 0.0%
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		125	121,094
Colombia - 0.0%
Ecopetrol SA
5.875%, 5/28/45		94	72,380

Total Governments - Sovereign Agencies (cost $1,001,808)			908,276

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.625%, 3/01/40 (cost $350,503)		345	495,034

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones
Celulares SA
6.875%, 2/06/24 (c)		200	197,560

Consumer Non-Cyclical - 0.0%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (c)		195	189,150

Total Emerging Markets - Corporate Bonds (cost $391,536)			386,710

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Insurance - 0.1%
Allstate Corp. (The)
5.10% (cost $179,024)		6,700	170,046

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Mexico - 0.0%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $92,560)	U.S.$	82	91,963

SHORT-TERM INVESTMENTS - 2.2%
Time Deposit - 2.2%
State Street Time Deposit
0.01%, 10/01/15 (cost $7,455,952)		7,456	7,455,952

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $318,634,134)			336,059,754

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Exchange Reserves - Class I, 0.13% (j)(k) (cost $3,747,151)		3,747,151	3,747,151

Total Investments - 102.0% (cost $322,381,285)(l)			339,806,905

Other assets less liabilities - (2.0)% (m)			(6,749,411)

Net Assets - 100.0%			$333,057,494

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	12	December 2015	$1,290,030	$1,274,994	$(15,036)
U.S. T-Note 2 Yr (CBT) Futures	46	December 2015	10,068,203	10,075,438	7,235
U.S. T-Note 5 Yr (CBT) Futures	108	December 2015	12,977,805	13,015,688	37,883
U.S. Ultra Bond (CBT) Futures	29	December 2015	4,756,691	4,651,781	(104,910)
Sold Contracts
EURO-BOBL Futures	34	December 2015	4,867,816	4,901,674	(33,858)
U.S. T-Note 10 Yr (CBT) Futures	50	December 2015	6,404,801	6,436,719	(31,918)

					$(140,604)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	172	USD	122	12/15/15	$1,439
Barclays Bank PLC	JPY	400,000	USD	3,232	10/15/15	(102,520)
Barclays Bank PLC	CNY	3,531	USD	546	11/13/15	(7,155)
Barclays Bank PLC	TWD	14,848	USD	469	11/13/15	19,916
Barclays Bank PLC	USD	362	JPY	43,419	11/13/15	554
Barclays Bank PLC	USD	673	SEK	5,712	11/13/15	10,133
Barclays Bank PLC	USD	792	SGD	1,100	11/13/15	(20,277)
Barclays Bank PLC	CNY	4,834	USD	741	12/15/15	(13,029)
BNP Paribas SA	AUD	1,562	USD	1,097	12/15/15	4,513
Citibank	GBP	1,428	USD	2,229	11/13/15	69,088
Citibank	USD	55	CNY	362	11/13/15	1,522
Citibank	USD	986	GBP	632	11/13/15	(30,577)
Credit Suisse International	KRW	129,569	USD	110	11/13/15	586
Credit Suisse International	KRW	119,013	USD	100	11/13/15	(304)
Credit Suisse International	USD	474	SEK	3,970	11/13/15	1,067
Deutsche Bank AG	BRL	1,655	USD	457	10/02/15	39,449
Deutsche Bank AG	USD	417	BRL	1,655	10/02/15	883
Deutsche Bank AG	SGD	1,100	USD	783	11/13/15	11,586
Goldman Sachs Bank USA	RUB	9,336	USD	136	10/16/15	(5,535)
HSBC Bank USA	JPY	720,000	USD	5,966	10/07/15	(36,276)
HSBC Bank USA	HKD	13,997	USD	1,805	11/13/15	(573)
HSBC Bank USA	USD	418	HKD	3,243	11/13/15	342
JPMorgan Chase Bank	JPY	220,000	USD	1,845	3/25/16	4,271
Morgan Stanley & Co., Inc.	JPY	51,676	USD	416	11/13/15	(14,519)
Morgan Stanley & Co., Inc.	USD	833	EUR	758	11/13/15	14,866
Morgan Stanley & Co., Inc.	USD	563	JPY	67,979	11/13/15	4,058
Royal Bank of Scotland PLC	JPY	115,000	USD	961	10/15/15	2,160
Royal Bank of Scotland PLC	GBP	234	USD	362	11/13/15	8,509
Royal Bank of Scotland PLC	JPY	50,171	USD	404	11/13/15	(14,343)
Royal Bank of Scotland PLC	KRW	606,024	USD	514	11/13/15	3,876
Royal Bank of Scotland PLC	CAD	625	USD	472	12/15/15	4,137
Royal Bank of Scotland PLC	USD	66	CNY	420	12/15/15	(60)
Standard Chartered Bank	BRL	2,385	USD	600	10/02/15	(1,272)
Standard Chartered Bank	BRL	730	USD	203	10/02/15	18,731
Standard Chartered Bank	USD	778	BRL	3,115	10/02/15	7,365
Standard Chartered Bank	BRL	2,385	USD	588	11/04/15	(7,008)
Standard Chartered Bank	JPY	74,468	USD	597	11/13/15	(24,192)
Standard Chartered Bank	USD	656	AUD	898	11/13/15	(26,926)
Standard Chartered Bank	USD	1,908	JPY	238,042	11/13/15	77,332
Standard Chartered Bank	USD	191	TWD	6,190	11/13/15	(3,552)
Standard Chartered Bank	USD	396	GBP	253	12/15/15	(13,832)
State Street Bank & Trust Co.	CAD	295	USD	222	10/02/15	440
State Street Bank & Trust Co.	EUR	618	USD	699	10/27/15	8,254
State Street Bank & Trust Co.	AUD	729	USD	534	11/13/15	23,393
State Street Bank & Trust Co.	CAD	363	USD	275	11/13/15	3,151
State Street Bank & Trust Co.	CHF	107	USD	110	11/13/15	344
State Street Bank & Trust Co.	CHF	209	USD	215	11/13/15	(224)
State Street Bank & Trust Co.	EUR	2,039	USD	2,232	11/13/15	(47,584)
State Street Bank & Trust Co.	EUR	622	USD	710	11/13/15	14,737

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	300	USD	460	11/13/15	$5,887
State Street Bank & Trust Co.	ILS	677	USD	177	11/13/15	4,717
State Street Bank & Trust Co.	JPY	38,259	USD	313	11/13/15	(6,313)
State Street Bank & Trust Co.	JPY	23,394	USD	195	11/13/15	125
State Street Bank & Trust Co.	SEK	2,363	USD	278	11/13/15	(4,174)
State Street Bank & Trust Co.	USD	156	AUD	213	11/13/15	(6,532)
State Street Bank & Trust Co.	USD	74	CAD	97	11/13/15	(1,205)
State Street Bank & Trust Co.	USD	539	CHF	526	11/13/15	1,641
State Street Bank & Trust Co.	USD	189	CHF	183	11/13/15	(664)
State Street Bank & Trust Co.	USD	79	CNY	507	11/13/15	232
State Street Bank & Trust Co.	USD	396	EUR	359	11/13/15	5,093
State Street Bank & Trust Co.	USD	180	EUR	161	11/13/15	(44)
State Street Bank & Trust Co.	USD	640	GBP	414	11/13/15	(13,809)
State Street Bank & Trust Co.	USD	512	HKD	3,968	11/13/15	191
State Street Bank & Trust Co.	USD	617	JPY	74,305	11/13/15	2,917
State Street Bank & Trust Co.	USD	66	KRW	78,597	11/13/15	523
State Street Bank & Trust Co.	USD	204	NOK	1,686	11/13/15	(5,808)
State Street Bank & Trust Co.	USD	1,074	SEK	9,336	11/13/15	42,054
State Street Bank & Trust Co.	CAD	273	USD	205	12/15/15	359
State Street Bank & Trust Co.	EUR	133	USD	149	12/15/15	(60)
State Street Bank & Trust Co.	EUR	250	USD	282	12/15/15	2,721
State Street Bank & Trust Co.	JPY	19,980	USD	167	12/15/15	230
State Street Bank & Trust Co.	NOK	1,045	USD	127	12/15/15	4,270
State Street Bank & Trust Co.	SEK	1,626	USD	192	12/15/15	(2,694)
State Street Bank & Trust Co.	USD	326	JPY	38,985	12/15/15	(257)
State Street Bank & Trust Co.	USD	278	JPY	33,471	12/15/15	1,340
UBS AG	USD	586	EUR	525	11/13/15	1,262
UBS AG	USD	367	GBP	239	12/15/15	(5,889)

						$13,057

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	3.24%	$2,784	$(150,555)	$(78,322)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.75	4,100	(37,520)	5,615

				$(188,075)	$(72,707)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	6,090	3/10/17	0.973%	3 Month CDOR	$(14,928)
Morgan Stanley & Co., LLC/(CME Group)	AUD	8,060	3/11/17	2.140%	3 Month BBSW	(14,945)
Morgan Stanley & Co., LLC/(CME Group)	CAD	5,740	6/05/17	1.054%	3 Month CDOR	(22,021)
Morgan Stanley & Co., LLC/(CME Group)	NZD	11,300	6/09/17	3.366%	3 Month BKBM	(145,759)
Morgan Stanley & Co., LLC/(CME Group)	AUD	7,220	6/09/17	2.218%	3 Month BBSW	(22,235)
Morgan Stanley & Co., LLC/(CME Group)	GBP	2,090	6/05/20	6 Month LIBOR	1.651%	49,941
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,230	3/11/25	6 Month BBSW	2.973%	7,978
Morgan Stanley & Co., LLC/(CME Group)	NZD	1,320	6/09/25	3 Month BKBM	4.068%	51,102
Morgan Stanley & Co., LLC/(CME Group)	AUD	780	6/09/25	6 Month BBSW	3.384%	25,722
Morgan Stanley & Co., LLC/(CME Group)	$	430	6/09/25	2.488%	3 Month LIBOR	(22,839)
Morgan Stanley & Co., LLC/(CME Group)	GBP	190	6/05/45	2.396%	6 Month LIBOR	(23,673)

						$(131,657)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	13.46%	$104	$22,635	$6,454	$16,181
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.78	198	16,929	(9,388)	26,317
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.78	172	14,707	(7,865)	22,572
Sale Contracts
BNP Paribas:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	0.77	530	2,202	(7,075)	9,277
Credit Suisse International:
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	39	(47)	(390)	343

				$56,426	$(18,264)	$74,690

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,920	3/04/16	CPI	#	1.170%	$6,228

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(14,841)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$2,200	2/07/22	2.043%	3 Month LIBOR	$(63,599)

					$(78,440)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $25,555,374 or 7.7% of net assets.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Floating Rate Security. Stated interest rate was in effect at September 30, 2015.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Variable rate coupon, rate shown as of September 30, 2015.
(i)	IO - Interest Only
(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,798,484 and gross unrealized depreciation of investments was $(15,372,864), resulting in net unrealized appreciation of $17,425,620.
(m)	An amount of U.S.$234,533 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate

CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GDR	-	Global Depositary Receipt
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

AB Balanced Wealth Strategy Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$22,958,936	$10,198,724	$	– 0	–	$33,157,660
Information Technology	27,805,728	3,679,832		– 0	–	31,485,560
Financials	20,205,684	10,621,800		– 0	–	30,827,484
Health Care	20,326,213	3,407,569		– 0	–	23,733,782
Industrials	12,026,838	10,473,060		– 0	–	22,499,898
Consumer Staples	10,231,598	4,166,077		– 0	–	14,397,675
Equity: Other	4,601,276	6,584,239		69,049		11,254,564
Energy	7,200,585	1,503,826		– 0	–	8,704,411
Retail	3,709,292	3,479,726		– 0	–	7,189,018
Utilities	5,284,236	967,090		– 0	–	6,251,326
Residential	4,175,414	1,638,705		– 0	–	5,814,119
Materials	1,661,358	2,406,675		– 0	–	4,068,033

Investments in Securities:	Level 1		Level 2		Level 3			Total
Office	$1,400,909		$1,875,874		$	– 0	–	$3,276,783
Telecommunication Services	885,000		2,273,374			– 0	–	3,158,374
Lodging	1,634,300		116,760			– 0	–	1,751,060
Mortgage	323,860		– 0	–		– 0	–	323,860
Financial:Other	138,416		– 0	–		– 0	–	138,416
Real Estate	– 0	–	80,861			– 0	–	80,861
Corporates - Investment Grade	– 0	–	33,019,599			– 0	–	33,019,599
Mortgage Pass-Throughs	– 0	–	26,462,500			– 0	–	26,462,500
Asset-Backed Securities	– 0	–	17,058,725			1,765,164		18,823,889
Commercial Mortgage-Backed Securities	– 0	–	10,335,898			3,245,778		13,581,676
Governments - Treasuries	– 0	–	9,224,414			– 0	–	9,224,414
Collateralized Mortgage Obligations	– 0	–	579,189			6,609,814		7,189,003
Corporates - Non-Investment Grade	– 0	–	4,637,368			– 0	–	4,637,368
Inflation-Linked Securities	– 0	–	4,147,396			– 0	–	4,147,396
Quasi-Sovereigns	– 0	–	1,353,044			– 0	–	1,353,044
Governments - Sovereign Agencies	– 0	–	908,276			– 0	–	908,276
Local Governments - Municipal Bonds	– 0	–	495,034			– 0	–	495,034
Emerging Markets - Corporate Bonds	– 0	–	386,710			– 0	–	386,710
Preferred Stocks	170,046		– 0	–		– 0	–	170,046
Governments - Sovereign Bonds	– 0	–	91,963			– 0	–	91,963
Short-Term Investments	– 0	–	7,455,952			– 0	–	7,455,952
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,747,151		– 0	–		– 0	–	3,747,151

Total Investments in Securities	148,486,840		179,630,260			11,689,805		339,806,905
Other Financial Instruments* :
Assets:
Futures	45,118		– 0	–		– 0	–	45,118
Forward Currency Exchange Contracts	– 0	–	430,264			– 0	–	430,264
Centrally Cleared Credit Default Swaps	– 0	–	5,615			– 0	–	5,615
Centrally Cleared Interest Rate Swaps	– 0	–	134,743			– 0	–	134,743
Credit Default Swaps	– 0	–	74,690			– 0	–	74,690
Inflation (CPI) Swaps	– 0	–	6,228			– 0	–	6,228
Liabilities:
Futures	(185,722)		– 0	–		– 0	–	(185,722)
Forward Currency Exchange Contracts	– 0	–	(417,207)			– 0	–	(417,207)
Centrally Cleared Credit Default Swaps	– 0	–	(78,322)			– 0	–	(78,322)
Centrally Cleared Interest Rate Swaps	– 0	–	(266,400)			– 0	–	(266,400)
Interest Rate Swaps	– 0	–	(78,440)			– 0	–	(78,440)

Total^	$148,346,236		$179,441,431			$11,689,805		$339,477,472

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Asset-Backed Securities	Commercial Mortgage-Backed Securities
Balance as of 12/31/14	$83,861		$2,438,554	$2,402,381
Accrued discounts/(premiums)	– 0	–	4,408	(5,807)
Realized gain (loss)	– 0	–	(3,587)	(1,452)
Change in unrealized appreciation/depreciation	(14,812)		2,193	(40,645)
Purchases/Payups	– 0	–	399,572	902,873

	Common Stocks		Asset-Backed Securities	Commercial Mortgage-Backed Securities
Sales/Paydowns	$ – 0	–	$(921,027)	$(11,572)
Transfers in to Level 3	– 0	–	251,658	– 0	–
Transfers out of Level 3			(406,607)	– 0	–

Balance as of 9/30/15	$69,049		$1,765,164	$3,245,778

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/15	$(14,812)		$(4,806)	$(40,645)

	Collateralized Mortgage Obligation		Total
Balance as of 12/31/14	$3,905,817		$8,830,613
Accrued discounts/(premiums)	14,435		13,036
Realized gain (loss)	(11,583)		(16,622)
Change in unrealized appreciation/depreciation	(9,301)		(62,565)
Purchases/Payups	3,640,439		4,942,884
Sales/Paydowns	(929,993)		(1,862,592)
Transfers in to Level 3	– 0	–	251,658
Transfers out of Level 3	– 0	–	(406,607)

Balance as of 9/30/15	$6,609,814		$11,689,805 +

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/15	$(18,572)		$(78,835)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at September 30, 2015. Securities priced by third party vendors or using prior transaction are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/15	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$69,049	Market Approach	Last Traded Price adjusted by Hang Seng index change.	HKD 1.31 / NA

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 27.4%
Financials - 5.8%
Banks - 2.6%
Aozora Bank Ltd.	6,000	$20,810
Australia & New Zealand Banking Group Ltd.	16,735	319,741
Banca Monte dei Paschi di Siena SpA (a)	15,452	27,534
Banco Bilbao Vizcaya Argentaria SA	38,399	324,695
Banco Comercial Portugues SA (a)(b)	230,718	11,275
Banco de Sabadell SA (b)	29,722	54,705
Banco Espirito Santo SA (REG) (a)(c)(d)	10,016	0
Banco Popular Espanol SA	10,844	39,614
Banco Santander SA	87,371	464,587
Bank Hapoalim BM	4,812	24,215
Bank Leumi Le-Israel BM (a)	12,645	47,200
Bank of America Corp.	39,445	614,553
Bank of East Asia Ltd. (The)	9,600	32,276
Bank of Ireland (a)	199,710	78,085
Bank of Kyoto Ltd. (The)	2,000	20,342
Bank of Queensland Ltd.	3,683	30,151
Bank of Yokohama Ltd. (The)	5,000	30,390
Bankia SA	22,531	29,242
Bankinter SA (b)	3,048	22,455
Barclays PLC	99,698	368,961
BB&T Corp.	2,700	96,120
Bendigo & Adelaide Bank Ltd.	3,446	24,083
BNP Paribas SA	6,431	378,619
BOC Hong Kong Holdings Ltd.	22,500	66,213
CaixaBank SA	13,908	53,674
Chiba Bank Ltd. (The)	3,000	21,303
Citigroup, Inc.	11,379	564,512
Comerica, Inc.	650	26,715
Commerzbank AG (a)	6,474	68,377
Commonwealth Bank of Australia	10,271	527,195
Credit Agricole SA	6,256	72,024
Danske Bank A/S	3,980	120,277
DBS Group Holdings Ltd.	10,000	114,143
DNB ASA	5,944	77,357
Erste Group Bank AG (a)	1,696	49,287
Fifth Third Bancorp	3,090	58,432
Fukuoka Financial Group, Inc.	4,000	19,051
Gunma Bank Ltd. (The)	4,000	25,602
Hachijuni Bank Ltd. (The)	4,000	28,393
Hang Seng Bank Ltd.	4,600	83,036
Hiroshima Bank Ltd. (The)	5,000	28,896
HSBC Holdings PLC	116,255	876,994
Huntington Bancshares, Inc./OH	3,015	31,959
ING Groep NV	22,105	312,457
Intesa Sanpaolo SpA	70,654	249,599
Iyo Bank Ltd. (The)	2,000	22,991
Joyo Bank Ltd. (The)	3,000	15,805
JPMorgan Chase & Co.	14,115	860,592
KBC Groep NV	1,520	96,128
KeyCorp	3,275	42,608
Lloyds Banking Group PLC	346,648	394,645
M&T Bank Corp.	515	62,804
Mitsubishi UFJ Financial Group, Inc.	77,400	467,669
Mizrahi Tefahot Bank Ltd.	973	11,505
Mizuho Financial Group, Inc.	140,100	262,071

Company	Shares	U.S. $ Value
National Australia Bank Ltd.	15,512	328,279
Natixis SA	9,006	49,864
Nordea Bank AB	18,440	205,726
Oversea-Chinese Banking Corp., Ltd.	18,000	111,461
People’s United Financial, Inc.	1,015	15,966
PNC Financial Services Group, Inc. (The)	2,030	181,076
Raiffeisen Bank International AG (a)	718	9,436
Regions Financial Corp.	5,025	45,275
Resona Holdings, Inc.	13,400	68,276
Royal Bank of Scotland Group PLC (a)	15,350	73,236
Seven Bank Ltd.	5,324	23,043
Shinsei Bank Ltd.	12,000	24,668
Shizuoka Bank Ltd. (The)	4,000	40,143
Skandinaviska Enskilda Banken AB-Class A	9,222	98,631
Societe Generale SA	4,399	196,596
Standard Chartered PLC	14,996	145,535
Sumitomo Mitsui Financial Group, Inc.	7,700	291,986
Sumitomo Mitsui Trust Holdings, Inc.	20,000	73,301
SunTrust Banks, Inc.	1,990	76,098
Suruga Bank Ltd.	1,000	18,607
Svenska Handelsbanken AB-Class A	6,684	95,881
Swedbank AB-Class A	4,044	89,455
UniCredit SpA	26,697	166,434
Unione di Banche Italiane SCpA	5,202	36,911
United Overseas Bank Ltd.	8,000	104,457
US Bancorp	6,765	277,433
Wells Fargo & Co.	17,825	915,314
Westpac Banking Corp.	18,875	396,505
Zions Bancorporation	730	20,104

		12,951,664

Capital Markets - 0.6%
3i Group PLC	7,720	54,533
Aberdeen Asset Management PLC	5,585	25,088
Affiliated Managers Group, Inc. (a)	207	35,395
Ameriprise Financial, Inc.	695	75,845
Bank of New York Mellon Corp. (The)	4,215	165,017
BlackRock, Inc.-Class A	477	141,893
Charles Schwab Corp. (The)	4,290	122,522
Credit Suisse Group AG (REG) (a)	9,269	222,797
Daiwa Securities Group, Inc.	10,000	64,705
Deutsche Bank AG (REG)	8,374	225,991
E*TRADE Financial Corp. (a)	1,020	26,857
Franklin Resources, Inc.	1,470	54,772
Goldman Sachs Group, Inc. (The)	1,538	267,243
Hargreaves Lansdown PLC	1,481	27,085
ICAP PLC	4,211	29,166
Invesco Ltd.	1,580	49,343
Investec PLC	2,464	18,867
Julius Baer Group Ltd. (a)	1,220	55,403
Legg Mason, Inc.	360	14,980
Macquarie Group Ltd.	1,755	95,112
Mediobanca SpA	12,965	127,559
Morgan Stanley	5,720	180,180
Nomura Holdings, Inc.	22,000	127,696
Northern Trust Corp.	810	55,210
Partners Group Holding AG	158	53,552
Schroders PLC	729	30,977
State Street Corp.	1,585	106,528

Company	Shares	U.S. $ Value
T Rowe Price Group, Inc.	975	67,762
UBS Group AG	22,171	409,900

		2,931,978

Consumer Finance - 0.1%
Acom Co., Ltd. (a)	6,200	31,724
AEON Financial Service Co., Ltd.	800	15,829
American Express Co.	3,360	249,077
Capital One Financial Corp.	2,113	153,235
Credit Saison Co., Ltd.	700	12,717
Discover Financial Services	1,710	88,903
Navient Corp.	1,500	16,860

		568,345

Diversified Financial Services - 0.5%
ASX Ltd.	1,453	38,792
Berkshire Hathaway, Inc.-Class B (a)	7,244	944,618
CME Group, Inc./IL-Class A	1,200	111,288
Deutsche Boerse AG	1,511	130,315
Eurazeo SA	1,243	82,789
EXOR SpA	1,279	55,758
Groupe Bruxelles Lambert SA	360	27,167
Hong Kong Exchanges and Clearing Ltd.	6,700	153,618
Industrivarden AB-Class C	996	17,495
Intercontinental Exchange, Inc.	466	109,505
Investment AB Kinnevik-Class B	2,015	57,599
Investor AB-Class B	1,705	58,586
Japan Exchange Group, Inc.	3,166	46,281
Leucadia National Corp.	1,105	22,387
London Stock Exchange Group PLC	1,899	69,606
McGraw Hill Financial, Inc.	1,010	87,365
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	15,419
Moody’s Corp.	695	68,249
Nasdaq, Inc.	410	21,865
ORIX Corp.	8,040	103,711
Pargesa Holding SA	255	14,965
Singapore Exchange Ltd.	10,000	49,469
Wendel SA	398	46,664

		2,333,511

Insurance - 1.1%
ACE Ltd.	1,285	132,869
Admiral Group PLC	819	18,627
Aegon NV	27,440	157,345
Aflac, Inc.	1,705	99,112
Ageas	1,646	67,645
AIA Group Ltd.	73,125	380,305
Allianz SE (REG)	2,771	435,304
Allstate Corp. (The)	1,600	93,184
American International Group, Inc.	5,352	304,101
AMP Ltd.	17,956	70,524
Aon PLC	1,115	98,800
Assicurazioni Generali SpA	5,214	95,396
Assurant, Inc.	260	20,543
Aviva PLC	24,265	165,962
Baloise Holding AG (REG)	277	31,745
Chubb Corp. (The)	910	111,611
Cincinnati Financial Corp.	560	30,128
CNP Assurances	4,544	63,138

Company	Shares	U.S. $ Value
Dai-ichi Life Insurance Co., Ltd. (The)	6,545	104,195
Direct Line Insurance Group PLC	9,978	56,617
Genworth Financial, Inc.-Class A (a)	1,785	8,247
Gjensidige Forsikring ASA	1,333	17,948
Hannover Rueck SE (REG)	377	38,616
Hartford Financial Services Group, Inc. (The)	1,675	76,682
Insurance Australia Group Ltd.	10,333	35,330
Legal & General Group PLC	36,049	129,984
Lincoln National Corp.	990	46,985
Loews Corp.	1,140	41,200
Mapfre SA	10,570	27,639
Marsh & McLennan Cos., Inc.	2,040	106,529
Medibank Pvt Ltd.	33,575	57,199
MetLife, Inc.	4,220	198,973
MS&AD Insurance Group Holdings, Inc.	3,100	83,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,050	196,103
Old Mutual PLC	29,782	85,351
Principal Financial Group, Inc.	1,040	49,234
Progressive Corp. (The)	1,995	61,127
Prudential Financial, Inc.	1,715	130,700
Prudential PLC	15,581	328,705
QBE Insurance Group Ltd.	8,147	74,193
RSA Insurance Group PLC	7,994	48,735
Sampo Oyj-Class A	2,714	131,350
SCOR SE	1,611	57,851
Sompo Japan Nipponkoa Holdings, Inc.	2,000	58,090
Sony Financial Holdings, Inc.	875	14,361
St James’s Place PLC	3,195	41,120
Standard Life PLC	11,878	69,761
Suncorp Group Ltd.	7,811	67,195
Swiss Life Holding AG (a)	249	55,543
Swiss Re AG	2,138	183,434
T&D Holdings, Inc.	2,600	30,711
Tokio Marine Holdings, Inc.	4,200	156,912
Torchmark Corp.	502	28,313
Travelers Cos., Inc. (The)	1,280	127,398
Tryg A/S	795	15,446
UnipolSai SpA	4,035	8,774
Unum Group	920	29,514
XL Group PLC	960	34,867
Zurich Insurance Group AG (a)	907	222,674

		5,713,118

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	1,515	133,290
Apartment Investment & Management Co.-Class A	525	19,435
AvalonBay Communities, Inc.	495	86,536
Boston Properties, Inc.	600	71,040
British Land Co. PLC (The)	5,864	74,471
CapitaLand Mall Trust	14,000	18,720
Crown Castle International Corp.	1,270	100,165
Dexus Property Group	3,880	19,567
Equinix, Inc.	215	58,781
Equity Residential	1,340	100,661
Essex Property Trust, Inc.	228	50,940
Federation Centres	48,865	94,360
Fonciere Des Regions	933	81,353

Company	Shares	U.S. $ Value
Gecina SA	253	30,854
General Growth Properties, Inc.	2,344	60,874
Goodman Group	10,596	43,799
GPT Group (The)	6,698	21,287
Hammerson PLC	4,761	44,956
HCP, Inc.	1,680	62,580
Host Hotels & Resorts, Inc.	2,750	43,477
ICADE	449	30,464
Intu Properties PLC	5,825	29,074
Iron Mountain, Inc.	658	20,411
Japan Prime Realty Investment Corp.	7	22,755
Japan Real Estate Investment Corp.	8	36,850
Japan Retail Fund Investment Corp.	15	29,023
Kimco Realty Corp.	1,480	36,156
Klepierre	1,311	59,418
Land Securities Group PLC	4,798	91,469
Link REIT	10,500	57,671
Macerich Co. (The)	510	39,178
Mirvac Group	40,488	49,159
Nippon Building Fund, Inc.	9	43,549
Nippon Prologis REIT, Inc.	5	9,072
Plum Creek Timber Co., Inc.	630	24,891
Prologis, Inc.	1,870	72,743
Public Storage	580	122,745
Realty Income Corp. (b)	858	40,661
Scentre Group	33,577	92,414
Segro PLC	3,337	21,711
Simon Property Group, Inc.	1,166	214,217
SL Green Realty Corp.	376	40,668
Stockland	14,259	38,739
Unibail-Rodamco SE	613	158,880
United Urban Investment Corp.	12	16,026
Ventas, Inc.	1,091	61,161
Vornado Realty Trust	685	61,938
Welltower, Inc. (b)	1,225	82,479
Westfield Corp.	9,308	65,498
Weyerhaeuser Co.	1,940	53,040

		2,939,206

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	1,700	26,114
CapitaLand Ltd.	35,000	66,088
CBRE Group, Inc.-Class A (a)	1,015	32,480
Cheung Kong Property Holdings Ltd.	14,840	108,723
City Developments Ltd.	3,000	16,255
Daito Trust Construction Co., Ltd.	400	40,642
Daiwa House Industry Co., Ltd.	4,000	99,163
Deutsche Wohnen AG	1,334	35,677
Global Logistic Properties Ltd.	30,422	43,738
Hang Lung Properties Ltd.	14,000	31,491
Henderson Land Development Co., Ltd.	5,324	31,905
Hulic Co., Ltd.	2,197	19,875
Kerry Properties Ltd.	8,500	23,338
Lend Lease Group	3,450	30,543
Mitsubishi Estate Co., Ltd.	8,000	163,420
Mitsui Fudosan Co., Ltd.	6,000	164,468
New World Development Co., Ltd.	22,000	21,397
Nomura Real Estate Holdings, Inc.	800	16,083
NTT Urban Development Corp. (b)	1,600	14,743

Company	Shares	U.S. $ Value
Sino Land Co., Ltd.	16,000	24,486
Sumitomo Realty & Development Co., Ltd.	2,000	63,655
Sun Hung Kai Properties Ltd.	10,000	130,433
Swire Pacific Ltd.-Class A	2,000	22,456
Swire Properties Ltd.	25,389	70,864
Tokyo Tatemono Co., Ltd.	1,500	17,885
Tokyu Fudosan Holdings Corp.	2,000	13,307
Vonovia SE	2,725	87,707
Wharf Holdings Ltd. (The)	13,000	73,520
Wheelock & Co., Ltd.	6,000	26,096

		1,516,552

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,730	17,594

		28,971,968

Health Care - 3.6%
Biotechnology - 0.5%
Actelion Ltd. (REG) (a)	608	77,274
Alexion Pharmaceuticals, Inc. (a)	780	121,984
Amgen, Inc.	2,853	394,627
Baxalta, Inc.	2,030	63,965
Biogen, Inc. (a)	915	267,006
Celgene Corp. (a)	3,030	327,755
CSL Ltd.	2,881	181,311
Gilead Sciences, Inc.	5,680	557,719
Grifols SA	757	31,299
Regeneron Pharmaceuticals, Inc. (a)	290	134,891
Vertex Pharmaceuticals, Inc. (a)	907	94,455

		2,252,286

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	5,615	225,835
Baxter International, Inc.	2,030	66,686
Becton Dickinson and Co.	787	104,403
Boston Scientific Corp. (a)	4,860	79,753
Coloplast A/S-Class B	496	35,166
CR Bard, Inc.	315	58,688
DENTSPLY International, Inc.	530	26,802
Edwards Lifesciences Corp. (a)	395	56,157
Essilor International SA	1,241	151,611
Getinge AB-Class B	2,013	44,929
Hoya Corp.	2,600	85,155
Intuitive Surgical, Inc. (a)	155	71,235
Medtronic PLC	5,309	355,384
Olympus Corp.	1,500	46,797
Smith & Nephew PLC	5,421	94,711
Sonova Holding AG (REG)	351	45,198
St Jude Medical, Inc.	1,065	67,191
Stryker Corp.	1,125	105,863
Sysmex Corp.	700	36,968
Terumo Corp.	1,400	39,624
Varian Medical Systems, Inc. (a)	395	29,143
William Demant Holding A/S (a)	81	6,729
Zimmer Biomet Holdings, Inc.	635	59,646

		1,893,674

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.4%
Aetna, Inc.	1,317	144,093
AmerisourceBergen Corp.-Class A	785	74,567
Anthem, Inc.	1,050	147,000
Cardinal Health, Inc.	1,245	95,641
Cigna Corp.	1,015	137,045
DaVita HealthCare Partners, Inc. (a)	650	47,015
Express Scripts Holding Co. (a)	2,789	225,797
Fresenius Medical Care AG & Co. KGaA	1,318	103,008
Fresenius SE & Co. KGaA	2,298	154,260
HCA Holdings, Inc. (a)	1,150	88,964
Healthscope Ltd.	13,458	24,189
Henry Schein, Inc. (a)	320	42,470
Humana, Inc.	565	101,135
Laboratory Corp. of America Holdings (a)	325	35,253
McKesson Corp.	865	160,051
Medipal Holdings Corp.	1,500	23,800
Patterson Cos., Inc.	310	13,408
Quest Diagnostics, Inc.	550	33,809
Ramsay Health Care Ltd.	1,156	47,678
Ryman Healthcare Ltd.	3,027	14,178
Sonic Healthcare Ltd.	1,715	22,059
Suzuken Co., Ltd./Aichi Japan	600	20,008
Tenet Healthcare Corp. (a)	343	12,664
UnitedHealth Group, Inc.	3,635	421,696
Universal Health Services, Inc.-Class B	350	43,684

		2,233,472

Health Care Technology - 0.0%
Cerner Corp. (a)	1,130	67,755
M3, Inc.	1,200	23,847

		91,602

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	1,245	42,741
Lonza Group AG (REG) (a)	385	50,518
PerkinElmer, Inc.	405	18,614
QIAGEN NV (a)	2,306	59,484
Thermo Fisher Scientific, Inc.	1,485	181,586
Waters Corp. (a)	345	40,782

		393,725

Pharmaceuticals - 2.2%
AbbVie, Inc.	6,566	357,256
Allergan PLC (a)	1,446	393,037
Astellas Pharma, Inc.	13,000	168,273
AstraZeneca PLC	7,665	486,103
Bayer AG	5,020	644,058
Bristol-Myers Squibb Co.	6,215	367,928
Chugai Pharmaceutical Co., Ltd.	1,000	30,713
Daiichi Sankyo Co., Ltd. (b)	3,900	67,673
Eisai Co., Ltd.	1,500	88,502
Eli Lilly & Co.	3,665	306,724
Endo International PLC (a)	583	40,390
GlaxoSmithKline PLC	29,442	565,106

Company	Shares	U.S. $ Value
Hisamitsu Pharmaceutical Co., Inc.	300	10,031
Johnson & Johnson	10,605	989,977
Kyowa Hakko Kirin Co., Ltd. (b)	4,000	59,631
Mallinckrodt PLC (a)	424	27,111
Merck & Co., Inc.	10,805	533,659
Merck KGaA	785	69,501
Mitsubishi Tanabe Pharma Corp.	1,000	17,648
Mylan NV (a)(b)	1,405	56,565
Novartis AG (REG)	13,965	1,283,549
Novo Nordisk A/S-Class B	12,184	657,504
Ono Pharmaceutical Co., Ltd.	400	47,426
Orion Oyj-Class B	465	17,596
Otsuka Holdings Co., Ltd.	2,371	75,710
Perrigo Co. PLC	522	82,095
Pfizer, Inc.	23,786	747,118
Roche Holding AG	4,265	1,132,236
Sanofi	7,220	687,344
Santen Pharmaceutical Co., Ltd.	2,500	33,564
Shionogi & Co., Ltd.	1,800	64,521
Shire PLC	3,579	244,667
Sumitomo Dainippon Pharma Co., Ltd. (b)	1,400	13,996
Taisho Pharmaceutical Holdings Co., Ltd.	567	32,596
Takeda Pharmaceutical Co., Ltd.	4,800	210,587
Teva Pharmaceutical Industries Ltd.	5,202	293,986
UCB SA	769	60,246
Zoetis, Inc.	1,846	76,018

		11,040,645

		17,905,404

Consumer Discretionary - 3.6%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	900	30,197
BorgWarner, Inc.	830	34,520
Bridgestone Corp.	3,900	134,964
Cie Generale des Etablissements Michelin-Class B	1,132	103,572
Continental AG	668	142,675
Delphi Automotive PLC	1,141	86,762
Denso Corp.	3,000	127,077
GKN PLC	9,965	40,476
Goodyear Tire & Rubber Co. (The)	1,010	29,623
Johnson Controls, Inc.	2,480	102,573
Koito Manufacturing Co., Ltd.	1,000	32,676
NGK Spark Plug Co., Ltd.	1,000	22,956
NOK Corp.	700	15,145
Nokian Renkaat Oyj	503	16,283
Stanley Electric Co., Ltd.	1,600	31,923
Sumitomo Electric Industries Ltd.	4,600	58,848
Sumitomo Rubber Industries Ltd.	1,200	16,657
Toyota Industries Corp.	1,000	47,569
Valeo SA	339	46,028
Yokohama Rubber Co., Ltd. (The)	1,000	17,637

		1,138,161

Automobiles - 0.6%
Bayerische Motoren Werke AG	2,010	175,358
Daihatsu Motor Co., Ltd. (b)	1,000	11,567
Daimler AG (REG)	5,845	425,534

Company	Shares	U.S. $ Value
Fiat Chrysler Automobiles NV (a)	5,720	74,346
Ford Motor Co.	14,470	196,358
Fuji Heavy Industries Ltd.	4,000	143,938
General Motors Co.	5,016	150,580
Harley-Davidson, Inc.	800	43,920
Honda Motor Co., Ltd.	9,900	295,482
Isuzu Motors Ltd.	3,500	35,147
Mazda Motor Corp.	3,200	50,564
Mitsubishi Motors Corp.	3,400	26,004
Nissan Motor Co., Ltd.	15,100	138,839
Peugeot SA (a)	2,295	34,775
Porsche Automobil Holding SE (Preference Shares)	684	29,101
Renault SA	1,169	84,347
Suzuki Motor Corp.	2,200	67,650
Toyota Motor Corp.	16,600	971,895
Volkswagen AG	140	16,495
Volkswagen AG (Preference Shares)	987	108,420
Yamaha Motor Co., Ltd.	1,200	24,142

		3,104,462

Distributors - 0.0%
Genuine Parts Co.	560	46,419
Jardine Cycle & Carriage Ltd.	1,000	19,000

		65,419

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc. (b)	300	8,021
H&R Block, Inc.	1,020	36,924

		44,945

Hotels, Restaurants & Leisure - 0.4%
Accor SA	750	35,165
Carnival Corp.	1,685	83,745
Carnival PLC	1,116	57,738
Chipotle Mexican Grill, Inc.-Class A (a)	144	103,716
Compass Group PLC	10,184	162,668
Crown Resorts Ltd.	2,537	17,745
Darden Restaurants, Inc.	470	32,214
Flight Centre Travel Group Ltd. (b)	471	11,997
Galaxy Entertainment Group Ltd.	8,911	22,824
Genting Singapore PLC	22,000	11,237
InterContinental Hotels Group PLC	1,433	49,645
Marriott International, Inc./MD - Class A	795	54,219
McDonald’s Corp.	3,680	362,590
McDonald’s Holdings Co. Japan Ltd.	500	11,223
Merlin Entertainments PLC (e)	3,228	18,188
MGM China Holdings Ltd.	14,013	16,324
Oriental Land Co., Ltd./Japan	1,200	67,012
Royal Caribbean Cruises Ltd.	627	55,859
Sands China Ltd.	10,875	32,962
SJM Holdings Ltd. (b)	13,014	9,282
Sodexo SA	572	47,461
Starbucks Corp.	5,620	319,441
Starwood Hotels & Resorts Worldwide, Inc.	695	46,204
Tatts Group Ltd.	15,121	40,119
TUI AG	3,700	68,363

Company	Shares	U.S. $ Value
Whitbread PLC	1,102	78,073
William Hill PLC	3,391	18,035
Wyndham Worldwide Corp.	450	32,355
Wynn Macau Ltd. (b)	35,799	40,958
Wynn Resorts Ltd. (b)	310	16,467
Yum! Brands, Inc.	1,645	131,518

		2,055,347

Household Durables - 0.2%
Barratt Developments PLC	6,033	58,930
Casio Computer Co., Ltd. (b)	800	14,561
DR Horton, Inc.	1,205	35,379
Electrolux AB-Class B	2,430	68,664
Garmin Ltd.	470	16,864
Harman International Industries, Inc.	240	23,038
Iida Group Holdings Co., Ltd.	2,879	45,040
Leggett & Platt, Inc.	475	19,594
Lennar Corp.-Class A	650	31,285
Mohawk Industries, Inc. (a)	250	45,447
Newell Rubbermaid, Inc.	1,025	40,703
Nikon Corp. (b)	1,500	18,140
Panasonic Corp.	13,400	135,610
Persimmon PLC (a)	1,857	56,520
PulteGroup, Inc.	1,235	23,304
Rinnai Corp.	200	15,259
Sekisui Chemical Co., Ltd.	2,000	21,051
Sekisui House Ltd.	3,000	46,992
Sharp Corp./Japan (a)(b)	9,000	10,322
Sony Corp.	7,100	174,036
Taylor Wimpey PLC	19,787	58,624
Whirlpool Corp.	300	44,178

		1,003,541

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,430	732,003
Expedia, Inc.	382	44,954
Netflix, Inc. (a)	1,582	163,357
Priceline Group, Inc. (The) (a)	197	243,662
Rakuten, Inc.	4,835	61,803
TripAdvisor, Inc. (a)	412	25,964

		1,271,743

Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	900	20,888
Hasbro, Inc.	400	28,856
Mattel, Inc.	1,235	26,009
Sankyo Co., Ltd. (b)	300	10,673
Sega Sammy Holdings, Inc.	2,500	24,397
Shimano, Inc.	400	56,198

		167,021

Media - 0.8%
Altice NV-Class A (a)	3,528	73,817
Altice NV-Class B (a)	1,176	26,235
Axel Springer SE	401	22,424

Company	Shares	U.S. $ Value
Cablevision Systems Corp.-Class A	780	25,327
CBS Corp.-Class B	1,790	71,421
Comcast Corp.-Class A	8,177	465,108
Comcast Corp.-Special Class A (b)	1,424	81,510
Dentsu, Inc.	1,300	66,716
Discovery Communications, Inc.-Class A (a)(b)	545	14,186
Discovery Communications, Inc.-Class C (a)	995	24,169
Eutelsat Communications SA	1,052	32,266
Hakuhodo DY Holdings, Inc.	2,490	23,607
Interpublic Group of Cos., Inc. (The)	1,495	28,599
ITV PLC	23,254	86,655
JCDecaux SA	1,374	49,946
Kabel Deutschland Holding AG (a)	410	53,467
Lagardere SCA	2,184	60,517
News Corp.-Class A	1,808	22,817
News Corp.-Class B	417	5,346
Numericable-SFR SAS (a)	770	35,647
Omnicom Group, Inc.	960	63,264
Pearson PLC	4,977	85,071
ProSiebenSat.1 Media SE (REG)	1,328	65,186
Publicis Groupe SA	807	55,153
REA Group Ltd. (b)	1,002	31,378
RELX NV	7,786	127,200
RELX PLC	6,934	118,928
RTL Group SA (Germany)	312	26,919
Scripps Networks Interactive, Inc.-Class A	370	18,200
SES SA	1,845	58,227
Singapore Press Holdings Ltd. (b)	6,000	16,195
Sky PLC	6,268	99,166
TEGNA, Inc.	800	17,912
Telenet Group Holding NV (a)	459	26,367
Time Warner Cable, Inc.-Class A	1,065	191,029
Time Warner, Inc.	3,195	219,656
Toho Co., Ltd./Tokyo	1,000	22,794
Twenty-First Century Fox, Inc.-Class A	4,721	127,373
Twenty-First Century Fox, Inc.-Class B	1,667	45,126
Viacom, Inc.-Class B	1,410	60,841
Vivendi SA	7,368	174,560
Walt Disney Co. (The)	5,914	604,411
WPP PLC	7,999	166,531

		3,691,267

Multiline Retail - 0.2%
Dollar General Corp.	1,120	81,133
Dollar Tree, Inc. (a)	838	55,861
Don Quijote Holdings Co., Ltd.	1,000	37,676
Isetan Mitsukoshi Holdings Ltd.	2,200	33,009
J Front Retailing Co., Ltd.	1,500	24,298
Kohl’s Corp.	780	36,122
Macy’s, Inc.	1,305	66,973
Marks & Spencer Group PLC	9,926	75,346
Next PLC	931	107,290
Nordstrom, Inc.	520	37,289
Ryohin Keikaku Co., Ltd.	146	29,727
Target Corp.	2,375	186,817

		771,541

Company	Shares	U.S. $ Value
Specialty Retail - 0.5%
ABC-Mart, Inc.	500	27,952
Advance Auto Parts, Inc.	281	53,258
AutoNation, Inc. (a)	285	16,581
AutoZone, Inc. (a)	125	90,479
Bed Bath & Beyond, Inc. (a)	745	42,480
Best Buy Co., Inc.	1,050	38,976
CarMax, Inc. (a)	820	48,642
Dixons Carphone PLC	7,310	46,981
Dufry AG (REG) (a)	264	30,912
Fast Retailing Co., Ltd.	300	122,028
GameStop Corp.-Class A (b)	415	17,102
Gap, Inc. (The)	1,005	28,643
Hennes & Mauritz AB-Class B	5,764	210,596
Hikari Tsushin, Inc.	200	13,999
Home Depot, Inc. (The)	5,080	586,689
Industria de Diseno Textil SA	6,622	222,045
Kingfisher PLC	14,379	78,110
L Brands, Inc.	935	84,272
Lowe’s Cos., Inc.	3,690	254,315
Nitori Holdings Co., Ltd.	400	31,322
O’Reilly Automotive, Inc. (a)	390	97,500
Ross Stores, Inc.	1,600	77,552
Sanrio Co., Ltd. (b)	500	13,658
Shimamura Co., Ltd.	200	21,543
Signet Jewelers Ltd.	308	41,928
Sports Direct International PLC (a)	1,618	18,563
Staples, Inc.	2,415	28,328
Tiffany & Co.	405	31,274
TJX Cos., Inc. (The)	2,570	183,549
Tractor Supply Co.	515	43,425
Urban Outfitters, Inc. (a)	335	9,842
USS Co., Ltd.	1,310	21,788
Yamada Denki Co., Ltd. (b)	2,700	10,885

		2,645,217

Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	932	75,145
Asics Corp.	1,000	23,834
Burberry Group PLC	2,695	55,864
Christian Dior SE	331	62,014
Cie Financiere Richemont SA	3,169	246,583
Coach, Inc.	1,030	29,798
Fossil Group, Inc. (a)	169	9,444
Hanesbrands, Inc.	1,527	44,191
Hermes International	156	56,786
HUGO BOSS AG	623	70,050
Kering	338	55,329
Li & Fung Ltd.	48,000	36,832
Luxottica Group SpA	1,559	108,046
LVMH Moet Hennessy Louis Vuitton SE	1,695	288,562
Michael Kors Holdings Ltd. (a)	759	32,060
NIKE, Inc.-Class B	2,660	327,100
Pandora A/S	700	81,773
PVH Corp.	295	30,072
Ralph Lauren Corp.	240	28,358
Swatch Group AG (The)	137	50,809

Company	Shares	U.S. $ Value
Swatch Group AG (The) (REG)	522	37,657
Under Armour, Inc.-Class A (a)	647	62,617
VF Corp.	1,310	89,355

		1,902,279

		17,860,943

Information Technology - 3.4%
Communications Equipment - 0.3%
Alcatel-Lucent (a)	12,407	45,778
Cisco Systems, Inc.	19,090	501,113
F5 Networks, Inc. (a)	280	32,424
Harris Corp.	395	28,894
Juniper Networks, Inc.	1,490	38,308
Motorola Solutions, Inc. (b)	845	57,781
Nokia Oyj	22,736	155,464
QUALCOMM, Inc.	6,270	336,887
Telefonaktiebolaget LM Ericsson-Class B	18,476	181,243

		1,377,892

Electronic Equipment, Instruments & Components - 0.2%
Alps Electric Co., Ltd.	1,053	29,737
Amphenol Corp.-Class A	1,150	58,604
Citizen Holdings Co., Ltd.	2,800	19,351
Corning, Inc.	4,805	82,262
FLIR Systems, Inc.	510	14,275
Hamamatsu Photonics KK	1,200	27,157
Hexagon AB-Class B	2,435	74,393
Hirose Electric Co., Ltd.	300	32,659
Hitachi High-Technologies Corp.	600	12,992
Hitachi Ltd.	29,000	146,335
Ingenico Group	335	40,480
Keyence Corp.	300	133,973
Kyocera Corp.	1,900	87,020
Murata Manufacturing Co., Ltd.	1,200	155,009
Omron Corp.	1,200	36,123
Shimadzu Corp.	2,000	28,874
TDK Corp.	600	33,935
TE Connectivity Ltd.	1,510	90,434
Yaskawa Electric Corp. (b)	2,000	20,410
Yokogawa Electric Corp. (b)	1,100	11,514

		1,135,537

Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	655	45,234
eBay, Inc. (a)	4,235	103,504
Facebook, Inc.-Class A (a)	8,737	785,456
Google, Inc.-Class A (a)	1,089	695,185
Google, Inc.-Class C (a)	1,144	696,033
Kakaku.com, Inc. (b)	961	15,607
Mixi, Inc. (b)	409	13,997
United Internet AG	1,223	62,004
VeriSign, Inc. (a)(b)	425	29,988
Yahoo Japan Corp.	6,408	24,395
Yahoo!, Inc. (a)	3,465	100,173

		2,571,576

Company	Shares	U.S. $ Value
IT Services - 0.6%
Accenture PLC-Class A	2,385	234,350
Alliance Data Systems Corp. (a)	230	59,565
Amadeus IT Holding SA-Class A	2,581	110,583
Atos SE	677	52,039
Automatic Data Processing, Inc.	1,820	146,255
Cap Gemini SA	854	76,265
Cognizant Technology Solutions Corp.-Class A (a)	2,280	142,751
Computer Sciences Corp.	540	33,145
Computershare Ltd.	3,663	27,353
Fidelity National Information Services, Inc.	1,070	71,776
Fiserv, Inc. (a)	950	82,280
Fujitsu Ltd.	11,000	47,848
International Business Machines Corp.	3,476	503,916
MasterCard, Inc.-Class A	3,710	334,345
Nomura Research Institute Ltd.	660	25,336
NTT Data Corp.	500	25,208
Otsuka Corp.	600	29,234
Paychex, Inc.	1,195	56,918
PayPal Holdings, Inc. (a)	4,235	131,454
Teradata Corp. (a)	545	15,783
Total System Services, Inc.	610	27,712
Visa, Inc.-Class A	7,500	522,450
Western Union Co. (The)-Class W	1,930	35,435
Xerox Corp.	4,045	39,358

		2,831,359

Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	1,110	55,589
Analog Devices, Inc.	1,180	66,564
Applied Materials, Inc.	4,535	66,619
ARM Holdings PLC	8,527	122,509
ASM Pacific Technology Ltd.	900	5,903
ASML Holding NV	1,801	158,313
Avago Technologies Ltd.	926	115,759
Broadcom Corp.-Class A	2,020	103,889
Infineon Technologies AG	4,860	54,604
Intel Corp.	18,540	558,796
KLA-Tencor Corp.	610	30,500
Lam Research Corp.	629	41,093
Linear Technology Corp.	890	35,911
Microchip Technology, Inc. (b)	745	32,102
Micron Technology, Inc. (a)	3,970	59,471
NVIDIA Corp.	1,885	46,465
Qorvo, Inc. (a)	568	25,588
Rohm Co., Ltd.	400	17,788
Skyworks Solutions, Inc.	724	60,968
STMicroelectronics NV (b)	4,174	28,516
Texas Instruments, Inc.	3,975	196,842
Tokyo Electron Ltd.	1,000	47,215
Xilinx, Inc.	985	41,764

		1,972,768

Company	Shares	U.S. $ Value
Software - 0.7%
Activision Blizzard, Inc.	1,930	59,618
Adobe Systems, Inc. (a)	1,760	144,707
Autodesk, Inc. (a)	825	36,415
CA, Inc.	1,185	32,351
Citrix Systems, Inc. (a)	630	43,646
COLOPL, Inc. (b)	1,046	16,824
Dassault Systemes	924	68,288
Electronic Arts, Inc. (a)	1,135	76,896
Gemalto NV (b)	323	20,999
GungHo Online Entertainment, Inc. (b)	4,000	11,882
Intuit, Inc.	1,050	93,187
Konami Corp. (b)	1,300	28,096
Microsoft Corp.	30,920	1,368,519
Nexon Co., Ltd.	2,595	34,694
NICE-Systems Ltd.	596	33,381
Nintendo Co., Ltd.	600	101,131
Oracle Corp.	12,200	440,664
Oracle Corp. Japan	500	21,115
Red Hat, Inc. (a)	690	49,597
Sage Group PLC (The)	6,586	49,827
salesforce.com, Inc. (a)	2,134	148,164
SAP SE	5,977	387,212
Symantec Corp.	2,555	49,746
Trend Micro, Inc./Japan	500	17,662

		3,334,621

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	22,050	2,432,115
Brother Industries Ltd.	800	9,643
Canon, Inc.	6,900	199,600
EMC Corp./MA	7,555	182,529
FUJIFILM Holdings Corp.	2,800	104,670
Hewlett-Packard Co.	6,960	178,246
Konica Minolta, Inc.	2,000	21,069
NEC Corp.	16,000	49,261
NetApp, Inc.	1,190	35,224
Ricoh Co., Ltd. (b)	4,000	40,372
SanDisk Corp.	870	47,267
Seagate Technology PLC (b)	1,200	53,760
Seiko Epson Corp.	1,200	16,975
Western Digital Corp.	830	65,935

		3,436,666

		16,660,419

Industrials - 3.1%
Aerospace & Defense - 0.5%
Airbus Group SE	3,570	211,415
BAE Systems PLC	19,161	129,885
Boeing Co. (The)	2,510	328,684
Cobham PLC	7,675	33,222
General Dynamics Corp.	1,210	166,920
Honeywell International, Inc.	2,955	279,809
L-3 Communications Holdings, Inc.	325	33,969
Lockheed Martin Corp.	1,050	217,676
Meggitt PLC	4,891	35,284

Company	Shares	U.S. $ Value
Northrop Grumman Corp.	790	131,101
Precision Castparts Corp.	540	124,043
Raytheon Co.	1,150	125,649
Rockwell Collins, Inc.	500	40,920
Rolls-Royce Holdings PLC (a)	11,452	117,477
Safran SA	1,646	123,765
Singapore Technologies Engineering Ltd.	19,000	39,862
Textron, Inc.	1,005	37,828
Thales SA	694	48,389
United Technologies Corp.	3,225	286,993
Zodiac Aerospace	1,135	26,060

		2,538,951

Air Freight & Logistics - 0.2%
Bollore SA	11,606	56,584
CH Robinson Worldwide, Inc.	565	38,296
Deutsche Post AG (REG)	5,875	162,755
Expeditors International of Washington, Inc.	720	33,876
FedEx Corp.	1,015	146,140
Kuehne & Nagel International AG (REG)	432	55,549
Royal Mail PLC	2,926	20,331
United Parcel Service, Inc.-Class B	2,655	262,022
Yamato Holdings Co., Ltd.	2,200	42,122

		817,675

Airlines - 0.2%
American Airlines Group, Inc.	2,732	106,084
ANA Holdings, Inc.	8,000	22,411
Cathay Pacific Airways Ltd.	20,000	37,612
Delta Air Lines, Inc.	3,152	141,430
Deutsche Lufthansa AG (REG) (a)	3,330	46,356
easyJet PLC	964	26,022
International Consolidated Airlines Group SA (a)	6,202	55,563
Japan Airlines Co., Ltd.	900	31,846
Singapore Airlines Ltd.	3,000	22,584
Southwest Airlines Co.	2,555	97,192
United Continental Holdings, Inc. (a)	1,472	78,090

		665,190

Building Products - 0.1%
Allegion PLC	335	19,316
Asahi Glass Co., Ltd.	4,000	23,373
Assa Abloy AB-Class B	6,096	109,336
Cie de Saint-Gobain	2,759	119,742
Daikin Industries Ltd.	1,400	78,520
Geberit AG (REG)	168	51,394
LIXIL Group Corp.	1,200	24,423
Masco Corp.	1,305	32,860
TOTO Ltd.	1,000	31,164

		490,128

Commercial Services & Supplies - 0.1%
ADT Corp. (The) (b)	647	19,345
Aggreko PLC	1,141	16,449
Babcock International Group PLC	1,139	15,757
Brambles Ltd.	9,492	65,205
Cintas Corp.	335	28,726

Company	Shares	U.S. $ Value
Dai Nippon Printing Co., Ltd.(b)	3,000	28,987
Edenred	818	13,394
G4S PLC	12,380	43,279
ISS A/S	954	31,689
Pitney Bowes, Inc.	705	13,994
Republic Services, Inc.-Class A	950	39,140
Secom Co., Ltd.	1,300	78,183
Societe BIC SA	221	34,341
Stericycle, Inc. (a)	310	43,186
Toppan Printing Co., Ltd.	2,000	16,111
Tyco International PLC	1,645	55,042
Waste Management, Inc.	1,595	79,447

		622,275

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	1,064	30,613
Bouygues SA	1,739	61,715
CIMIC Group Ltd.	1,344	22,328
Ferrovial SA	2,713	64,895
Fluor Corp.	565	23,928
Jacobs Engineering Group, Inc. (a)	465	17,405
JGC Corp.	1,000	13,267
Kajima Corp.	7,000	37,148
Obayashi Corp.	3,000	25,597
Quanta Services, Inc. (a)	765	18,521
Shimizu Corp.	4,000	34,345
Skanska AB-Class B	3,301	64,808
Taisei Corp.	5,000	32,595
Vinci SA	2,970	188,858

		636,023

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	13,350	236,209
Alstom SA (a)	1,012	31,302
AMETEK, Inc.	899	47,036
Eaton Corp. PLC	1,794	92,032
Emerson Electric Co.	2,600	114,842
First Solar, Inc. (a)	270	11,542
Fuji Electric Co., Ltd.	4,000	14,507
Legrand SA	1,194	63,524
Mitsubishi Electric Corp.	12,000	109,926
Nidec Corp.	1,300	89,396
OSRAM Licht AG	292	15,128
Prysmian SpA	1,074	22,199
Rockwell Automation, Inc.	530	53,779
Schneider Electric SE (Paris)	3,189	178,581
Vestas Wind Systems A/S	1,008	52,405

		1,132,408

Industrial Conglomerates - 0.5%
3M Co.	2,455	348,045
CK Hutchison Holdings Ltd.	14,840	193,804
Danaher Corp.	2,290	195,131
General Electric Co.	37,620	948,776
Keihan Electric Railway Co., Ltd.	5,000	33,349
Keppel Corp., Ltd.	13,000	62,172
Koninklijke Philips NV	7,299	171,722

Company	Shares	U.S. $ Value
Roper Technologies, Inc.	375	58,763
Seibu Holdings, Inc.	955	19,353
Siemens AG (REG)	4,814	430,068
Smiths Group PLC	2,461	37,498
Toshiba Corp. (a)	24,000	60,462

		2,559,143

Machinery - 0.5%
Alfa Laval AB	3,611	59,115
Amada Holdings Co., Ltd.	3,000	22,874
ANDRITZ AG	485	21,855
Atlas Copco AB-Class A	3,037	73,037
Atlas Copco AB-Class B	3,579	80,056
Caterpillar, Inc.	2,385	155,884
CNH Industrial NV	8,194	53,411
Cummins, Inc.	650	70,577
Deere & Co.	1,335	98,790
Dover Corp.	635	36,309
FANUC Corp.	1,200	184,606
Flowserve Corp.	510	20,981
GEA Group AG	896	34,165
Hino Motors Ltd.	2,000	20,382
Hitachi Construction Machinery Co., Ltd. (b)	700	9,382
IHI Corp. (b)	8,000	20,557
Illinois Tool Works, Inc.	1,375	113,176
IMI PLC	1,648	23,680
Ingersoll-Rand PLC	1,005	51,024
Joy Global, Inc. (b)	385	5,748
JTEKT Corp.	1,400	19,601
Kawasaki Heavy Industries Ltd.	9,000	31,071
Komatsu Ltd.	5,700	83,667
Kone Oyj-Class B	1,900	72,310
Kubota Corp.	7,000	96,337
Kurita Water Industries Ltd.	1,200	25,477
Makita Corp.	700	37,235
MAN SE	407	41,461
Melrose Industries PLC	4,594	18,378
Metso Oyj	571	11,878
Minebea Co., Ltd. (b)	2,000	21,231
Mitsubishi Heavy Industries Ltd.	18,000	80,500
Nabtesco Corp.	1,000	18,270
NGK Insulators Ltd.	2,000	38,271
NSK Ltd.	3,000	29,079
PACCAR, Inc.	1,310	68,343
Parker-Hannifin Corp.	545	53,029
Pentair PLC	710	36,238
Sandvik AB	12,165	103,626
Schindler Holding AG	413	59,326
Schindler Holding AG (REG)	271	39,747
Sembcorp Marine Ltd. (b)	7,000	11,301
SKF AB-Class B	1,658	30,472
SMC Corp./Japan	300	65,688
Snap-on, Inc.	220	33,207
Stanley Black & Decker, Inc.	615	59,643
Sumitomo Heavy Industries Ltd.	6,000	23,776
THK Co., Ltd. (b)	800	12,743
Volvo AB-Class B	6,759	64,745
Wartsila Oyj Abp	793	31,468

Company	Shares	U.S. $ Value
Weir Group PLC (The)	950	16,854
Xylem, Inc./NY	685	22,502
Zardoya Otis SA (b)	2,136	23,083

		2,536,166

Marine - 0.0%
AP Moeller-Maersk A/S-Class A	15	22,595
AP Moeller-Maersk A/S-Class B	43	66,284
Mitsui OSK Lines Ltd.	12,000	28,824
Nippon Yusen KK	10,000	23,174

		140,877

Professional Services - 0.1%
Adecco SA (REG) (a)	1,033	75,652
Bureau Veritas SA	3,094	65,315
Capita PLC	4,013	72,884
Dun & Bradstreet Corp. (The)	165	17,325
Equifax, Inc.	455	44,217
Experian PLC	6,015	96,560
Intertek Group PLC	720	26,570
Nielsen Holdings PLC	1,116	49,629
Randstad Holding NV	1,613	96,410
Recruit Holdings Co., Ltd.	653	19,580
Robert Half International, Inc.	485	24,813
SGS SA (REG)	24	41,937

		630,892

Road & Rail - 0.3%
Asciano Ltd.	8,374	49,577
Aurizon Holdings Ltd.	12,975	45,839
Central Japan Railway Co.	875	141,074
CSX Corp.	3,710	99,799
DSV A/S	1,630	60,908
East Japan Railway Co.	2,000	168,531
Hankyu Hanshin Holdings, Inc.	5,000	30,580
JB Hunt Transport Services, Inc.	353	25,204
Kansas City Southern	420	38,170
Keikyu Corp.	2,000	15,920
Keio Corp.	3,000	21,328
Keisei Electric Railway Co., Ltd.	2,000	21,940
Kintetsu Group Holdings Co., Ltd.	8,000	28,735
MTR Corp., Ltd.	15,500	67,294
Nagoya Railroad Co., Ltd. (b)	4,000	15,719
Nippon Express Co., Ltd.	3,000	14,335
Norfolk Southern Corp.	1,190	90,916
Odakyu Electric Railway Co., Ltd. (b)	4,000	36,022
Ryder System, Inc.	215	15,919
Tobu Railway Co., Ltd. (b)	6,000	25,774
Tokyu Corp.	5,000	36,693
Union Pacific Corp.	3,400	300,594
West Japan Railway Co.	1,002	62,801

		1,413,672

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	3,056	43,217
Brenntag AG	567	30,592
Bunzl PLC	2,030	54,473

Company	Shares	U.S. $ Value
Fastenal Co. (b)	1,030	37,708
ITOCHU Corp.	9,000	95,141
Marubeni Corp. (b)	10,000	48,994
Mitsubishi Corp.	8,400	137,689
Mitsui & Co., Ltd.	10,400	116,891
Noble Group Ltd. (b)	24,000	7,022
Sumitomo Corp. (b)	6,800	65,759
Toyota Tsusho Corp.	1,300	27,402
Travis Perkins PLC	1,926	57,458
United Rentals, Inc. (a)	350	21,017
Wolseley PLC	1,840	107,629
WW Grainger, Inc. (b)	230	49,452

		900,444

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	2,454	38,828
Aena SA (a)(e)	364	40,264
Aeroports de Paris	305	34,617
Atlantia SpA	2,911	81,428
Auckland International Airport Ltd.	6,289	19,688
Groupe Eurotunnel SE (REG)	2,068	28,175
Hutchison Port Holdings Trust-Class U	43,553	23,980
Kamigumi Co., Ltd.	3,000	24,582
Mitsubishi Logistics Corp.	1,000	11,596
Sydney Airport	15,829	66,526
Transurban Group	10,995	77,018

		446,702

		15,530,546

Consumer Staples - 3.0%
Beverages - 0.7%
Anheuser-Busch InBev SA/NV	4,882	519,227
Asahi Group Holdings Ltd.	2,300	74,619
Brown-Forman Corp.-Class B	602	58,334
Carlsberg A/S-Class B	695	53,405
Coca-Cola Amatil Ltd.	3,316	21,022
Coca-Cola Co. (The)	14,780	592,974
Coca-Cola Enterprises, Inc.	850	41,098
Coca-Cola HBC AG (a)	892	18,882
Constellation Brands, Inc.-Class A	620	77,630
Diageo PLC	15,252	409,774
Dr Pepper Snapple Group, Inc.	720	56,916
Heineken NV	1,401	113,437
Kirin Holdings Co., Ltd.	5,000	65,584
Molson Coors Brewing Co.-Class B	600	49,812
Monster Beverage Corp. (a)	560	75,678
PepsiCo, Inc.	5,675	535,153
Pernod Ricard SA	1,289	130,148
Remy Cointreau SA	195	12,815
SABMiller PLC (London)	5,871	332,462
Suntory Beverage & Food Ltd.	848	32,579
Treasury Wine Estates Ltd.	5,315	24,628

		3,296,177

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.6%
Aeon Co., Ltd.	4,000	62,056
Carrefour SA	3,792	112,381
Casino Guichard Perrachon SA	482	25,669
Colruyt SA (b)	393	18,941
Costco Wholesale Corp.	1,665	240,709
CVS Health Corp.	4,330	417,758
Delhaize Group	624	55,312
Distribuidora Internacional de Alimentacion SA (a)(b)	4,415	26,726
FamilyMart Co., Ltd.	400	18,237
J Sainsbury PLC (b)	5,506	21,775
Jeronimo Martins SGPS SA	1,190	16,061
Koninklijke Ahold NV	5,462	106,553
Kroger Co. (The)	3,630	130,934
Lawson, Inc.	600	44,270
METRO AG	1,551	42,913
Seven & i Holdings Co., Ltd.	4,600	209,912
Sysco Corp.	2,155	83,980
Tesco PLC	49,315	136,977
Wal-Mart Stores, Inc.	5,913	383,399
Walgreens Boots Alliance, Inc.	3,295	273,815
Wesfarmers Ltd.	6,821	188,554
Whole Foods Market, Inc.	1,320	41,778
WM Morrison Supermarkets PLC (b)	18,352	46,182
Woolworths Ltd.	7,649	134,076

		2,838,968

Food Products - 0.7%
Ajinomoto Co., Inc.	3,000	63,264
Archer-Daniels-Midland Co.	2,415	100,102
Aryzta AG(a)	470	19,920
Associated British Foods PLC	2,163	109,468
Barry Callebaut AG (REG) (a)	25	27,222
Calbee, Inc.	698	22,587
Campbell Soup Co.	675	34,209
Chocoladefabriken Lindt & Spruengli AG (REG)	1	70,937
ConAgra Foods, Inc.	1,585	64,208
Danone SA	3,518	222,067
General Mills, Inc.	2,285	128,257
Golden Agri-Resources Ltd.	48,000	11,157
Hershey Co. (The)	550	50,534
Hormel Foods Corp.	475	30,072
JM Smucker Co. (The)	395	45,066
Kellogg Co.	965	64,221
Kerry Group PLC-Class A	961	72,296
Keurig Green Mountain, Inc.	478	24,923
Kikkoman Corp.	1,000	27,543
Kraft Heinz Co. (The)	2,228	157,252
McCormick & Co., Inc./MD	475	39,036
Mead Johnson Nutrition Co.-Class A	760	53,504
MEIJI Holdings Co., Ltd.	600	43,998
Mondelez International, Inc.-Class A	6,285	263,153
Nestle SA (REG)	19,578	1,472,376
NH Foods Ltd.	1,000	20,407
Nisshin Seifun Group, Inc. (b)	1,500	21,812
Nissin Foods Holdings Co., Ltd. (b)	400	18,401
Orkla ASA	5,657	41,835
Tate & Lyle PLC	2,078	18,516
Toyo Suisan Kaisha Ltd.	1,000	37,912

Company	Shares	U.S. $ Value
Tyson Foods, Inc.-Class A	1,075	46,333
Wilmar International Ltd.	9,000	16,285
Yakult Honsha Co., Ltd. (b)	400	19,925

		3,458,798

Household Products - 0.4%
Clorox Co. (The)	470	54,299
Colgate-Palmolive Co.	3,200	203,072
Henkel AG & Co. KGaA	579	51,177
Henkel AG & Co. KGaA (Preference Shares)	1,082	111,441
Kimberly-Clark Corp.	1,415	154,292
Procter & Gamble Co. (The)	10,165	731,270
Reckitt Benckiser Group PLC	3,945	357,755
Svenska Cellulosa AB SCA-Class B	4,979	139,323
Unicharm Corp.	2,300	40,737

		1,843,366

Personal Products - 0.2%
Beiersdorf AG	630	55,844
Estee Lauder Cos., Inc. (The)-Class A	840	67,771
Kao Corp.	3,100	140,526
L’Oreal SA	1,526	265,240
Shiseido Co., Ltd.	1,600	34,891
Unilever NV	9,903	396,961
Unilever PLC	7,792	317,366

		1,278,599

Tobacco - 0.4%
Altria Group, Inc.	7,410	403,104
British American Tobacco PLC	11,316	624,368
Imperial Tobacco Group PLC	5,811	300,421
Japan Tobacco, Inc.	6,678	207,153
Philip Morris International, Inc.	5,850	464,081
Reynolds American, Inc.	3,048	134,935
Swedish Match AB	831	25,120

		2,159,182

		14,875,090

Energy - 1.6%
Energy Equipment & Services - 0.2%
Amec Foster Wheeler PLC	1,606	17,446
Baker Hughes, Inc.	1,610	83,784
Cameron International Corp. (a)	770	47,216
Diamond Offshore Drilling, Inc. (b)	240	4,152
Ensco PLC-Class A	850	11,968
FMC Technologies, Inc. (a)	860	26,660
Halliburton Co.	3,190	112,767
Helmerich & Payne, Inc. (b)	435	20,558
National Oilwell Varco, Inc.	1,605	60,428
Petrofac Ltd.	3,159	36,791
Saipem SpA (a)(b)	1,479	11,859
Schlumberger Ltd.	4,885	336,919
Seadrill Ltd. (a)(b)	3,774	22,041
Technip SA	568	26,880
Tenaris SA	4,173	50,169
Transocean Ltd. (b)	1,250	16,150
Transocean Ltd. (Zurich) (b)	2,638	34,029
WorleyParsons Ltd.	2,661	11,140

		930,957

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp.	1,895	114,439
Apache Corp.	1,445	56,586
BG Group PLC	20,707	298,717
BP PLC	111,844	567,426
Cabot Oil & Gas Corp.	1,540	33,664
Caltex Australia Ltd.	1,410	31,126
Chesapeake Energy Corp. (b)	1,945	14,257
Chevron Corp.	7,130	562,414
Cimarex Energy Co.	327	33,511
Columbia Pipeline Group, Inc.	1,155	21,125
ConocoPhillips	4,620	221,575
CONSOL Energy, Inc. (b)	840	8,232
Delek Group Ltd.	11	2,405
Devon Energy Corp.	1,420	52,668
Eni SpA	15,444	242,939
EOG Resources, Inc.	2,060	149,968
EQT Corp.	590	38,214
Exxon Mobil Corp.	16,037	1,192,351
Galp Energia SGPS SA	2,341	23,101
Hess Corp.	990	49,559
Idemitsu Kosan Co., Ltd. (b)	1,200	18,382
Inpex Corp.	5,327	47,627
JX Holdings, Inc.	14,000	50,553
Kinder Morgan, Inc./DE	6,389	176,848
Koninklijke Vopak NV	502	20,072
Lundin Petroleum AB (a)	856	11,047
Marathon Oil Corp.	2,505	38,577
Marathon Petroleum Corp.	2,124	98,405
Murphy Oil Corp.	605	14,641
Neste Oyj	572	13,165
Newfield Exploration Co. (a)	470	15,463
Noble Energy, Inc.	1,350	40,743
Occidental Petroleum Corp.	2,950	195,142
OMV AG	894	21,753
ONEOK, Inc.	770	24,794
Origin Energy Ltd.	4,903	20,362
Phillips 66	2,110	162,132
Pioneer Natural Resources Co.	565	68,727
Range Resources Corp.	650	20,878
Repsol SA	6,329	73,816
Royal Dutch Shell PLC-Class A	23,936	565,058
Royal Dutch Shell PLC-Class B	14,816	350,328
Santos Ltd. (b)	4,317	12,216
Southwestern Energy Co. (a)	1,295	16,434
Spectra Energy Corp.	2,485	65,281
Statoil ASA	6,775	98,773
Tesoro Corp.	475	46,189
TonenGeneral Sekiyu KK(b)	2,000	19,382
TOTAL SA	12,995	584,552
Tullow Oil PLC (a)	4,387	11,276
Valero Energy Corp.	1,975	118,698
Williams Cos., Inc. (The)	2,505	92,309
Woodside Petroleum Ltd.	4,502	92,140

		6,920,040

		7,850,997

Company	Shares	U.S. $ Value
Materials - 1.3%
Chemicals - 0.8%
Air Liquide SA	2,092	248,011
Air Products & Chemicals, Inc.	720	91,858
Air Water, Inc.	1,000	15,021
Airgas, Inc.	240	21,439
Akzo Nobel NV	2,417	157,200
Arkema SA	450	29,168
Asahi Kasei Corp.	8,000	56,411
BASF SE	5,576	426,471
CF Industries Holdings, Inc.	950	42,655
Croda International PLC	1,144	46,943
Daicel Corp.	3,000	36,827
Dow Chemical Co. (The)	4,225	179,140
Eastman Chemical Co.	580	37,538
Ecolab, Inc.	1,040	114,109
EI du Pont de Nemours & Co.	3,445	166,049
EMS-Chemie Holding AG (REG)	109	44,843
FMC Corp.	480	16,277
Givaudan SA (REG) (a)	56	91,121
Hitachi Chemical Co., Ltd. (b)	900	12,417
Incitec Pivot Ltd.	7,611	20,978
International Flavors & Fragrances, Inc.	300	30,978
Israel Chemicals Ltd.	4,414	22,714
Israel Corp., Ltd. (The)	16	3,837
Johnson Matthey PLC	1,244	46,122
JSR Corp.	800	11,532
K&S AG (REG)	1,472	49,391
Kansai Paint Co., Ltd.	1,000	13,600
Kuraray Co., Ltd. (b)	3,000	37,389
LANXESS AG	1,319	61,759
Linde AG	1,128	183,215
LyondellBasell Industries NV-Class A	1,599	133,293
Mitsubishi Chemical Holdings Corp.	8,000	41,773
Mitsubishi Gas Chemical Co., Inc.	5,000	23,080
Mitsui Chemicals, Inc.	8,000	25,640
Monsanto Co.	1,990	169,827
Mosaic Co. (The)	1,180	36,710
Nippon Paint Holdings Co., Ltd.	1,000	17,490
Nitto Denko Corp.	900	53,903
Novozymes A/S-Class B	1,531	66,816
OCI NV (a)	320	8,209
Orica Ltd.	2,259	23,976
PPG Industries, Inc.	1,100	96,459
Praxair, Inc.	1,090	111,027
Sherwin-Williams Co. (The)	315	70,176
Shin-Etsu Chemical Co., Ltd.	2,500	128,210
Sigma-Aldrich Corp.	455	63,209
Sika AG	6	18,507
Solvay SA	360	36,792
Sumitomo Chemical Co., Ltd.	7,000	35,397
Symrise AG	547	32,958
Syngenta AG (REG)	564	180,712
Taiyo Nippon Sanso Corp. (b)	2,000	19,000

Company	Shares	U.S. $ Value
Teijin Ltd.	5,000	15,187
Toray Industries, Inc.	9,000	77,807
Umicore SA	509	19,630
Yara International ASA	1,297	51,741

		3,872,542

Construction Materials - 0.1%
CRH PLC	5,004	132,096
Fletcher Building Ltd.	4,446	19,385
HeidelbergCement AG	856	58,783
Imerys SA	448	28,781
James Hardie Industries PLC	3,449	41,633
LafargeHolcim Ltd. (REG) (a)	2,244	117,630
Martin Marietta Materials, Inc.	227	34,493
Taiheiyo Cement Corp.	5,000	14,982
Vulcan Materials Co.	465	41,478

		489,261

Containers & Packaging - 0.1%
Amcor Ltd./Australia	7,326	68,131
Avery Dennison Corp.	335	18,951
Ball Corp.	510	31,722
Owens-Illinois, Inc. (a)	560	11,603
Rexam PLC	3,136	24,899
Sealed Air Corp.	790	37,035
Toyo Seikan Group Holdings Ltd. (b)	1,700	27,059
WestRock Co.	997	51,286

		270,686

Metals & Mining - 0.3%
Alcoa, Inc.	4,370	42,214
Anglo American PLC	8,479	70,826
Antofagasta PLC	1,773	13,430
ArcelorMittal (Euronext Amsterdam)	6,075	31,504
BHP Billiton Ltd.	19,498	307,957
BHP Billiton PLC	12,822	195,172
Boliden AB	1,652	25,867
Fortescue Metals Group Ltd. (b)	18,067	23,323
Freeport-McMoRan, Inc.	3,875	37,549
Fresnillo PLC	1,459	13,070
Glencore PLC (a)	67,642	93,891
Hitachi Metals Ltd.	1,000	11,613
Iluka Resources Ltd.	2,008	8,822
JFE Holdings, Inc.	3,000	39,402
Kobe Steel Ltd.	12,000	13,011
Mitsubishi Materials Corp.	7,000	21,269
Newcrest Mining Ltd. (a)	7,017	63,144
Newmont Mining Corp.	1,795	28,846
Nippon Steel & Sumitomo Metal Corp.	4,600	83,825
Norsk Hydro ASA	6,514	21,721
Nucor Corp.	1,210	45,435
Randgold Resources Ltd.	576	33,941
Rio Tinto Ltd.	2,645	91,000
Rio Tinto PLC	7,725	259,198
South32 Ltd. (a)	32,320	31,240
Sumitomo Metal Mining Co., Ltd.	3,000	34,079
ThyssenKrupp AG	2,036	35,777
voestalpine AG	713	24,515

		1,701,641

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.0%
International Paper Co.	1,565	59,141
Mondi PLC	2,233	46,802
Oji Holdings Corp. (b)	4,000	17,169
Stora Enso Oyj-Class R	3,342	25,287
UPM-Kymmene Oyj	3,231	48,500

		196,899

		6,531,029

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	22,976	748,558
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	13,699
BT Group PLC	49,418	314,523
CenturyLink, Inc.	2,110	53,003
Deutsche Telekom AG (REG)	19,275	343,124
Elisa Oyj	866	29,294
Frontier Communications Corp. (b)	3,660	17,385
HKT Trust & HKT Ltd.-Class SS	18,882	22,390
Iliad SA	163	32,974
Inmarsat PLC	2,586	38,470
Koninklijke KPN NV	28,755	107,843
Level 3 Communications, Inc. (a)	1,047	45,743
Nippon Telegraph & Telephone Corp.	4,600	162,029
Orange SA	11,257	170,648
Proximus	795	27,501
Singapore Telecommunications Ltd.	48,000	120,709
Spark New Zealand Ltd.	9,734	18,602
Swisscom AG (REG)	154	76,856
TDC A/S	3,390	17,483
Telecom Italia SpA (ordinary shares) (a)(b)	64,157	79,062
Telecom Italia SpA (savings shares)	16,898	17,331
Telefonica Deutschland Holding AG	3,756	22,968
Telefonica SA	27,175	329,686
Telenor ASA	3,853	71,999
TeliaSonera AB	10,613	57,287
Telstra Corp., Ltd.	26,440	104,536
Verizon Communications, Inc.	15,545	676,363

		3,720,066

Wireless Telecommunication Services - 0.3%
KDDI Corp.	10,600	237,261
Millicom International Cellular SA	641	40,086
NTT DOCOMO, Inc.	9,275	156,442
SoftBank Group Corp.	5,800	268,191
StarHub Ltd.	4,000	9,740
Tele2 AB-Class B	3,826	37,313
Vodafone Group PLC	160,882	507,435

		1,256,468

		4,976,534

Company	Shares	U.S. $ Value
Utilities - 1.0%
Electric Utilities - 0.5%
American Electric Power Co., Inc.	1,825	103,769
AusNet Services	37,398	35,947
Cheung Kong Infrastructure Holdings Ltd. (b)	7,000	62,785
Chubu Electric Power Co., Inc.	3,900	57,502
Chugoku Electric Power Co., Inc. (The)	1,300	17,918
CLP Holdings Ltd.	12,500	106,943
Contact Energy Ltd.	2,149	6,820
Duke Energy Corp.	2,632	189,346
Edison International	1,215	76,630
EDP-Energias de Portugal SA	14,060	51,509
Electricite de France SA	2,239	39,535
Endesa SA	1,927	40,637
Enel SpA	39,961	178,306
Entergy Corp.	675	43,942
Eversource Energy	1,160	58,719
Exelon Corp.	3,197	94,951
FirstEnergy Corp.	1,535	48,061
Fortum Oyj	2,697	39,905
Hokuriku Electric Power Co. (b)	1,600	21,520
Iberdrola SA	31,314	208,652
Kansai Electric Power Co., Inc. (The) (a)	3,100	34,463
Kyushu Electric Power Co., Inc. (a)	1,900	20,730
Mighty River Power Ltd.	4,915	7,918
NextEra Energy, Inc.	1,645	160,470
Pepco Holdings, Inc.	890	21,556
Pinnacle West Capital Corp.	385	24,694
Power Assets Holdings Ltd.	8,500	80,489
PPL Corp.	2,445	80,416
Red Electrica Corp. SA	657	54,554
Shikoku Electric Power Co., Inc. (b)	2,700	44,032
Southern Co. (The)	3,360	150,192
SSE PLC	5,919	133,965
Terna Rete Elettrica Nazionale SpA	8,231	40,004
Tohoku Electric Power Co., Inc.	2,700	36,589
Tokyo Electric Power Co., Inc. (a)	8,800	58,781
Xcel Energy, Inc.	1,870	66,217

		2,498,467

Gas Utilities - 0.1%
AGL Resources, Inc.	448	27,346
APA Group	3,771	22,760
Enagas SA	1,276	36,590
Gas Natural SDG SA	2,126	41,483
Hong Kong & China Gas Co., Ltd.	35,574	66,707
Osaka Gas Co., Ltd.	11,000	41,705
Snam SpA	14,719	75,595
Toho Gas Co., Ltd.	6,000	35,381
Tokyo Gas Co., Ltd.	14,000	67,722

		415,289

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp./VA	2,385	23,349
Electric Power Development Co., Ltd.	500	15,260
Enel Green Power SpA	25,579	48,366
Meridian Energy Ltd.	6,766	9,111
NRG Energy, Inc.	1,240	18,414

		114,500

Company	Shares	U.S. $ Value
Multi-Utilities - 0.4%
AGL Energy Ltd.	3,037	34,180
Ameren Corp.	910	38,466
CenterPoint Energy, Inc.	1,545	27,872
Centrica PLC	30,469	105,850
CMS Energy Corp.	970	34,261
Consolidated Edison, Inc.	1,080	72,198
Dominion Resources, Inc./VA	2,185	153,780
DTE Energy Co.	670	53,848
E.ON SE	12,148	104,247
Engie	8,789	142,210
National Grid PLC	22,895	318,862
NiSource, Inc.	1,155	21,425
PG&E Corp.	1,775	93,720
Public Service Enterprise Group, Inc.	1,855	78,207
RWE AG	3,008	34,182
SCANA Corp.	545	30,662
Sempra Energy	860	83,179
Suez Environnement Co.	2,665	47,888
TECO Energy, Inc.	875	22,978
United Utilities Group PLC	4,140	58,026
Veolia Environnement SA	1,552	35,395
WEC Energy Group, Inc.	1,188	62,037

		1,653,473

Water Utilities - 0.0%
Severn Trent PLC	1,575	52,101

		4,733,830

Total Common Stocks (cost $120,502,892)		135,896,760

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 19.5%
United States - 19.5%
U.S. Treasury Bonds
2.50%, 2/15/45	$520	478,711
2.75%, 8/15/42	920	897,024
2.875%, 5/15/43-8/15/45	960	957,562
3.00%, 5/15/45	185	189,321
3.125%, 11/15/41-2/15/43	2,825	2,966,910
3.50%, 2/15/39	358	403,813
3.625%, 8/15/43	2,245	2,583,856
3.75%, 8/15/41	220	258,225
3.875%, 8/15/40	280	333,492
4.25%, 5/15/39	240	302,475
4.375%, 11/15/39-5/15/41	1,258	1,615,647
4.50%, 8/15/39	220	286,991
4.75%, 2/15/37-2/15/41	401	543,809
5.375%, 2/15/31	650	902,095
6.00%, 2/15/26	762	1,041,559
6.25%, 8/15/23-5/15/30	724	1,055,440
6.875%, 8/15/25	325	466,764
7.25%, 5/15/16-8/15/22	1,868	2,194,150

	Principal Amount (000)	U.S. $ Value
7.50%, 11/15/16	92	99,270
7.625%, 2/15/25	55	81,562
8.00%, 11/15/21	123	168,781
U.S. Treasury Notes
0.375%, 1/31/16	882	882,827
0.50%, 7/31/17	1,735	1,731,792
0.75%, 2/28/18-3/31/18	5,625	5,618,878
0.875%, 1/31/17-4/30/17	1,690	1,698,667
1.00%, 9/30/16-9/30/19	6,570	6,589,470
1.25%, 11/30/18-4/30/19	5,994	6,029,692
1.375%, 11/30/15-8/31/20	5,452	5,474,277
1.375%, 6/30/18-2/28/19 (f)	4,565	4,619,038
1.50%, 5/31/19-5/31/20	4,840	4,892,631
1.625%, 6/30/20-11/15/22	4,870	4,885,157
1.75%, 5/15/23	1,740	1,725,182
1.875%, 10/31/17	1,100	1,126,984
2.00%, 11/15/21-8/15/25	4,550	4,597,504
2.125%, 8/15/21-5/15/25	1,265	1,282,156
2.25%, 11/30/17-11/15/24	899	924,068
2.375%, 7/31/17-8/15/24	1,271	1,309,724
2.50%, 8/15/23-5/15/24	2,242	2,340,558
2.625%, 1/31/18-11/15/20	3,140	3,310,013
2.75%, 5/31/17-11/15/23	3,570	3,747,659
3.00%, 2/28/17	889	920,416
3.125%, 5/15/21	394	426,908
3.25%, 7/31/16	1,147	1,174,495
3.375%, 11/15/19	1,890	2,052,865
3.50%, 5/15/20	910	997,599
3.625%, 2/15/20	3,519	3,865,907
3.75%, 11/15/18	6,205	6,736,706

Total Governments - Treasuries (cost $95,212,814)		96,788,630

	Shares
INVESTMENT COMPANIES - 10.4%
Funds and Investment Trusts - 10.4%
iShares Core MSCI Emerging Markets ETF (b)	24,008	957,679
iShares International Developed Real Estate ETF (b)	338,271	9,474,971
iShares MSCI EAFE ETF (b)	93,861	5,380,112
SPDR S&P 500 ETF Trust	102,005	19,547,218
Vanguard Mid-Cap ETF (b)	9,840	1,148,033
Vanguard REIT ETF (b)	144,709	10,931,318
Vanguard Small-Cap ETF (b)	36,321	3,920,852

Total Investment Companies (cost $53,641,731)		51,360,183

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 8.1%
United States - 8.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19-7/15/22 (TIPS)	$25,649	25,342,934

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Inflation Index
0.625%, 7/15/21	4,733	4,799,567
1.125%, 1/15/21	3,380	3,512,203
1.25%, 7/15/20	570	598,538
1.375%, 1/15/20	4,459	4,678,421
1.875%, 7/15/19	1,292	1,379,889

Total Inflation-Linked Securities (cost $40,724,363)		40,311,552

	Contracts
OPTIONS PURCHASED - CALLS - 0.1%
Options on Indices - 0.1%
S&P 500 Index Expiration: Oct 2015, Exercise Price: $2,100.00 (a)(g)	13,200	1,516
S&P 500 Index Expiration: Dec 2015, Exercise Price: $2,050.00 (a)(h)	264	318,120

		319,636

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 24 RTR, JPMorgan Chase Bank, NA (Sell Protection) Expiration: Oct 2015, Exercise Rate: 105.00% (a)	48,000	43,207

Total Options Purchased-Calls (premiums paid $764,819)		362,843

	Shares
SHORT-TERM INVESTMENTS - 40.0%
Investment Companies - 34.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.14% (i)(j) (cost $173,270,774)	173,270,774	173,270,774

	Principal Amount (000)
U.S. Treasury Bills - 5.1%
U.S. Treasury Bill Zero Coupon, 1/28/16 (cost $25,537,156)	$25,538	25,537,156

Total Short-Term Investments (cost $198,807,930)		198,807,930

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 105.5% (cost $509,654,549)		523,527,898

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 9.5%
Investment Companies - 9.5%
AB Exchange Reserves-Class I, 0.13% (i)(j) (cost $46,896,180)	46,896,180	46,896,180

Total Investments - 115.0% (cost $556,550,729) (k)		570,424,078
Other assets less liabilities - (15.0)% (l)		(74,258,116)

Net Assets - 100.0%		$496,165,962

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	41	December 2015	$3,683,317	$3,724,226	$40,909
DAX Index Futures	11	December 2015	3,128,182	2,968,218	(159,964)
EURO STOXX 50 Index Futures	579	December 2015	20,364,597	19,997,978	(366,619)
EURO-Bund Futures	72	December 2015	12,389,689	12,565,918	176,229
Long GILT Futures	39	December 2015	6,912,821	7,024,210	111,389
Mini MSCI EAFE Futures	5	December 2015	424,149	412,375	(11,774)
S&P 500 EMINI Futures	9	December 2015	863,548	858,915	(4,633)
TOPIX Index Futures	89	December 2015	10,667,328	10,471,679	(195,649)
U.S. T-Note 10 Yr (CBT) Futures	83	December 2015	10,628,415	10,684,953	56,538
U.S. Ultra Bond (CBT) Futures	66	December 2015	10,727,484	10,586,813	(140,671)
Sold Contracts
Hang Seng Index Futures	16	October 2015	2,183,642	2,146,257	37,385
SPI 200 Futures	14	December 2015	1,230,509	1,230,045	464

					$(456,396)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	GBP	1,341	USD	2,061	12/15/15	$32,897
Barclays Bank PLC	USD	769	CHF	748	12/15/15	518
Credit Suisse International	AUD	6,983	USD	4,812	12/15/15	(70,321)
Deutsche Bank AG	USD	557	EUR	498	12/15/15	51
HSBC Bank USA	AUD	1,213	USD	845	12/15/15	(3,480)
JPMorgan Chase Bank	USD	3,673	AUD	5,212	12/15/15	(28,559)
JPMorgan Chase Bank	USD	10,152	JPY	1,227,682	12/15/15	94,006

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	4,867	EUR	4,349	12/15/15	$(1,190)
Royal Bank of Scotland PLC	USD	3,845	JPY	460,135	12/15/15	(4,732)
State Street Bank & Trust Co.	USD	1,087	SEK	9,130	12/15/15	5,243
State Street Bank & Trust Co.	USD	3,040	CHF	2,964	12/15/15	9,604
UBS AG	CAD	591	USD	447	12/15/15	3,979
UBS AG	EUR	4,349	USD	5,037	12/15/15	171,845
UBS AG	USD	9,019	EUR	7,898	12/15/15	(183,381)
UBS AG	USD	2,061	GBP	1,341	12/15/15	(33,046)

						$(6,566)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put-CDX-NAHY Series 24, 5 Year Index	JPMorgan Chase Bank, NA	Buy	103.00%	October 2015	$16,000	$234,432	$(180,139)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (g)	6,600	1,825.00	October 2015	$164,182	$(78,200)
S&P 500 Index (h)	132	1,850.00	December 2015	622,638	(722,700)

				$786,820	$(800,900)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.29	6,302	190,089	(194,837)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	974	1,244	5,430
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	5.00	974	1,244	3,677

				$192,577	$(185,730)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	5,816	LIBOR Plus 0.07%	$12,046	2/03/16	$(1,184,269)
Goldman Sachs Bank USA
MSCI Emerging Markets Index	44,715	LIBOR Minus 0.25%	15,050	10/17/16	(175,095)
Goldman Sachs International
Russell 2000 Total Return Index	441	LIBOR Minus 0.55%	2,581	3/15/16	(255,057)
Russell 2000 Total Return Index	30	LIBOR Minus 0.49%	181	4/15/16	(22,776)
Russell 2000 Total Return Index	627	LIBOR Minus 0.57%	3,675	4/15/16	(476,019)
UBS AG
Russell 2000 Total Return Index	599	LIBOR Minus 0.6%	3,021	10/15/15	(181,552)

					$(2,294,768)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $58,452 or 0.0% of net assets.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	One contract relates to 1 share.
(h)	One contract relates to 100 shares.
(i)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,035,183 and gross unrealized depreciation of investments was $(13,161,834), resulting in net unrealized appreciation of $13,873,349.
(l)	An amount of U.S. $3,989,593 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ASX	-	Australian Stock Exchange
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
DAX	-	Deutscher Aktien Index (German Stock Index)
EAFE	-	Europe, Australia, and Far East

ETF	-	Exchange Traded Fund
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index

AB Variable Products Series Fund

AB Dynamic Asset Allocation Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$10,977,175	$17,994,793	$	– 0	–^	$28,971,968
Health Care	9,422,836	8,482,568		– 0	–	17,905,404
Consumer Discretionary	8,588,976	9,271,967		– 0	–	17,860,943
Information Technology	13,210,554	3,449,865		– 0	–	16,660,419
Industrials	6,577,792	8,952,754		– 0	–	15,530,546
Consumer Staples	6,373,662	8,501,428		– 0	–	14,875,090
Energy	4,464,426	3,386,571		– 0	–	7,850,997
Materials	1,820,497	4,710,532		– 0	–	6,531,029
Telecommunication Services	1,563,442	3,413,092		– 0	–	4,976,534
Utilities	1,960,705	2,773,125		– 0	–	4,733,830

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$96,788,630		$	– 0	–	$96,788,630
Investment Companies		51,360,183		– 0	–		– 0	–	51,360,183
Inflation-Linked Securities		– 0	–	40,311,552			– 0	–	40,311,552
Options Purchased - Calls		– 0	–	362,843			– 0	–	362,843
Short-Term Investments:
Investment Companies		173,270,774		– 0	–		– 0	–	173,270,774
U.S. Treasury Bils		– 0	–	25,537,156			– 0	–	25,537,156
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		46,896,180		– 0	–		– 0	–	46,896,180
Total Investments in Securities		336,487,202		233,936,876			– 0	–	570,424,078

Other Financial Instruments*:
Assets:
Futures		385,065		37,849			– 0	–	422,914
Forward Currency Exchange Contracts		– 0	–	318,143			– 0	–	318,143
Centrallly Cleared Credit Default Swaps		– 0	–	9,107			– 0	–	9,107
Liabilities:
Futures		(157,078)		(722,232)			– 0	–	(879,310)
Forward Currency Exchange Contracts		– 0	–	(324,709)			– 0	–	(324,709)
Credit Default Swaptions Written		– 0	–	(180,139)			– 0	–	(180,139)
Put Options Written		– 0	–	(800,900)			– 0	–	(800,900)
Centrallly Cleared Credit Default Swaps		– 0	–	(194,837)			– 0	–	(194,837)
Total Return Swaps		– 0	–	(2,294,768)			– 0	–	(2,294,768)

Total+		$336,715,189		$229,784,390		$	– 0	–	$566,499,579

^	Less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 12/31/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/15	$	– 0	–^	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/15	$	– 0	–	$	– 0	–

^	Less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Global Bond Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 49.9%
Funds and Investment Trusts - 49.9%
AB Global Bond Fund, Inc.-Class Z (a) (cost $5,051,195)		597,150	$4,974,256

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 33.3%
Australia - 1.5%
Australia Government Bond
Series 122
5.25%, 3/15/19 (b)	AUD	130	101,570
Series 139
3.25%, 4/21/25 (b)		28	20,692
Series 144
3.75%, 4/21/37 (b)		29	21,977

			144,239

Belgium - 0.4%
Belgium Government Bond
Series 71
3.75%, 6/22/45 (b)	EUR	27	43,228

Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	37	20,879
Series F
10.00%, 1/01/25		121	22,025

			42,904

Canada - 2.8%
Canadian Government Bond
1.25%, 8/01/17	CAD	360	273,284
2.25%, 6/01/25		12	9,635

			282,919

France - 2.2%
France Government Bond OAT
2.50%, 5/25/30 (b)	EUR	12	15,335
3.50%, 4/25/20 (b)		156	201,159

			216,494

Germany - 1.6%
Bundesrepublik Deutschland
0.50%, 2/15/25 (b)		110	122,132
2.25%, 9/04/21 (b)		26	32,782
Series 00
6.25%, 1/04/30 (b)		3	5,767

			160,681

	Principal Amount (000)		U.S. $ Value
Ireland - 0.9%
Ireland Government Bond
2.40%, 5/15/30 (b)	EUR	10	12,107
3.40%, 3/18/24 (b)		19	25,232
5.40%, 3/13/25		31	47,310

			84,649

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro
3.75%, 5/01/21		232	297,850
5.00%, 8/01/34 (b)		18	27,702
6.00%, 5/01/31		21	34,976

			360,528

South Africa - 0.2%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	248	20,515

Spain - 0.7%
Spain Government Bond
1.95%, 7/30/30 (b)	EUR	33	34,790
4.20%, 1/31/37 (b)		21	28,655
5.15%, 10/31/44 (b)		7	11,051

			74,496

United Kingdom - 3.4%
United Kingdom Gilt
2.25%, 9/07/23 (b)	GBP	78	123,966
3.25%, 1/22/44 (b)		65	113,785
4.75%, 3/07/20 (b)		56	98,247

			335,998

United States - 15.6%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	94	93,699
3.00%, 11/15/44		35	35,741
4.50%, 2/15/36		176	230,776
U.S. Treasury Notes
0.875%, 4/30/17		700	703,500
1.25%, 1/31/20		135	134,856
2.00%, 2/15/25		269	267,949
2.50%, 5/15/24		42	43,749
2.625%, 8/15/20		38	40,215

			1,550,485

Total Governments - Treasuries (cost $3,374,887)			3,317,136

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 3.3%
Industrial - 2.0%
Basic - 0.3%
Glencore Funding LLC
4.00%, 4/16/25 (b)		5	3,862
International Paper Co.
3.80%, 1/15/26	U.S.$	4	3,941
5.15%, 5/15/46		3	2,931
Mosaic Co. (The)
5.625%, 11/15/43		5	5,268
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25		10	9,754

			25,756

Communications - Media - 0.4%
CCO Safari II LLC
3.579%, 7/23/20 (b)		5	4,963
4.908%, 7/23/25 (b)		5	4,976
Cox Communications, Inc.
2.95%, 6/30/23 (b)		8	7,305
McGraw Hill Financial, Inc.
4.40%, 2/15/26 (b)		15	15,222
Time Warner, Inc.
3.60%, 7/15/25		5	4,896

			37,362

Consumer Cyclical - Retailers - 0.1%
CVS Health Corp.
5.125%, 7/20/45		10	10,750

Consumer Non-Cyclical - 0.6%
AbbVie, Inc.
2.50%, 5/14/20		4	3,978
3.60%, 5/14/25		10	9,863
Baxalta, Inc.
5.25%, 6/23/45 (b)		5	5,047
Biogen, Inc.
2.90%, 9/15/20		4	4,040
Celgene Corp.
3.875%, 8/15/25		5	5,001
Gilead Sciences, Inc.
3.65%, 3/01/26		6	6,028
Kraft Heinz Foods Co.
2.80%, 7/02/20 (b)		7	7,046
3.50%, 7/15/22 (b)		7	7,150
Reynolds American, Inc.
4.45%, 6/12/25		10	10,463
5.85%, 8/15/45		3	3,338

			61,954

Energy - 0.4%
Devon Energy Corp.
5.00%, 6/15/45		7	6,342
Energy Transfer Partners LP
4.65%, 6/01/21		5	4,993
EnLink Midstream Partners LP
4.15%, 6/01/25		13	11,925
Enterprise Products Operating LLC
3.70%, 2/15/26		10	9,450

	Principal Amount (000)		U.S. $ Value
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	U.S.$	12	11,231

			43,941

Technology - 0.2%
Hewlett-Packard Co.
4.65%, 12/09/21		10	10,605
HP Enterprise Co.
4.90%, 10/15/25		10	9,972

			20,577

			200,340

Financial Institutions - 1.1%
Banking - 1.0%
Bank of America Corp.
3.875%, 8/01/25		20	20,278
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		10	10,021
3.85%, 7/08/24		10	10,194
5.15%, 5/22/45		3	2,945
Morgan Stanley
Series G
4.00%, 7/23/25		51	52,121

			95,559

Insurance - 0.1%
MetLife, Inc.
Series C
5.25%, 6/15/20 (c)		9	8,910

			104,469

Utility - 0.2%
Electric - 0.2%
Entergy Corp.
4.00%, 7/15/22		8	8,262
Exelon Corp.
3.95%, 6/15/25		12	12,112

			20,374

Total Corporates - Investment Grade (cost $325,845)			325,183

MORTGAGE PASS-THROUGHS - 2.8%
Agency Fixed Rate 30-Year - 2.8%
Federal National Mortgage Association
4.00%, 10/25/45, TBA		211	225,045
Government National Mortgage Association
3.50%, 10/01/45, TBA		48	49,756

Total Mortgage Pass-Throughs (cost $273,161)			274,801

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 2.5%
United States - 2.5%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS)
(cost $253,505)	U.S.$	249	247,666

GOVERNMENTS - SOVEREIGN AGENCIES - 1.3%
Canada - 1.3%
Canada Housing Trust No. 1
1.70%, 12/15/17 (b)	CAD	60	45,829
3.80%, 6/15/21 (b)		95	80,336

Total Governments - Sovereign Agencies (cost $134,456)			126,165

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.3%
Non-Agency Fixed Rate CMBS - 0.3%
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39
(cost $31,156)	U.S.$	30	30,976

CORPORATES - NON-INVESTMENT GRADE - 0.1%
Industrial - 0.1%
Basic - 0.1%
Teck Resources Ltd. 4.50%, 1/15/21
(cost $9,792)		10	6,740

	Shares
SHORT-TERM INVESTMENTS - 7.2%
Investment Companies - 7.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.14% (a)(d) (cost $720,363)		720,363	720,363

Total Investments - 100.7% (cost $10,174,360) (e)			10,023,286
Other assets less liabilities - (0.7)% (f)			(66,571)

Net Assets - 100.0%			$9,956,715

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	6	December 2015	$739,338	$741,216	$1,878

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	177	USD	48	10/02/15	$3,170
State Street Bank & Trust Co.	CAD	487	USD	365	10/02/15	725
State Street Bank & Trust Co.	IDR	654,112	USD	44	10/09/15	(203)
State Street Bank & Trust Co.	MYR	189	USD	46	10/09/15	3,107
State Street Bank & Trust Co.	USD	47	IDR	658,930	10/09/15	(1,667)
State Street Bank & Trust Co.	USD	44	MYR	189	10/09/15	(1,352)
State Street Bank & Trust Co.	ZAR	286	USD	22	10/13/15	980
State Street Bank & Trust Co.	TWD	759	USD	23	10/16/15	466
State Street Bank & Trust Co.	JPY	24,105	USD	201	10/23/15	486
State Street Bank & Trust Co.	USD	140	JPY	16,787	10/23/15	177
State Street Bank & Trust Co.	EUR	981	USD	1,110	10/27/15	13,148
State Street Bank & Trust Co.	SEK	454	EUR	48	10/27/15	(41)
State Street Bank & Trust Co.	AUD	207	USD	145	10/30/15	519
State Street Bank & Trust Co.	BRL	177	USD	44	11/04/15	(710)
State Street Bank & Trust Co.	USD	53	SEK	438	11/05/15	(713)
State Street Bank & Trust Co.	SGD	140	USD	100	11/06/15	1,699
State Street Bank & Trust Co.	GBP	223	USD	343	11/10/15	5,342
State Street Bank & Trust Co.	CAD	548	USD	410	11/19/15	(1,011)
State Street Bank & Trust Co.	USD	1	MXN	11	11/20/15	7

						$24,129

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	4.29%	$218	$6,564	$(7,679)
CDX-NAIG Series 24, 5 Year Index, 6/20/20*	1.00	0.88	1,100	6,185	(11,857)

				$12,749	$(19,536)

*	Termination Date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
CDX-EM Series 23, 5 Year Index 6/20/20*	1.00%	3.94%	$150	$(18,202)	$(12,145)	$(6,057)
Barclays Bank PLC:
CMBX.NA.BBB 7.00%, 1/17/47*	3.00	3.84	100	(5,583)	(628)	(4,955)

				$(23,785)	$(12,773)	$(11,012)

*	Termination Date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $1,221,913 or 12.3% of net assets.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,650 and gross unrealized depreciation of investments was $(169,724), resulting in net unrealized depreciation of $(151,074).
(f)	An amount of U.S $4,413 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

CDX-EM	-	Emerging Market Credit Default Swap Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBX.NA	-	North American Commercial Mortgage-Backed Index
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

September 30, 2015 (unaudited)

73.7%	United States
4.2%	Canada
3.6%	Italy
3.5%	United Kingdom
2.2%	France
1.6%	Germany
1.4%	Austrailia
0.9%	Ireland
0.7%	Spain
0.4%	Belgium
0.4%	Brazil
0.2%	South Africa
7.2%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund

AB Global Bond Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Investment Companies	$4,974,256		$	– 0	–	$–0	–	$4,974,256
Governments - Treasuries	– 0	–		3,317,136		– 0	–	3,317,136
Corporates - Investment Grade	– 0	–		325,183		– 0	–	325,183
Mortgage Pass-Throughs	– 0	–		274,801		– 0	–	274,801
Inflation-Linked Securities	– 0	–		247,666		– 0	–	247,666
Governments - Sovereign Agencies	– 0	–		126,165		– 0	–	126,165
Commercial Mortgage-Backed Security	– 0	–		– 0	–	30,976		30,976
Corporates - Non-Investment Grade	– 0	–		6,740		– 0	–	6,740
Short-Term Investments	720,363			– 0	–	– 0	–	720,363

Total Investments in Securities	5,694,619			4,297,691		30,976		10,023,286

Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets:
Futures	$1,878		$	– 0	–	$	– 0	–	$1,878
Forward Currency Exchange Contracts	– 0	–		29,826			– 0	–	29,826
Liabilities:
Forward Currency Exchange Contracts	– 0	–		(5,697)			– 0	–	(5,697)
Centrally Cleared Credit Default Swaps	– 0	–		(19,536)			– 0	–	(19,536)
Credit Default Swaps	– 0	–		(11,012)			– 0	–	(11,012)

Total+	$5,696,497			$4,291,272			$30,976		$10,018,745

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities			Total
Balance as of 4/28/15^	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		(8)			(8)
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(180)			(180)
Purchases		31,164			31,164
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/15		$30,976			$30,976

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15		$(180)			$(180)

^	Commencement of operations.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 19.3%
Funds and Investment Trusts - 19.3%
iShares Core S&P 500 ETF	6,860	$1,321,991
iShares MSCI EAFE ETF	54,650	3,132,538
SPDR S&P 500 ETF Trust	10,650	2,040,859
Vanguard S&P 500 ETF	8,410	1,477,721

Total Investment Companies (cost $8,763,512)		7,973,109

	Contracts
OPTIONS PURCHASED - PUTS - 0.3%
Options on Funds and Investment Trusts - 0.2%
SPDR S&P 500 ETF Trust Expiration: Nov 2015, Exercise Price: $ 192.00 (a)(b)	108	68,958

Options on Indices - 0.1%
EURO STOXX 50 Index Expiration: Oct 2015, Exercise Price: EUR 3,075.00 (a)(c)	19	14,840
FTSE 100 Index Expiration: Oct 2015, Exercise Price: GBP 5,950.00 (a)(c)	3	3,767
Nikkei 225 Index Expiration: Oct 2015, Exercise Price: JPY 17,750.00 (a)(d)	2	9,919

		28,526

Total Options Purchased - Puts (premiums paid $84,146)		97,484

	Shares
SHORT-TERM INVESTMENTS - 25.5%
Investment Companies - 21.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.14% (e)(f) (cost $9,035,913)	9,035,913	9,035,913

	Principal Amount (000)
U.S. Treasury Bills - 3.6%
U.S. Treasury Bill Zero Coupon, 11/27/15 (cost $1,499,877)	$1,500	1,499,877

Total Short-Term Investments (cost $10,535,790)		10,535,790

Company	U.S. $ Value
Total Investments - 45.1% (cost $19,383,448) (g)	$18,606,383
Other assets less liabilities - 54.9% (h)	22,673,798

Net Assets - 100.0%	$41,280,181

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	4	December 2015	$359,367	$363,339	$3,972
EURO Buxl 30 Yr Bond Futures	2	December 2015	336,340	348,048	11,708
EURO STOXX 50 Futures	7	December 2015	248,799	241,772	(7,027)
Mini MSCI EAFE Futures	10	December 2015	854,619	824,750	(29,869)
Nikkei 225 (CME) Futures	12	December 2015	1,054,815	1,055,700	885
S&P 500 EMINI Futures	52	December 2015	4,958,870	4,962,620	3,750
S&P TSX 60 Index Futures	3	December 2015	354,152	350,693	(3,459)
U.S. 10 Yr (CBT) Futures	40	December 2015	5,120,178	5,149,375	29,197
U.S. T-Note 5 Yr (CBT) Futures	8	December 2015	956,385	964,125	7,740
U.S. Ultra Bond (CBT) Futures	5	December 2015	798,600	802,031	3,431

					$20,328

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	627	USD	704	12/15/15	$2,177
State Street Bank & Trust Co.	EUR	1,863	USD	2,080	12/15/15	(4,251)
State Street Bank & Trust Co.	GBP	344	USD	536	12/15/15	15,537
State Street Bank & Trust Co.	JPY	138,895	USD	1,134	12/15/15	(24,909)
State Street Bank & Trust Co.	USD	217	EUR	195	12/15/15	772
State Street Bank & Trust Co.	USD	40	GBP	26	12/15/15	(640)
State Street Bank & Trust Co.	USD	103	JPY	12,390	12/15/15	60

						$(11,254)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
EURO STOXX 50 Index (c)	38	EUR	3,300.00	October 2015	$11,349	$(3,800)
FTSE 100 Index (c)	6	GBP	6,350.00	October 2015	2,925	(1,157)
Nikkei 225 Index (d)	4	JPY	19,125.00	October 2015	5,307	(534)
SPDR S&P 500 ETF Trust (b)	216	$	206.00	November 2015	30,878	(11,340)

					$50,459	$(16,831)

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD	950	6/23/20	3 Month BKBM	3.396%	$15,972
Morgan Stanley & Co., LLC/(CME Group)		2,000	6/25/20	3 Month BKBM	3.443%	36,336

						$52,308

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.
(c)	One contract relates to 10 shares.
(d)	One contract relates to 1000 shares.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,348 and gross unrealized depreciation of investments was $(790,413), resulting in net unrealized depreciation of $(777,065).
(h)	An amount of U.S. $223,248 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

Glossary:

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
TSX	-	Toronto Stock Exchange

COUNTRY BREAKDOWN*

September 30, 2015 (unaudited)

43.2%	United States
0.1%	Germany
0.1%	Japan
56.6%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund

AB Global Risk Allocation-Moderate Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$7,973,109		$	– 0	–	$	– 0	–	$7,973,109
Options Purchased - Puts	– 0	–		97,484			– 0	–	97,484
Short-Term Investments:
Investment Companies	9,035,913			– 0	–		– 0	–	9,035,913
U.S. Treasury Bills	– 0	–		1,499,877			– 0	–	1,499,877

Total Investments in Securities	17,009,022			1,597,361			– 0	–	18,606,383
Other Financial Instruments*:
Assets:
Futures	60,683			– 0	–		– 0	–	60,683
Forward Currency Exchange Contracts	– 0	–		18,546			– 0	–	18,546
Centrally Cleared Interest Rate Swaps	– 0	–		52,308			– 0	–	52,308

Investments in Securities:	Level 1		Level 2	Level 3			Total
Liabilities:
Futures	$(33,328)		$(7,027)		$–0	–	$(40,355)
Forward Currency Exchange Contracts	– 0	–	(29,800)		– 0	–	(29,800)
Call Options Written	– 0	–	(16,831)		– 0	–	(16,831)

Total^	$17,036,377		$1,614,557	$	– 0	–	$18,650,934

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 27.6%
Communications Equipment - 1.4%
Palo Alto Networks, Inc. (a)	9,490	$1,632,280

Internet Software & Services - 6.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	17,900	1,055,563
Facebook, Inc.-Class A (a)	24,460	2,198,954
Google, Inc.-Class C (a)	4,117	2,504,865
LinkedIn Corp.-Class A (a)	6,187	1,176,334
Tencent Holdings Ltd.	72,700	1,227,370

		8,163,086

IT Services - 1.7%
Visa, Inc.-Class A	29,480	2,053,577

Semiconductors & Semiconductor Equipment - 7.2%
ams AG	27,900	1,040,966
Avago Technologies Ltd.	14,100	1,762,641
NVIDIA Corp.	75,758	1,867,435
NXP Semiconductors NV (a)	14,600	1,271,222
Skyworks Solutions, Inc.	17,780	1,497,254
SunEdison, Inc. (a)(b)	150,570	1,081,092

		8,520,610

Software - 7.5%
Fortinet, Inc. (a)	26,630	1,131,242
Imperva, Inc. (a)	27,840	1,822,963
Mobileye NV (a)(b)	44,840	2,039,323
salesforce.com, Inc. (a)	21,712	1,507,464
ServiceNow, Inc. (a)	15,520	1,077,864
Verint Systems, Inc. (a)	27,590	1,190,509

		8,769,365

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	17,895	1,973,819
Cray, Inc. (a)	43,370	859,160
Thin Film Electronics ASA (a)	1,183,690	553,964

		3,386,943

		32,525,861

Consumer Discretionary - 18.2%
Auto Components - 1.4%
Delphi Automotive PLC	22,030	1,675,161

Diversified Consumer Services - 1.3%
Kroton Educacional SA	295,600	574,871
TAL Education Group (ADR) (a)(b)	28,620	920,133

		1,495,004

Hotels, Restaurants & Leisure - 2.9%
Alsea SAB de CV	246,435	727,283

Company	Shares	U.S. $ Value
Melco Crown Entertainment Ltd. (ADR) (b)	50,640	696,806
Starbucks Corp.	34,860	1,981,442

		3,405,531

Household Durables - 0.6%
Panasonic Corp.	71,700	725,613

Internet & Catalog Retail - 5.3%
Amazon.com, Inc. (a)	3,743	1,916,004
JD.com, Inc. (ADR) (a)	46,670	1,216,220
Netflix, Inc. (a)	13,170	1,359,934
Priceline Group, Inc. (The) (a)	1,460	1,805,816

		6,297,974

Multiline Retail - 1.4%
Lojas Renner SA	162,500	754,193
Matahari Department Store Tbk PT	841,500	929,446

		1,683,639

Specialty Retail - 1.2%
Fast Retailing Co., Ltd.	3,400	1,382,981

Textiles, Apparel & Luxury Goods - 4.1%
Cie Financiere Richemont SA	21,500	1,672,935
NIKE, Inc.-Class B	25,370	3,119,749

		4,792,684

		21,458,587

Financials - 18.2%
Banks - 3.5%
Credicorp Ltd.	7,260	772,174
ING Groep NV	103,370	1,461,146
Wells Fargo & Co.	35,390	1,817,276

		4,050,596

Capital Markets - 6.0%
Affiliated Managers Group, Inc. (a)	4,550	778,005
Azimut Holding SpA	67,450	1,447,437
Charles Schwab Corp. (The)	60,850	1,737,876
Flow Traders (c)	21,445	835,577
UBS Group AG (a)	84,110	1,557,717
WisdomTree Investments, Inc. (b)	44,860	723,592

		7,080,204

Consumer Finance - 1.4%
Gentera SAB de CV	521,080	851,364
SKS Microfinance Ltd. (a)	134,370	833,367

		1,684,731

Diversified Financial Services - 2.6%
Intercontinental Exchange, Inc.	7,360	1,729,526
London Stock Exchange Group PLC	36,750	1,347,043

		3,076,569

Company	Shares	U.S. $ Value
Insurance - 2.9%
AIA Group Ltd.	409,600	2,130,225
St James’s Place PLC	100,880	1,298,339

		3,428,564

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp. Ltd.	111,510	2,064,725

		21,385,389

Health Care - 15.9%
Biotechnology - 1.0%
Cepheid (a)	24,767	1,119,468

Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	49,710	1,999,336
Align Technology, Inc. (a)	21,910	1,243,612
Essilor International SA	13,767	1,681,890

		4,924,838

Health Care Providers & Services - 3.3%
HealthEquity, Inc. (a)	40,520	1,197,366
UnitedHealth Group, Inc.	23,050	2,674,031

		3,871,397

Life Sciences Tools & Services - 2.7%
Illumina, Inc. (a)	7,191	1,264,321
Quintiles Transnational Holdings, Inc. (a)	28,168	1,959,648

		3,223,969

Pharmaceuticals - 4.7%
Aspen Pharmacare Holdings Ltd. (a)	46,490	989,193
Kalbe Farma Tbk PT	7,255,500	682,692
Roche Holding AG	8,780	2,330,840
Sun Pharmaceutical Industries Ltd. (a)	116,100	1,540,893

		5,543,618

		18,683,290

Consumer Staples - 12.7%
Beverages - 1.7%
Anheuser-Busch InBev SA/NV	18,500	1,967,576

Food Products - 5.1%
Mead Johnson Nutrition Co.-Class A	25,920	1,824,768
Nestle SA (REG)	29,030	2,183,220
Universal Robina Corp.	330,351	1,358,236
WH Group Ltd. (a)(c)	1,329,000	659,663

		6,025,887

Household Products - 4.6%
Colgate-Palmolive Co.	31,340	1,988,836
Reckitt Benckiser Group PLC	22,600	2,049,499
Unicharm Corp.	82,500	1,461,229

		5,499,564

Company	Shares		U.S. $ Value
Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A		18,730	1,511,137

			15,004,164

Industrials - 2.8%
Aerospace & Defense - 1.1%
Hexcel Corp.		29,400	1,318,884

Commercial Services & Supplies - 0.7%
China Everbright International Ltd.		571,000	806,600

Machinery - 1.0%
Xylem, Inc./NY		36,490	1,198,696

			3,324,180

Materials - 1.6%
Chemicals - 1.6%
Ecolab, Inc.		17,410	1,910,225

Utilities - 1.0%
Water Utilities - 1.0%
Beijing Enterprises Water Group Ltd. (a)		1,598,000	1,124,014

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Concho Resources, Inc. (a)		10,635	1,045,421

Total Common Stocks (cost $105,333,110)			116,461,131

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(d)(e) (cost $0)		591,845	0	^

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 10/01/15 (cost $932,253)	U.S.$	932	932,253

Total Investments Before Security Lending Collateral for Securities Loaned - 99.7% (cost $106,265,363)			117,393,384

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
Investment Companies - 4.4%
AB Exchange Reserves-Class I, 0.13% (f)(g) (cost $5,209,280)		5,209,280	5,209,280

U.S. $ Value
Total Investments - 104.1% (cost $111,474,643) (h)	122,602,664
Other assets less liabilities - (4.1)%	(4,801,927)

Net Assets - 100.0%	$117,800,737

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	17,600	USD	2,709	12/15/15	$(37,466)
Barclays Bank PLC	HKD	13,312	USD	1,717	12/15/15	(418)
BNP Paribas SA	USD	2,878	AUD	4,104	12/15/15	(8,860)
Citibank	BRL	3,306	USD	920	10/02/15	85,863
Citibank	USD	832	BRL	3,306	10/02/15	1,763
Citibank	CNY	8,807	USD	1,336	12/15/15	(38,587)
Deutsche Bank AG	USD	5,792	JPY	719,184	12/15/15	210,165
HSBC Bank USA	JPY	68,585	USD	573	12/15/15	239
Morgan Stanley & Co., Inc.	USD	3,940	CAD	5,159	12/15/15	(75,797)
Royal Bank of Scotland PLC	USD	420	EUR	380	12/15/15	4,931
Standard Chartered Bank	BRL	3,306	USD	832	10/02/15	(1,763)
Standard Chartered Bank	USD	824	BRL	3,306	10/02/15	9,667
Standard Chartered Bank	BRL	3,306	USD	815	11/04/15	(9,713)
State Street Bank & Trust Co.	CHF	3,756	USD	3,849	12/15/15	(15,250)
State Street Bank & Trust Co.	HKD	3,863	USD	498	12/15/15	(260)
State Street Bank & Trust Co.	USD	1,896	EUR	1,695	12/15/15	760
State Street Bank & Trust Co.	USD	1,322	SEK	11,097	12/15/15	6,271
UBS AG	USD	1,735	GBP	1,129	12/15/15	(27,817)

						$103,728

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $1,495,240 or 1.3% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,046,150 and gross unrealized depreciation of investments was $(8,918,129), resulting in net unrealized appreciation of $11,128,021.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

September 30, 2015 (unaudited)

55.2%	United States
6.6%	Switzerland
5.4%	United Kingdom
5.4%	China
3.8%	India
3.0%	Japan
3.0%	Netherlands
3.0%	Hong Kong
1.7%	Belgium
1.5%	Singapore
1.4%	France
1.4%	Indonesia
1.4%	Mexico
6.4%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Brazil, Italy, Norway, Peru, Philippines and South Africa.

AB Variable Products Series Fund

AB Global Thematic Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Information Technology	$29,703,561		$2,822,300		$	– 0	–	$32,525,861
Consumer Discretionary	16,747,612		4,710,975			– 0	–	21,458,587
Financials	12,264,253		9,121,136			– 0	–	21,385,389
Health Care	11,457,782		7,225,508			– 0	–	18,683,290
Consumer Staples	5,324,741		9,679,423			– 0	–	15,004,164
Industrials	2,517,580		806,600			– 0	–	3,324,180
Materials	1,910,225		– 0	–		– 0	–	1,910,225
Utilities	– 0	–	1,124,014			– 0	–	1,124,014
Energy	1,045,421		– 0	–		– 0	–	1,045,421
Warrants	– 0	–	– 0	–		– 0	–^	– 0	–^
Short-Term Investments	– 0	–	932,253			– 0	–	932,253
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,209,280		– 0	–		– 0	–	5,209,280

Total Investments in Securities	86,180,455		36,422,209			– 0	–^	122,602,664
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	319,659			– 0	–	319,659
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(215,931)			– 0	–	(215,931)

Total+#	$86,180,455		$36,525,937		$	– 0	–^	$122,706,392

^	Amount less than $0.50.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers from Level 1 to Level 2 during the reporting period.
#	An amount of $1,436,924 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 12/31/14	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–^		– 0	–^
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/15	$	– 0	–^	$	– 0	–^

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$	– 0	–^	$	– 0	–^

^	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Information Technology - 32.7%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	5,189	$600,886

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	9,834	501,141

Internet Software & Services - 10.8%
Facebook, Inc.-Class A (a)	33,507	3,012,279
Google, Inc.-Class A (a)	1,649	1,052,672
Google, Inc.-Class C (a)	3,745	2,278,533
Twitter, Inc.(a)	34,800	937,512

		7,280,996

IT Services - 5.6%
Cognizant Technology Solutions Corp. - Class A (a)	8,340	522,167
Vantiv, Inc.-Class A (a)	9,270	416,408
Visa, Inc.-Class A	41,410	2,884,621

		3,823,196

Semiconductors & Semiconductor Equipment - 1.4%
NVIDIA Corp.	38,030	937,440

Software - 8.0%
Adobe Systems, Inc. (a)	9,230	758,891
ANSYS, Inc. (a)	7,026	619,272
Aspen Technology, Inc. (a)	14,780	560,310
Microsoft Corp.	30,726	1,359,933
Mobileye NV (a)(b)	8,380	381,122
NetSuite, Inc. (a)	4,230	354,897
ServiceNow, Inc. (a)	8,557	594,284
Tableau Software, Inc.-Class A (a)	5,126	408,952
Ultimate Software Group, Inc. (The) (a)	2,146	384,155

		5,421,816

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	32,245	3,556,623

		22,122,098

Consumer Discretionary - 26.1%
Hotels, Restaurants & Leisure - 4.9%
Starbucks Corp.	46,860	2,663,522
Wyndham Worldwide Corp.	9,150	657,885

		3,321,407

Internet & Catalog Retail - 2.1%
Priceline Group, Inc. (The) (a)	1,137	1,406,310

Media - 6.7%
AMC Networks, Inc.-Class A (a)	7,507	549,287
Comcast Corp.-Class A	32,875	1,869,930
Walt Disney Co. (The)	20,968	2,142,930

		4,562,147

Company	Shares	U.S. $ Value
Multiline Retail - 1.4%
Dollar Tree, Inc. (a)	14,140	942,572

Specialty Retail - 8.0%
Five Below, Inc. (a)	16,419	551,350
Home Depot, Inc. (The)	21,429	2,474,835
Lowe’s Cos., Inc.	15,552	1,071,844
O’Reilly Automotive, Inc. (a)	2,436	609,000
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,212	688,030

		5,395,059

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc. - Class B	16,476	2,026,054

		17,653,549

Health Care - 16.7%
Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc. (a)	6,920	1,082,219
Biogen, Inc. (a)	7,094	2,070,100
Gilead Sciences, Inc.	14,090	1,383,497

		4,535,816

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. (a)	10,163	576,852
HeartWare International, Inc. (a)(b)	7,965	416,649
Intuitive Surgical, Inc. (a)	3,670	1,686,659

		2,680,160

Health Care Providers & Services - 4.5%
Premier, Inc. - Class A (a)	19,767	679,392
UnitedHealth Group, Inc.	20,238	2,347,810

		3,027,202

Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	3,050	536,251
Quintiles Transnational Holdings, Inc. (a)	4,563	317,448

		853,699

Pharmaceuticals - 0.3%
Intersect ENT, Inc. (a)	10,060	235,404

		11,332,281

Consumer Staples - 9.8%
Beverages - 2.9%
Monster Beverage Corp. (a)	14,253	1,926,150

Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	12,005	1,735,563
CVS Health Corp.	21,600	2,083,968

		3,819,531

Personal Products - 1.3%
Estee Lauder Cos., Inc. (The)-Class A	10,917	880,784

		6,626,465

Company	Shares	U.S. $ Value
Industrials - 7.8%
Aerospace & Defense - 0.9%
Rockwell Collins, Inc.	7,200	589,248

Airlines - 0.9%
Spirit Airlines, Inc. (a)	12,510	591,723

Electrical Equipment - 1.3%
Acuity Brands, Inc.	3,070	539,031
AMETEK, Inc.	7,050	368,856

		907,887

Industrial Conglomerates - 1.8%
Danaher Corp.	14,326	1,220,718

Machinery - 1.0%
Wabtec Corp./DE	7,420	653,331

Professional Services - 1.5%
Robert Half International, Inc.	19,630	1,004,271

Road & Rail - 0.4%
Old Dominion Freight Line, Inc. (a)	4,900	298,900

		5,266,078

Financials - 2.5%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. (a)	4,221	721,749
BlackRock, Inc.-Class A	1,366	406,344
Virtu Financial, Inc.-Class A	25,603	586,820

		1,714,913

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (a)	20,400	891,277

Total Common Stocks (cost $51,514,761)		65,606,661

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.4%
Time Deposit - 3.4%
State Street Time Deposit 0.01%, 10/01/15 (cost $2,325,463)	$2,325	2,325,463

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.3% (cost $53,840,224)		67,932,124

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $787,194)	787,194	787,194
Total Investments - 101.5% (cost $54,627,418) (e)		68,719,318
Other assets less liabilities - (1.5)%		(1,015,475)

Net Assets - 100.0%		$67,703,843

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,594,583 and gross unrealized depreciation of investments was $(1,502,683), resulting in net unrealized appreciation of $14,091,900.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

AB Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$65,606,661		$	– 0	–	$	– 0	–	$65,606,661
Short-Term Investments	– 0	–		2,325,463			– 0	–	2,325,463
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	787,194			– 0	–		– 0	–	787,194

Total Investments in Securities	66,393,855			2,325,463			– 0	–	68,719,318
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$66,393,855			$2,325,463		$	– 0	–	$68,719,318

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Growth and Income Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 22.1%
Banks - 8.9%
JPMorgan Chase & Co.	548,370	$33,434,119
Wells Fargo & Co.	670,570	34,433,769

		67,867,888

Capital Markets - 3.4%
BlackRock, Inc. - Class A	20,020	5,955,349
Goldman Sachs Group, Inc. (The)	99,790	17,339,510
Virtu Financial, Inc. - Class A (a)	133,843	3,067,682

		26,362,541

Consumer Finance - 1.1%
Capital One Financial Corp.	120,520	8,740,110

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. - Class B (b)	138,882	18,110,213

Insurance - 6.3%
ACE Ltd.	264,250	27,323,450
Allstate Corp. (The)	119,330	6,949,779
Hartford Financial Services Group, Inc. (The)	142,300	6,514,494
Validus Holdings Ltd.	157,589	7,102,537

		47,890,260

		168,971,012

Health Care - 20.5%
Biotechnology - 5.4%
Amgen, Inc.	28,490	3,940,737
Biogen, Inc. (b)	71,350	20,820,643
Gilead Sciences, Inc.	166,250	16,324,088

		41,085,468

Health Care Equipment & Supplies - 2.7%
Medtronic PLC	168,995	11,312,525
Stryker Corp.	95,880	9,022,308

		20,334,833

Health Care Providers & Services - 6.4%
Aetna, Inc.	65,910	7,211,213
Cigna Corp.	105,710	14,272,964
Express Scripts Holding Co. (b)	54,140	4,383,174
UnitedHealth Group, Inc.	195,890	22,725,199

		48,592,550

Pharmaceuticals - 6.0%
Pfizer, Inc.	1,009,550	31,709,966
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	256,705	14,493,564

		46,203,530

		156,216,381

Company	Shares	U.S. $ Value
Information Technology - 17.3%
Communications Equipment - 3.5%
Cisco Systems, Inc.	754,650	19,809,563
Harris Corp.	90,200	6,598,130

		26,407,693

Electronic Equipment, Instruments & Components - 0.7%
TE Connectivity Ltd.	89,800	5,378,122

IT Services - 0.8%
Vantiv, Inc. - Class A (b)	140,521	6,312,203

Semiconductors & Semiconductor Equipment - 4.8%
Intel Corp.	616,380	18,577,693
NVIDIA Corp.	553,314	13,639,190
Xilinx, Inc.	108,290	4,591,496

		36,808,379

Software - 4.6%
Activision Blizzard, Inc.	522,591	16,142,836
Check Point Software Technologies Ltd. (b)	81,871	6,494,826
Microsoft Corp.	277,510	12,282,593

		34,920,255

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	203,545	22,451,014

		132,277,666

Consumer Discretionary - 13.5%
Auto Components - 0.6%
Delphi Automotive PLC	63,430	4,823,217

Hotels, Restaurants & Leisure - 0.9%
Wyndham Worldwide Corp.	91,530	6,581,007

Internet & Catalog Retail - 2.9%
Liberty Interactive Corp. QVC Group - Class A (b)	687,048	18,021,269
Liberty TripAdvisor Holdings, Inc. (b)	188,917	4,188,290

		22,209,559

Media - 7.1%
Comcast Corp. - Class A	364,400	20,727,072
Interpublic Group of Cos., Inc. (The)	888,260	16,992,414
Time Warner, Inc.	236,720	16,274,500

		53,993,986

Specialty Retail - 2.0%
Best Buy Co., Inc.	184,720	6,856,806
DSW, Inc. - Class A	215,077	5,443,599
Lowe’s Cos., Inc.	48,500	3,342,620

		15,643,025

		103,250,794

Industrials - 10.5%
Aerospace & Defense - 7.3%
Boeing Co. (The)	109,830	14,382,239
General Dynamics Corp.	146,410	20,197,260

Company	Shares	U.S. $ Value
Honeywell International, Inc.	70,000	6,628,300
Raytheon Co.	129,890	14,191,781

		55,399,580

Airlines - 0.9%
Delta Air Lines, Inc.	149,460	6,706,270

Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (b)	163,380	6,115,313

Machinery - 1.5%
Dover Corp.	77,700	4,442,886
Parker-Hannifin Corp.	27,899	2,714,573
Snap-on, Inc.	30,380	4,585,557

		11,743,016

		79,964,179

Energy - 6.8%
Energy Equipment & Services - 2.0%
Cameron International Corp. (b)	97,110	5,954,785
Dril-Quip, Inc. (b)	55,050	3,205,011
Schlumberger Ltd.	80,770	5,570,707

		14,730,503

Oil, Gas & Consumable Fuels - 4.8%
Exxon Mobil Corp.	329,880	24,526,578
Valero Energy Corp.	204,890	12,313,889

		36,840,467

		51,570,970

Consumer Staples - 3.9%
Beverages - 0.8%
PepsiCo, Inc.	64,020	6,037,086

Food & Staples Retailing - 3.1%
CVS Health Corp.	247,051	23,835,480

		29,872,566

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	379,705	16,520,965

Materials - 0.4%
Chemicals - 0.4%
Mosaic Co. (The)	109,550	3,408,101

Total Common Stocks (cost $646,813,121)		742,052,634

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.5%
Time Deposit - 3.5%
State Street Time Deposit 0.01%, 10/01/15 (cost $26,908,336)	$26,908	26,908,336

Total Investments Before Security Lending Collateral for Securities Loaned - 100.7% (cost $673,721,457)		768,960,970

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
Investment Companies - 0.9%
AB Exchange Reserves - Class I, 0.13% (c)(d) (cost $6,556,987)	6,556,987	6,556,987

Total Investments - 101.6% (cost $680,278,444) (e)		775,517,957
Other assets less liabilities - (1.6)%		(12,276,554)

Net Assets - 100.0%		$763,241,403

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $120,848,196 and gross unrealized depreciation of investments was $(25,608,683), resulting in net unrealized appreciation of $95,239,513.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

AB Growth and Income Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$742,052,634		$	– 0	–	$	– 0	–	$742,052,634
Short-Term Investments	– 0	–		26,908,336			– 0	–	26,908,336
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,556,987			– 0	–		– 0	–	6,556,987

Total Investments in Securities	748,609,621			26,908,336			– 0	–	775,517,957
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$748,609,621			$26,908,336		$	– 0	–	$775,517,957

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 26.7%
Industrial - 17.8%
Basic - 1.4%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	47	$41,591
Dow Chemical Co. (The)
8.55%, 5/15/19		86	103,963
Eastman Chemical Co.
3.80%, 3/15/25		65	63,452
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		31	27,958
Glencore Funding LLC
4.125%, 5/30/23 (a)		58	45,639
International Paper Co.
3.65%, 6/15/24		32	31,625
3.80%, 1/15/26		61	60,100
4.75%, 2/15/22		54	58,320
5.15%, 5/15/46		27	26,376
LyondellBasell Industries NV
5.75%, 4/15/24		200	223,579
Mosaic Co. (The)
5.625%, 11/15/43		53	55,838
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		260	215,800
Vale Overseas Ltd.
6.875%, 11/21/36		40	31,404

			985,645

Capital Goods - 0.2%
Owens Corning
6.50%, 12/01/16 (b)		10	10,671
Yamana Gold, Inc.
4.95%, 7/15/24		166	148,328

			158,999

Communications - Media - 2.8%
21st Century Fox America, Inc.
4.00%, 10/01/23		64	65,586
4.50%, 2/15/21		300	324,325
CBS Corp.
3.50%, 1/15/25		190	182,984
CCO Safari II LLC
4.908%, 7/23/25 (a)		135	134,352
Cox Communications, Inc.
2.95%, 6/30/23 (a)		51	46,569
Discovery Communications LLC
3.45%, 3/15/25		105	97,278
McGraw Hill Financial, Inc.
4.40%, 2/15/26 (a)		127	128,881
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		128	135,200
TCI Communications, Inc.
7.875%, 2/15/26		115	156,556

	Principal Amount (000)		U.S. $ Value
Time Warner Cable, Inc.
4.125%, 2/15/21	U.S.$	200	205,564
Time Warner, Inc.
3.55%, 6/01/24		114	112,961
7.625%, 4/15/31		69	88,110
Viacom, Inc.
3.875%, 4/01/24		178	166,872
5.625%, 9/15/19		60	66,009

			1,911,247

Communications - Telecommunications - 2.7%
American Tower Corp.
5.05%, 9/01/20		260	284,166
AT&T, Inc.
3.40%, 5/15/25		270	257,714
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	317,401
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		57	57,371
4.45%, 4/01/24		81	83,092
5.00%, 3/01/21		175	190,740
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	27	21,360
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	120	134,084
Verizon Communications, Inc.
3.50%, 11/01/24		258	253,668
3.85%, 11/01/42		89	73,796
6.55%, 9/15/43		165	194,938

			1,868,330

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
5.875%, 8/02/21		455	515,062
General Motors Co.
3.50%, 10/02/18		80	80,646
General Motors Financial Co., Inc.
3.25%, 5/15/18		9	9,104
4.00%, 1/15/25		23	21,781
4.30%, 7/13/25		30	29,022

			655,615

Consumer Cyclical - Retailers - 0.8%
CVS Health Corp.
3.875%, 7/20/25		140	144,313
Kohl's Corp.
4.25%, 7/17/25		184	184,322
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		195	193,957

			522,592

Consumer Non-Cyclical - 4.1%
AbbVie, Inc.
3.60%, 5/14/25		97	95,668

	Principal Amount (000)		U.S. $ Value
Actavis Funding SCS
3.80%, 3/15/25	U.S.$	165	159,396
3.85%, 6/15/24		54	52,895
Altria Group, Inc.
2.625%, 1/14/20		195	197,073
AstraZeneca PLC
6.45%, 9/15/37		50	64,628
Baxalta, Inc.
5.25%, 6/23/45 (a)		75	75,701
Bayer US Finance LLC
3.375%, 10/08/24 (a)		200	201,067
Becton Dickinson and Co.
3.734%, 12/15/24		85	86,532
Biogen, Inc.
4.05%, 9/15/25		144	145,466
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2	2,390
Celgene Corp.
3.875%, 8/15/25		155	155,029
Gilead Sciences, Inc.
3.65%, 3/01/26		138	138,642
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		201	194,661
Kraft Heinz Foods Co.
2.80%, 7/02/20 (a)		70	70,459
3.50%, 7/15/22 (a)		94	96,023
Kroger Co. (The)
3.40%, 4/15/22		194	197,759
Laboratory Corp. of America Holdings
3.60%, 2/01/25		60	58,084
Medtronic, Inc.
3.50%, 3/15/25		195	198,967
Perrigo Finance PLC
3.50%, 12/15/21		200	197,461
Reynolds American, Inc.
3.25%, 11/01/22		127	126,352
5.85%, 8/15/45		44	48,953
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		78	80,790
Tyson Foods, Inc.
2.65%, 8/15/19		39	39,294
3.95%, 8/15/24		123	125,289

			2,808,579

Energy - 3.2%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		68	44,468
Encana Corp.
3.90%, 11/15/21		45	41,458
Energy Transfer Partners LP
7.50%, 7/01/38		149	156,308
EnLink Midstream Partners LP
5.05%, 4/01/45		125	105,907
Enterprise Products Operating LLC
3.70%, 2/15/26		161	152,137
5.20%, 9/01/20		55	60,480

	Principal Amount (000)		U.S. $ Value
Kinder Morgan Energy Partners LP
3.95%, 9/01/22	U.S.$	321	301,437
4.15%, 3/01/22		89	85,005
Noble Energy, Inc.
3.90%, 11/15/24		107	99,511
8.25%, 3/01/19		238	279,523
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		137	128,225
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		100	80,882
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	198,281
Valero Energy Corp.
6.125%, 2/01/20		177	200,697
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		135	144,630
Williams Partners LP
4.125%, 11/15/20		97	98,728

			2,177,677

Other Industrial - 0.3%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		200	199,228

Technology - 1.4%
Hewlett-Packard Co.
4.65%, 12/09/21		107	113,470
HP Enterprise Co.
4.90%, 10/15/25		170	169,532
KLA-Tencor Corp.
4.65%, 11/01/24		134	133,904
Motorola Solutions, Inc.
3.50%, 3/01/23		86	77,504
7.50%, 5/15/25		25	28,774
Seagate HDD Cayman
4.75%, 1/01/25		75	71,997
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		205	208,422
Total System Services, Inc.
2.375%, 6/01/18		74	74,201
3.75%, 6/01/23		69	67,489

			945,293

			12,233,205

Financial Institutions - 7.6%
Banking - 4.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		200	198,137
Compass Bank
5.50%, 4/01/20		250	269,072
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands
4.375%, 8/04/25		250	250,179
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)		270	262,212

	Principal Amount (000)		U.S. $ Value
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25	U.S.$	53	53,110
3.85%, 7/08/24		210	214,072
Series D
6.00%, 6/15/20		395	453,953
Morgan Stanley
5.625%, 9/23/19		143	159,753
Series G
4.00%, 7/23/25		178	181,915
Murray Street Investment Trust I
4.647%, 3/09/17		27	28,158
Nationwide Building Society
6.25%, 2/25/20 (a)		230	269,809
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		90	90,788
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		265	262,350
UBS AG/Stamford CT
7.625%, 8/17/22		250	287,622
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)		200	198,953

			3,180,083

Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	180,863

Insurance - 1.9%
American International Group, Inc.
4.875%, 6/01/22		75	82,759
6.40%, 12/15/20		215	254,836
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		200	205,500
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		200	224,999
Lincoln National Corp.
8.75%, 7/01/19		113	138,022
MetLife, Inc.
10.75%, 8/01/39		85	132,600
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		55	83,305
Prudential Financial, Inc.
5.625%, 6/15/43		185	190,920

			1,312,941

REITS - 0.8%
HCP, Inc.
5.375%, 2/01/21		138	152,849
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		6	5,872
Trust F/1401
5.25%, 12/15/24 (a)		200	204,500
Welltower, Inc.
5.25%, 1/15/22	U.S.$	183	200,547

			563,768

			5,237,655

	Principal Amount (000)	U.S. $ Value
Utility - 1.3%
Electric - 0.8%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	170	204,703
CMS Energy Corp.
5.05%, 3/15/22	37	40,663
Constellation Energy Group, Inc.
5.15%, 12/01/20	64	70,380
Entergy Corp.
4.00%, 7/15/22	125	129,086
Exelon Corp.
5.10%, 6/15/45	45	45,948
Exelon Generation Co. LLC
4.25%, 6/15/22	78	79,826

		570,606

Natural Gas - 0.5%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)	305	316,483

		887,089

Total Corporates - Investment Grade (cost $18,011,340)		18,357,949

MORTGAGE PASS-THROUGHS - 17.9%
Agency Fixed Rate 15-Year - 1.8%
Federal National Mortgage Association
3.50%, 10/01/30, TBA	689	727,810
2.50%, 9/01/30	494	504,178

		1,231,988

Agency Fixed Rate 30-Year - 16.1%
Federal Home Loan Mortgage Corp. Gold
4.00%, 1/01/45	723	781,823
Series 2007
5.50%, 7/01/35	40	44,103
Series 2005
5.50%, 1/01/35	149	166,115
Federal National Mortgage Association
3.50%, 5/01/42-9/01/45	3,043	3,201,801
4.00%, 10/01/44	827	895,165
Series 2003
5.50%, 4/01/33-7/01/33	136	152,799
Series 2004
5.50%, 4/01/34-11/01/34	124	139,285
Series 2005
5.50%, 2/01/35	151	169,644
3.00%, 10/01/45, TBA	371	375,927
3.50%, 10/01/45, TBA	29	30,246
4.00%, 10/25/45, TBA	508	541,814
4.50%, 10/25/45, TBA	1,533	1,661,868

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
4.50%, 7/20/45	U.S.$	641	689,166
3.00%, 10/01/45, TBA		1,032	1,052,963
3.50%, 10/01/45, TBA		1,064	1,114,540
Series 1994
9.00%, 9/15/24		1	1,617

			11,018,876

Total Mortgage Pass-Throughs (cost $12,132,048)			12,250,864

ASSET-BACKED SECURITIES - 15.7%
Autos - Fixed Rate - 9.3%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		174	174,448
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		259	259,890
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class D
4.04%, 7/10/17		188	188,870
Series 2013-3, Class A3
0.92%, 4/09/18		173	172,888
Series 2013-4, Class A3
0.96%, 4/09/18		79	78,740
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		56	55,522
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		288	297,100
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		149	151,328
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		259	259,456
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		122	122,009
Series 2015-2, Class A3
1.31%, 8/15/19		118	118,189
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		6	5,900
Series 2014-1, Class B
2.22%, 1/22/19		60	60,787
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)		112	111,250
Series 2014-B, Class A
1.11%, 11/15/18 (a)		53	52,997
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		124	123,985
Series 2015-CA, Class A2A

	Principal Amount (000)		U.S. $ Value
1.03%, 2/15/18 (a)	U.S.$	82	81,992
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)		103	102,995
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		174	173,732
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		263	262,730
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		3	2,913
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		23	23,051
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		26	26,199
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		165	166,298
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		15	15,451
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	2	1,731
Ford Credit Auto Lease Trust
Series 2014-B, Class A3
0.89%, 9/15/17	U.S.$	144	143,978
Ford Credit Auto Owner Trust
Series 2012-D, Class B
1.01%, 5/15/18		100	99,855
Series 2014-2, Class A
2.31%, 4/15/26 (a)		257	261,265
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		198	198,663
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		260	260,599
Series 2015-2, Class A3
1.68%, 12/20/18		232	232,842
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		128	128,260
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		137	137,410
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		175	175,125
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		485	483,995
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)		177	177,088

	Principal Amount (000)		U.S. $ Value
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	U.S.$	126	126,404
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		5	4,794
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		202	203,070
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		39	39,015
Series 2014-2, Class A3
0.80%, 4/16/18		205	204,842
Series 2015-3, Class A2A
1.02%, 9/17/18		124	124,049
Series 2015-4,Class A2A
1.20%, 12/17/18		116	115,953
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		169	168,960

			6,376,618

Credit Cards - Fixed Rate - 2.4%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		161	161,749
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		320	329,939
Series 2015-2, Class A
1.56%, 3/15/21		183	184,601
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22		242	241,686
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		232	235,760
Series 2015-3, Class A
1.74%, 9/15/21		173	173,312
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	191,758
Series 2015-B,Class A
2.55%, 6/17/24		113	114,796

			1,633,601

Autos - Floating Rate - 1.5%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.707%, 7/15/20 (a)(b)		214	213,312
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.596%, 7/20/19 (b)		120	119,151
Series 2015-1, Class A
0.716%, 1/20/20(b)		227	225,325

	Principal Amount (000)		U.S. $ Value
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.753%, 12/10/27 (a)(b)	U.S.$	102	102,500
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.944%, 10/25/19 (a)(b)		197	196,203
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.716%, 10/20/20 (a)(b)		197	197,000

			1,053,491

Credit Cards - Floating Rate - 1.2%
Cabela's Credit Card Master Note Trust
Series 2014-1, Class A
0.557%, 3/16/20 (b)		205	204,655
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.557%, 8/17/20 (b)		263	262,056
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.587%, 12/15/19 (b)		185	185,058
Series 2015-A, Class A
0.687%, 2/15/22 (b)		150	149,678

			801,447

Other ABS - Fixed Rate - 1.0%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		196	196,042
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		101	101,418
Series 2015-A, Class A4
1.85%, 4/15/21		134	134,248
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		119	118,816
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		147	147,469

			697,993

Home Equity Loans - Floating Rate - 0.2%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
1.319%, 12/25/32 (b)		41	39,497
GSAA Trust
Series 2006-5, Class 2A3
0.464%, 3/25/36 (b)		180	122,419

			161,916

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.1%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	U.S.$	78	78,454

Total Asset-Backed Securities (cost $10,779,179)			10,803,520

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.7%
Non-Agency Fixed Rate CMBS - 9.6%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		337	357,789
Series 2007-5, Class AM
5.772%, 2/10/51		78	82,005
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		108	109,118
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		200	204,664
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		260	269,737
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.973%, 3/15/49		102	103,296
Series 2015-GC27, Class A5
3.137%, 2/10/48		144	143,196
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.959%, 5/15/46		165	175,066
Commercial Mortgage Trust
Series 2006-C8, Class A1A
5.292%, 12/10/46		245	254,070
Series 2006-C8, Class A4
5.306%, 12/10/46		180	185,300
Series 2007-GG9, Class A4
5.444%, 3/10/39		428	444,628
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		103	102,433
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.889%, 6/15/39		95	97,410
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		189	199,227
DBUBS Mortgage Trust
Series 2011-LC1A, Class E
5.735%, 11/10/46 (a)		100	107,971
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		180	180,360

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)	U.S.$	259	264,396
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		116	122,378
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		136	139,369
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		76	77,492
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		60	60,188
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		100	105,541
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class A3
3.801%, 8/15/48		206	217,682
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		147	150,773
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		261	269,659
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,169,104
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		60	61,107
Series 2012-C4, Class A5
2.85%, 12/10/45		112	112,995
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		380	381,776
Series 2006-C26, Class A1A
6.009%, 6/15/45		86	87,620
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		233	240,780
Series 2014-C20, Class A2
3.036%, 5/15/47		125	129,962

			6,607,092

Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.104%, 6/11/27 (a)(b)		102	100,799
Series 2014-SAVA, Class A
1.357%, 6/15/34 (a)(b)		81	81,027
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.127%, 6/15/29 (a)(b)		201	199,555

	Principal Amount (000)		U.S. $ Value
PFP III Ltd.
Series 2014-1, Class A
1.629%, 6/14/31 (a)(b)	U.S.$	84	83,604
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.257%, 4/15/32 (a)(b)		100	99,397
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.427%, 11/15/27 (a)(b)		196	194,339

			758,721

Total Commercial Mortgage-Backed Securities (cost $7,408,015)			7,365,813

GOVERNMENTS - TREASURIES - 10.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	1,030	243,661

Canada - 1.0%
Canadian Government Bond
2.25%, 6/01/25	CAD	870	698,542

United Kingdom - 0.8%
United Kingdom Gilt
3.75%, 9/07/21 (a)	GBP	320	551,382

United States - 8.2%
U.S. Treasury Bonds
3.625%, 8/15/43-2/15/44	U.S.$	564	648,389
4.50%, 2/15/36		654	858,065
4.625%, 2/15/40		2,560	3,401,933
U.S. Treasury Notes
1.50%, 8/31/18		115	116,950
2.25%, 11/15/24		171	174,095
2.375%, 8/15/24		199	205,372
2.50%, 8/15/23		215	224,725

			5,629,529

Total Governments - Treasuries (cost $6,501,882)			7,123,114

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
GSE Risk Share Floating Rate - 3.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2
2.594%, 8/25/24 (b)		335	337,188
Series 2014-DN4, Class M3
4.744%, 10/25/24 (b)		250	250,299
Series 2014-HQ3, Class M2
2.844%, 10/25/24 (b)		250	252,200
Series 2015-DNA1, Class M3
3.494%, 10/25/27 (b)		250	235,859
Series 2015-HQA1, Class M2

	Principal Amount (000)		U.S. $ Value
2.844%, 3/25/28 (b)	U.S.$	250	250,000
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.394%, 7/25/24 (b)		55	54,909
Series 2014-C04, Class 1M2
5.094%, 11/25/24 (b)		169	169,457
Series 2014-C04, Class 2M2
5.194%, 11/25/24 (b)		65	65,493
Series 2015-C01, Class 1M2
4.494%, 2/25/25 (b)		95	92,326
Series 2015-C01, Class 2M2
4.744%, 2/25/25 (b)		71	70,820
Series 2015-C02, Class 2M2
4.194%, 5/25/25 (b)		130	124,236
Series 2015-C03, Class 1M2
5.194%, 7/25/25 (b)		60	59,820
Series 2015-C03, Class 2M2
5.194%, 7/25/25 (b)		105	104,873
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
5.447%, 11/25/25 (a)(b)		48	48,300
Series 2015-WF1, Class 2M2
5.697%, 11/25/25 (a)(b)		21	20,700

			2,136,480

Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		31	29,438
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		75	69,231
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		41	39,830
Series 2006-24CB, Class A16
5.75%, 6/25/36		113	101,374
Series 2006-28CB, Class A14
6.25%, 10/25/36		78	66,460
Series 2006-9T1, Class A1
5.75%, 5/25/36		48	41,554
Series 2006-J1, Class 1A13
5.50%, 2/25/36		70	62,969
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		62	55,134
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		37	31,622
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.617%, 5/25/35		92	89,178
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		61	56,690
Series 2006-13, Class 1A18

	Principal Amount (000)		U.S. $ Value
6.25%, 9/25/36	U.S.$	88	80,269
Series 2006-13, Class 1A19
6.25%, 9/25/36		32	28,944
Series 2007-HYB2, Class 3A1
2.596%, 2/25/47		140	123,591
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		110	91,184
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.693%, 7/25/36		215	178,794
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		51	47,013
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		44	42,507

			1,235,782

Non-Agency Floating Rate - 0.9%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.384%, 12/25/36 (b)		195	121,993
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.444%, 3/25/35 (b)		91	80,948
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.314%, 7/25/36 (b)		143	116,541
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
1.894%, 7/15/36 (a)(b)		138	137,830
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.899%, 2/25/47 (b)		187	149,406

			606,718

Agency Fixed Rate - 0.1%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.764%, 5/28/35		50	45,911
Federal National Mortgage Association REMICS
Series 2010-117, Class DI
4.50%, 5/25/25 (d)		500	52,245

			98,156

Total Collateralized Mortgage Obligations (cost $4,200,613)			4,077,136

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 5.6%
Industrial - 2.8%
Basic - 0.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)	U.S.$	150	158,062
Novelis, Inc.
8.375%, 12/15/17		18	17,460
Teck Resources Ltd.
4.50%, 1/15/21		165	111,210

			286,732

Communications - Media - 0.7%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	100	163,453
CSC Holdings LLC
8.625%, 2/15/19	U.S.$	29	29,870
Quebecor Media, Inc.
5.75%, 1/15/23		75	73,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (a)		200	199,750

			466,948

Communications - Telecommunications - 0.6%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	120	134,372
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	210	184,800
Sprint Corp.
7.875%, 9/15/23		24	19,425
Windstream Services LLC
6.375%, 8/01/23		80	57,648

			396,245

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		36	37,485

Consumer Cyclical - Other - 0.1%
KB Home
4.75%, 5/15/19		63	60,559

Consumer Cyclical - Retailers - 0.1%
CST Brands, Inc.
5.00%, 5/01/23		75	74,438

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		85	79,050
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	100	154,331

			233,381

	Principal Amount (000)		U.S. $ Value
Energy - 0.3%
ONEOK, Inc.
4.25%, 2/01/22	U.S.$	203	175,087
SM Energy Co.
6.50%, 1/01/23		9	8,370
Transocean, Inc.
6.50%, 11/15/20		75	57,375

			240,832

Technology - 0.2%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		59	40,784
Audatex North America, Inc.
6.00%, 6/15/21 (a)		73	73,145

			113,929

			1,910,549

Financial Institutions - 2.5%
Banking - 2.1%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		49	49,980
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)		29	32,915
7.625%, 11/21/22		200	224,125
7.75%, 4/10/23		200	214,250
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		200	208,500
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	82	91,170
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	202	199,333
Lloyds Banking Group PLC
7.50%, 6/27/24 (c)		200	204,180
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		39	42,506
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	199,584

			1,466,543

Finance - 0.4%
AerCap Aviation Solutions BV
6.375%, 5/30/17		200	208,250
International Lease Finance Corp.
5.875%, 4/01/19		55	57,832

			266,082

			1,732,625

Utility - 0.3%
Electric - 0.3%
AES Corp./VA
7.375%, 7/01/21		70	72,625

	Principal Amount (000)		U.S. $ Value
NRG Energy, Inc.
7.875%, 5/15/21	U.S.$	70	70,963
Series WI
6.25%, 5/01/24		54	47,655

			191,243

Total Corporates - Non-Investment Grade (cost $4,093,233)			3,834,417

INFLATION-LINKED SECURITIES - 3.6%
United States - 3.6%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $2,509,849)		2,465	2,456,363

AGENCIES - 3.1%
United States - 3.1%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,905,166)		2,292	2,108,633

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Chile - 0.6%
Corp. Nacional del Cobre de Chile
4.50%, 9/16/25 (a)		200	192,125
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		210	212,297

			404,422

Malaysia - 0.7%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	457,964

Mexico - 0.3%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23		226	210,171

Total Quasi-Sovereigns (cost $1,042,764)			1,072,557

GOVERNMENTS - SOVEREIGN AGENCIES - 1.0%
Governments - Sovereign Agencies - 1.0%
Brazil - 0.1%
Petrobras Global Finance BV
5.75%, 1/20/20		147	109,655

Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		70	74,114

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		57	43,890

Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		74	71,687

	Principal Amount (000)		U.S. $ Value
Israel - 0.3%
Israel Electric Corp. Ltd.
Series 6
5.00%, 11/12/24 (a)	U.S.$	200	204,072

United Kingdom - 0.3%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (c)		200	199,562

Total Governments - Sovereign Agencies (cost $754,023)			702,980

	Shares
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.5%
Insurance - 0.3%
Allstate Corp. (The)
5.10%		7,925	201,136

REITS - 0.2%
Sovereign Real Estate Investment Trust
12.00% (a)		93	122,760

Total Preferred Stocks (cost $299,415)			323,896

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $203,190)	U.S.$	200	286,976

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a) (cost $99,816)		100	97,000

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
Series E
5.95%, 3/19/19 (cost $47,409)		42	47,103

	Shares
WARRANTS - 0.0%
Talon Equity Co. NV, expiring 11/24/15 (e)(f)(g) (cost $0)		47	0

	Principal Amount (000)		U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 10/01/15 (cost $266,595)	U.S.$	267	266,595

Total Investments - 103.7% (cost $70,254,537) (h)			71,174,916
Other assets less liabilities - (3.7)% (i)			(2,511,485)

Net Assets - 100.0%			$68,663,431

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	18	December 2015	$3,938,089	$3,942,563	$4,474
U.S. T-Note 5 Yr (CBT) Futures	55	December 2015	6,600,466	6,628,359	27,893
U.S. Ultra Bond (CBT) Futures	1	December 2015	160,407	160,406	(1)
Sold Contracts
Euro-BOBL Futures	19	December 2015	2,720,250	2,739,171	(18,921)
U.S. T-Note 10 Yr (CBT) Futures	15	December 2015	1,917,862	1,931,016	(13,154)

					$291

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	260,000	USD	2,101	10/15/15	$(66,638)
BNP Paribas SA	USD	348	GBP	229	11/10/15	(819)
Deutsche Bank AG	BRL	1,002	USD	277	10/02/15	23,870
Deutsche Bank AG	CAD	1,017	USD	766	10/02/15	4,452
Deutsche Bank AG	USD	252	BRL	1,002	10/02/15	534
HSBC Bank USA	GBP	811	USD	1,247	11/10/15	19,938
JPMorgan Chase Bank	JPY	125,000	USD	1,048	3/25/16	2,427
Royal Bank of Scotland PLC	JPY	35,000	USD	292	10/15/15	658
Royal Bank of Scotland PLC	USD	702	JPY	84,561	10/23/15	3,201
Royal Bank of Scotland PLC	CAD	898	USD	670	11/19/15	(2,697)
Standard Chartered Bank	BRL	1,002	USD	252	10/02/15	(534)
Standard Chartered Bank	USD	250	BRL	1,002	10/02/15	2,929
Standard Chartered Bank	BRL	1,002	USD	247	11/04/15	(2,943)
State Street Bank & Trust Co.	EUR	1,157	USD	1,308	10/27/15	15,455

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SGD	1,479	USD	1,056	11/06/15	$17,929

						$17,762

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00%	3.74%	$202	$9,824	$1,494
CDX-NAHY Series 23, 5 Year Index, 12/20/20*	5.00	5.00	1,200	1,533	(1,824)

				$11,357	$(330)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	3,560	3/10/17	0.973%	3 Month CDOR	$(8,726)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,720	3/11/17	2.140%	3 Month BBSW	(8,752)
Morgan Stanley & Co., LLC/(CME Group)	CAD	3,260	6/05/17	1.054%	3 Month CDOR	(12,506)
Morgan Stanley & Co., LLC/(CME Group)	NZD	6,420	6/09/17	3.366%	3 Month BKBM	(82,812)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,100	6/09/17	2.218%	3 Month BBSW	(12,626)
Morgan Stanley & Co., LLC/(CME Group)	GBP	661	6/05/20	1.651%	6 Month LIBOR	15,789
Morgan Stanley & Co., LLC/(CME Group)		$380	6/25/21	2.243%	3 Month LIBOR	(17,625)
Morgan Stanley & Co., LLC/(CME Group)		530	1/14/24	2.980%	3 Month LIBOR	(50,018)
Morgan Stanley & Co., LLC/(CME Group)		460	2/14/24	2.889%	3 Month LIBOR	(39,014)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(56,766)
Morgan Stanley & Co., LLC/(CME Group)		450	5/29/24	2.628%	3 Month LIBOR	31,093

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	720	3/11/25	6 Month BBSW	2.973%	$4,670
Morgan Stanley & Co., LLC/(CME Group)	NZD	750	6/09/25	3 Month BKBM	4.068%	29,035
Morgan Stanley & Co., LLC/(CME Group)	AUD	440	6/09/25	6 Month BBSW	3.384%	14,510
Morgan Stanley & Co., LLC/(CME Group)	GBP	110	6/05/45	6 Month LIBOR	2.396%	(13,705)

						$(207,453)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	13.46%	$58	$12,623	$3,599	$9,024
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.78	98	8,379	(4,481)	12,860
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	7.78	112	9,577	(5,310)	14,887
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00	0.77	270	1,121	(3,747)	4,868
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	25	(30)	(249)	219
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	10	(12)	(101)	89
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.99	10	(12)	(104)	92

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00%	0.99%	$15	$(19)	$(134)	$115

				$31,627	$(10,527)	$42,154

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,120	3/04/16	CPI	#	1.170%	$3,633

#	Variable Interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR	$(10,472)
JPMorgan Chase Bank, NA	1,520	2/07/22	2.043%	3 Month LIBOR	(43,941)

					$(54,413)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $14,731,672 or 21.5% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at September 30, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	IO - Interest Only
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.
(h)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,204,359 and gross unrealized depreciation of investments was $(1,283,980), resulting in net unrealized appreciation of $920,379.
(i)	An amount of U.S. $51,640 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BA	-	Banker’s Acceptance
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Variable Products Series Fund

AB Intermediate Bond Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - investment Grade	$	– 0	–	$18,357,949	$	– 0	–	$18,357,949
Mortgage Pass-Throughs		– 0	–	12,250,864		– 0	–	12,250,864
Asset-Backed Securities		– 0	–	9,865,157		938,363		10,803,520
Commercial Mortgage-Backed Securities		– 0	–	6,663,898		701,915		7,365,813
Governments - Treasuries		– 0	–	7,123,114		– 0	–	7,123,114
Collateralized Mortgage Obligations		– 0	–	304,986		3,772,150		4,077,136
Corporates - Non-Investment Grade		– 0	–	3,834,417		– 0	–	3,834,417
Inflation-Linked Securities		– 0	–	2,456,363		– 0	–	2,456,363
Agencies		– 0	–	2,108,633		– 0	–	2,108,633
Quasi-Sovereigns		– 0	–	1,072,557		– 0	–	1,072,557
Governments - Sovereign Agencies		– 0	–	702,980		– 0	–	702,980
Preferred Stocks		201,136		122,760		– 0	–	323,896
Local Governments - Municipal Bonds		– 0	–	286,976		– 0	–	286,976

Investments in Securities:	Level 1			Level 2		Level 3			Total
Emerging Markets - Corporate Bonds	$	– 0	–	$97,000		$	– 0	–	$97,000
Governments - Sovereign Bonds		– 0	–	47,103			– 0	–	47,103
Warrants		– 0	–	– 0	–		– 0	–^	0
Short-Term Investments		– 0	–	266,595			– 0	–	266,595

Total Investments in Securities		201,136		65,561,352			5,412,428		71,174,916
Other Financial Instruments*:
Assets:
Futures		32,367		– 0	–		– 0	–	32,367
Forward Currency Exchange Contracts		– 0	–	91,393			– 0	–	91,393
Centrally Cleared Credit Default Swaps		– 0	–	1,494			– 0	–	1,494
Centrally Cleared Interest Rate Swaps		– 0	–	95,097			– 0	–	95,097
Credit Default Swaps		– 0	–	42,154			– 0	–	42,154
Inflation (CPI) Swaps		– 0	–	3,633			– 0	–	3,633
Liabilities:
Futures		(32,076)		– 0	–		– 0	–	(32,076)
Forward Currency Exchange Contracts		– 0	–	(73,631)			– 0	–	(73,631)
Centrally Cleared Credit Default Swaps		– 0	–	(1,824)			– 0	–	(1,824)
Centrally Cleared Interest Rate Swaps		– 0	–	(302,550)			– 0	–	(302,550)
Interest Rate Swaps		– 0	–	(54,413)			– 0	–	(54,413)

Total**		$201,427		$65,362,705			$5,412,428		$70,976,560

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
**	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities			Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/14		$1,289,761		$292,194		$3,033,170
Accrued discounts/(premiums)		2,007		(1,031)		8,259
Realized gain (loss)		(4,365)		(15)		41,154
Change in unrealized appreciation/depreciation		2,830		(11,921)		(7,409)
Purchases/Payups		252,587		422,889		1,403,465
Sales/Paydowns		(512,074)		(201)		(706,489)
Transfers in to Level 3		147,385		– 0	–	– 0	–
Transfers out of Level 3		(239,768)		– 0	–	– 0	–

Balance as of 9/30/15		$938,363		$701,915		$3,772,150

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15		$(1,640)		$(11,921)		$(4,389)

	Warrants^			Total
	$	– 0	–	$4,615,125
Accrued discounts/(premiums)		– 0	–	9,235
Realized gain (loss)		– 0	–	36,774
Change in unrealized appreciation/depreciation		– 0	–	(16,500)
Purchases/Payups		– 0	–	2,078,941
Sales/Paydowns		– 0	–	(1,218,764)
Transfers in to Level 3		– 0	–	147,385
Transfers out of Level 3		– 0	–	(239,768)

Balance as of 9/30/15	$	– 0	–	$5,412,428	+

Net change in unrealized appreciation/depreciation from investments held as of 9/30/15	$	– 0	–	$(17,950)

^	The Portfolio held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

As of September 30, 2015, all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB International Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 30.1%
Banks - 7.4%
Credicorp Ltd.	7,890	$839,180
HDFC Bank Ltd.	62,060	1,014,765
ING Groep NV	94,940	1,341,987
Sumitomo Mitsui Financial Group, Inc.	27,900	1,057,976
UniCredit SpA	184,149	1,148,020

		5,401,928

Capital Markets - 7.6%
Azimut Holding SpA	48,305	1,036,597
Flow Traders (a)	20,704	806,705
Partners Group Holding AG	5,870	1,989,572
UBS Group AG	92,848	1,716,584

		5,549,458

Consumer Finance - 0.8%
SKS Microfinance Ltd. (b)	89,140	552,849

Diversified Financial Services - 3.4%
IG Group Holdings PLC	103,900	1,210,897
London Stock Exchange Group PLC	33,550	1,229,749

		2,440,646

Insurance - 7.4%
AIA Group Ltd.	399,800	2,079,258
Prudential PLC	97,755	2,062,291
St James’s Place PLC	94,520	1,216,485

		5,358,034

Real Estate Management & Development - 0.9%
Global Logistic Properties Ltd.	462,100	664,364

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp. Ltd.	102,277	1,893,766

		21,861,045

Consumer Discretionary - 16.7%
Auto Components - 0.8%
Hankook Tire Co., Ltd.	18,390	615,644

Automobiles - 3.3%
Great Wall Motor Co., Ltd. - Class H	358,500	403,280
Nissan Motor Co., Ltd.	143,500	1,319,425
Tata Motors Ltd. - Class A (b)	198,774	657,104

		2,379,809

Diversified Consumer Services - 0.4%
Kroton Educacional SA	165,600	322,052

Hotels, Restaurants & Leisure - 1.5%
Alsea SAB de CV	189,801	560,143
Melco Crown Entertainment Ltd. (ADR) (c)	36,067	496,282

		1,056,425

Company	Shares	U.S. $ Value
Household Durables - 1.4%
Panasonic Corp.	99,200	1,003,916

Internet & Catalog Retail - 1.3%
JD.com, Inc. (ADR) (b)	37,608	980,064

Media - 1.8%
Naspers Ltd. - Class N	10,260	1,285,856

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	647,500	715,171

Specialty Retail - 1.9%
Fast Retailing Co., Ltd.	3,400	1,382,981

Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli SpA (c)	24,983	453,273
Cie Financiere Richemont SA	18,772	1,460,666
Titan Co., Ltd.	105,140	509,742

		2,423,681

		12,165,599

Consumer Staples - 15.8%
Beverages - 2.2%
Anheuser-Busch InBev SA/NV	15,029	1,598,416

Food & Staples Retailing - 1.4%
Tsuruha Holdings, Inc.	12,100	1,042,755

Food Products - 6.7%
Danone SA	20,640	1,302,861
Nestle SA (REG)	27,528	2,070,261
Universal Robina Corp.	240,510	988,856
WH Group Ltd. (a)(b)	964,000	478,491

		4,840,469

Household Products - 3.2%
Reckitt Benckiser Group PLC	17,040	1,545,286
Unicharm Corp.	45,200	800,576

		2,345,862

Tobacco - 2.3%
British American Tobacco PLC	30,387	1,676,624

		11,504,126

Health Care - 14.3%
Health Care Equipment & Supplies - 1.5%
Essilor International SA	8,912	1,088,763

Health Care Providers & Services - 0.9%
Apollo Hospitals Enterprise Ltd.	28,220	619,469

Pharmaceuticals - 11.9%
Aspen Pharmacare Holdings Ltd. (b)	29,961	637,496
Bayer AG	7,668	983,791
Glenmark Pharmaceuticals Ltd.	33,760	541,717
H Lundbeck A/S (b)	27,490	732,930
Novo Nordisk A/S - Class B	25,165	1,358,018
Roche Holding AG	9,810	2,604,276
Sun Pharmaceutical Industries Ltd. (b)	75,279	999,112

Company	Shares	U.S. $ Value
UCB SA	10,170	796,745

		8,654,085

		10,362,317

Information Technology - 9.2%
Internet Software & Services - 3.2%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	15,560	917,573
Tencent Holdings Ltd.	81,600	1,377,626

		2,295,199

IT Services - 1.0%
Tata Consultancy Services Ltd.	19,140	755,699

Semiconductors & Semiconductor Equipment - 3.2%
ams AG (c)	21,310	795,089
Taiwan Semiconductor Manufacturing Co., Ltd.	385,000	1,542,955

		2,338,044

Software - 1.8%
Mobileye NV (b)(c)	28,656	1,303,275

		6,692,217

Industrials - 7.0%
Aerospace & Defense - 2.5%
Safran SA	24,480	1,840,690

Commercial Services & Supplies - 0.9%
Aggreko PLC	43,556	627,911

Electrical Equipment - 0.3%
Schneider Electric SE (Paris)	3,550	198,797

Industrial Conglomerates - 0.3%
Siemens AG (REG)	2,500	223,342

Machinery - 1.3%
Komatsu Ltd. (c)	64,100	940,888

Professional Services - 1.7%
Capita PLC	69,850	1,268,615

		5,100,243

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.	31,513	613,730
TOTAL SA	29,880	1,344,088

		1,957,818

Materials - 2.4%
Chemicals - 1.6%
Linde AG	7,070	1,148,341

Metals & Mining - 0.8%
BHP Billiton PLC	36,400	554,067

		1,702,408

Company	Shares		U.S. $ Value
Utilities - 0.5%
Water Utilities - 0.5%
Beijing Enterprises Water Group Ltd. (b)		516,000	362,948

Total Common Stocks (cost $58,823,415)			71,708,721

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 10/01/15 (cost $594,936)	U.S.$	595	594,936

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $59,418,351)			72,303,657

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
Investment Companies - 3.2%
AB Exchange Reserves-Class I, 0.13% (d)(e) (cost $2,327,348)		2,327,348	2,327,348

Total Investments - 102.7% (cost $61,745,699) (f)			74,631,005
Other assets less liabilities - (2.7)%			(1,968,571)

Net Assets - 100.0%			$72,662,434

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	512	USD	529	11/13/15	$2,655
Barclays Bank PLC	JPY	57,964	USD	484	11/13/15	597
Barclays Bank PLC	TWD	20,862	USD	658	11/13/15	27,983
Citibank	EUR	366	USD	399	11/13/15	(10,434)
Deutsche Bank AG	USD	468	JPY	58,141	11/13/15	16,889
HSBC Bank USA	HKD	16,349	USD	2,109	11/13/15	(662)
JPMorgan Chase Bank	CNY	5,564	USD	859	11/13/15	(12,336)
Morgan Stanley & Co., Inc.	USD	1,755	CAD	2,297	11/13/15	(33,649)
Standard Chartered Bank	USD	3,950	AUD	5,409	11/13/15	(162,185)
Standard Chartered Bank	USD	1,537	JPY	191,791	11/13/15	62,306
State Street Bank & Trust Co.	AUD	364	USD	266	11/13/15	10,645
State Street Bank & Trust Co.	AUD	397	USD	278	11/13/15	(203)
State Street Bank & Trust Co.	CHF	4,446	USD	4,555	11/13/15	(13,874)
State Street Bank & Trust Co.	EUR	217	USD	241	11/13/15	(1,604)
State Street Bank & Trust Co.	GBP	793	USD	1,241	11/13/15	41,872

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,069	CAD	1,410	11/13/15	$(13,115)
State Street Bank & Trust Co.	USD	323	EUR	292	11/13/15	3,125
State Street Bank & Trust Co.	USD	677	HKD	5,249	11/13/15	249
State Street Bank & Trust Co.	USD	397	NOK	3,284	11/13/15	(11,313)
State Street Bank & Trust Co.	USD	1,707	SEK	14,832	11/13/15	66,811
UBS AG	EUR	1,081	USD	1,195	11/13/15	(14,056)
UBS AG	USD	560	EUR	501	11/13/15	121

						$(40,178)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $1,285,196 or 1.8% of net assets.
(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,491,643 and gross unrealized depreciation of investments was $(6,606,337), resulting in net unrealized appreciation of $12,885,306.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

September 30, 2015 (unaudited)

15.0%	United Kingdom
13.6%	Switzerland
10.4%	Japan
10.4%	India
8.0%	France
5.6%	China
4.2%	Hong Kong
3.6%	Italy
3.3%	Belgium
3.3%	Germany
3.0%	Netherlands
2.9%	Denmark
2.7%	South Africa
13.2%	Other
0.8%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Australia, Austria, Brazil, Canada, Indonesia, Mexico, Peru, Philippines, Singapore, South Korea, Taiwan and United States.

AB Variable Products Series Fund

AB International Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$2,987,872		$18,873,173		$	– 0	–	$21,861,045
Consumer Discretionary	2,358,541		9,807,058			– 0	–	12,165,599
Consumer Staples	– 0	–	11,504,126			– 0	–	11,504,126
Health Care	– 0	–	10,362,317			– 0	–	10,362,317
Information Technology	2,220,848		4,471,369			– 0	–	6,692,217
Industrials	– 0	–	5,100,243			– 0	–	5,100,243
Energy	613,730		1,344,088			– 0	–	1,957,818
Materials	– 0	–	1,702,408			– 0	–	1,702,408
Utilities	– 0	–	362,948			– 0	–	362,948
Short-Term Investments	– 0	–	594,936			– 0	–	594,936
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,327,348		– 0	–		– 0	–	2,327,348

Total Investments in Securities	10,508,339		64,122,666	+		– 0	–	74,631,005
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	233,253			– 0	–	233,253
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(273,431)			– 0	–	(273,431)

Total (a)(b)	$10,508,339		$64,082,488		$	– 0	–	$74,590,827

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(a)	An amount of $2,578,146 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(b)	An amount of $1,376,590 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB International Value Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 23.0%
Banks - 13.1%
Banco Macro SA (ADR) (a)	47,473	$1,822,963
Bank Hapoalim BM	990,355	4,983,589
Bank of Baroda	1,055,830	2,974,162
Bank of China Ltd. - Class H	9,453,000	4,076,442
Bank of Queensland Ltd.	862,521	7,060,984
Danske Bank A/S	363,030	10,970,889
ING Groep NV	770,330	10,888,695
Intesa Sanpaolo SpA	1,245,850	4,401,212
KB Financial Group, Inc.	107,230	3,187,383
Mitsubishi UFJ Financial Group, Inc.	2,801,200	16,925,518
Sumitomo Mitsui Financial Group, Inc.	78,400	2,972,950
UniCredit SpA	1,083,700	6,755,993

		77,020,780

Diversified Financial Services - 1.5%
Challenger Ltd./Australia	881,360	4,447,896
ORIX Corp. (b)	346,000	4,463,169

		8,911,065

Insurance - 6.2%
AIA Group Ltd.	968,000	5,034,322
Assicurazioni Generali SpA	545,797	9,986,009
Aviva PLC	601,745	4,115,672
Direct Line Insurance Group PLC	548,720	3,113,523
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	25,570	4,775,567
NN Group NV	226,950	6,515,103
Suncorp Group Ltd.	347,170	2,986,575

		36,526,771

Real Estate Management & Development - 1.8%
Aeon Mall Co., Ltd.	243,100	3,734,337
Cheung Kong Property Holdings Ltd.	251,028	1,839,111
Lend Lease Group	398,830	3,530,908
Wharf Holdings Ltd. (The)	311,000	1,758,821

		10,863,177

Thrifts & Mortgage Finance - 0.4%
LIC Housing Finance Ltd.	294,260	2,108,444

		135,430,237

Consumer Discretionary - 17.9%
Auto Components - 7.7%
Aisin Seiki Co., Ltd. (b)	200,300	6,720,456
Bridgestone Corp.	122,100	4,225,412
Cie Generale des Etablissements Michelin-Class B	31,542	2,885,915
Hankook Tire Co., Ltd.	142,494	4,770,284
Magna International, Inc. (New York)-Class A	135,800	6,519,758
Nokian Renkaat Oyj (b)	98,670	3,194,099
Plastic Omnium SA	132,470	3,043,158
Sumitomo Electric Industries Ltd. (b)	626,700	8,017,472
Valeo SA	47,380	6,433,113

		45,809,667

Company	Shares	U.S. $ Value
Automobiles - 4.6%
Honda Motor Co., Ltd. (b)	382,100	11,404,421
Isuzu Motors Ltd.	382,000	3,836,054
Peugeot SA (a)(b)	628,990	9,530,807
Tata Motors Ltd. (a)	361,163	1,639,608
Tata Motors Ltd.-Class A (a)	266,758	881,844

		27,292,734

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	197,400	4,581,398

Media - 3.0%
Liberty Global PLC-Series C (a)	216,867	8,895,885
Vivendi SA	366,586	8,685,040

		17,580,925

Specialty Retail - 1.4%
Foschini Group Ltd. (The)	215,380	2,187,255
Kingfisher PLC	561,650	3,051,017
Yamada Denki Co., Ltd. (b)	751,100	3,028,071

		8,266,343

Textiles, Apparel & Luxury Goods - 0.4%
Kering	14,000	2,291,719

		105,822,786

Industrials - 12.6%
Aerospace & Defense - 2.1%
Airbus Group SE	96,460	5,712,360
Safran SA	86,690	6,518,359

		12,230,719

Airlines - 4.7%
International Consolidated Airlines Group SA (a)	1,521,880	13,594,738
Japan Airlines Co., Ltd.	181,400	6,418,825
Qantas Airways Ltd. (a)	2,913,893	7,650,053

		27,663,616

Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd.	251,028	3,278,316

Machinery - 1.1%
JTEKT Corp.	445,000	6,230,439

Marine - 1.7%
AP Moeller-Maersk A/S-Class B	1,556	2,398,546
Nippon Yusen KK	3,369,000	7,807,434

		10,205,980

Professional Services - 0.7%
Adecco SA (REG) (a)	55,400	4,057,251

Company	Shares	U.S. $ Value
Road & Rail - 1.8%
Central Japan Railway Co.	65,800	10,608,780

		74,275,101

Telecommunication Services - 8.9%
Diversified Telecommunication Services - 5.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,378,693	2,638,542
BT Group PLC	1,419,110	9,031,981
Nippon Telegraph & Telephone Corp.	373,900	13,170,107
Telefonica Brasil SA (Preference Shares)	354,907	3,282,744
Telenor ASA	154,700	2,890,811

		31,014,185

Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	344,500	4,110,105
SK Telecom Co., Ltd.	11,000	2,440,193
Turkcell Iletisim Hizmetleri AS	432,090	1,507,747
Vodafone Group PLC	4,325,254	13,642,208

		21,700,253

		52,714,438

Information Technology - 8.8%
Electronic Equipment, Instruments & Components - 1.0%
Hitachi Ltd.	777,000	3,920,763
Largan Precision Co., Ltd.	24,000	1,873,077

		5,793,840

IT Services - 0.5%
Cap Gemini SA	33,940	3,030,936

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Semiconductor Engineering, Inc.	1,955,000	2,130,140
ASM International NV	113,610	3,687,326
Infineon Technologies AG	506,670	5,692,655
Novatek Microelectronics Corp.	981,000	3,079,937
SCREEN Holdings Co., Ltd. (b)	1,096,000	5,360,002
Sumco Corp. (b)	566,700	5,082,687
Tokyo Electron Ltd.	159,000	7,507,218

		32,539,965

Software - 0.8%
Nintendo Co., Ltd.	28,300	4,770,012

Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co., Ltd.	6,190	5,939,015

		52,073,768

Energy - 7.1%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (c)	418,792	1,449,372

Oil, Gas & Consumable Fuels - 6.8%
BG Group PLC	788,746	11,378,356
JX Holdings, Inc. (b)	2,471,600	8,924,745
LUKOIL PJSC (London) (Sponsored ADR) (b)	54,180	1,845,371
Petroleo Brasileiro SA (Sponsored ADR) (a)	479,190	1,763,419

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	251,719	5,970,726
TOTAL SA	233,300	10,494,498

		40,377,115

		41,826,487

Consumer Staples - 6.1%
Beverages - 0.4%
Asahi Group Holdings Ltd.	76,000	2,465,687

Food & Staples Retailing - 1.6%
Delhaize Group	109,660	9,720,328

Household Products - 0.8%
Reckitt Benckiser Group PLC	51,690	4,687,548

Tobacco - 3.3%
British American Tobacco PLC	266,000	14,676,737
Imperial Tobacco Group PLC	88,850	4,593,434

		19,270,171

		36,143,734

Health Care - 5.6%
Pharmaceuticals - 5.6%
GlaxoSmithKline PLC	720,010	13,819,789
Roche Holding AG	71,560	18,997,145

		32,816,934

Materials - 4.9%
Chemicals - 3.5%
Arkema SA	88,971	5,766,918
Incitec Pivot Ltd.	987,661	2,722,232
JSR Corp.	480,100	6,920,595
Koninklijke DSM NV	109,835	5,069,061

		20,478,806

Metals & Mining - 0.4%
Novolipetsk Steel OJSC (GDR) (c)	181,990	2,086,221

Paper & Forest Products - 1.0%
Mondi PLC	287,840	6,032,888

		28,597,915

Utilities - 3.7%
Electric Utilities - 3.3%
EDP-Energias de Portugal SA	2,877,270	10,540,955
Electricite de France SA	257,080	4,539,390
Enel SpA	952,320	4,249,243

		19,329,588

Independent Power and Renewable Electricity Producers - 0.4%
Huadian Power International Corp., Ltd.-Class H	3,390,000	2,659,930

		21,989,518

Total Common Stocks (cost $621,868,825)		581,690,918

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.01%, 10/01/15 (cost $1,621,430)	$1,621	1,621,430

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $623,490,255)		583,312,348

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AB Exchange Reserves-Class I, 0.13% (d)(e) (cost $10,281,069)	10,281,069	10,281,069

Total Investments - 100.6% (cost $633,771,324) (f)		593,593,417
Other assets less liabilities - (0.6)% (g)		(3,560,820)

Net Assets - 100.0%		$590,032,597

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Index Futures	63	December 2015	$2,229,891	$2,175,946	$(53,945)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	12,629	CHF	11,826	10/14/15	$(489,617)
Bank of America, NA	USD	2,664	TWD	86,348	10/14/15	(49,515)
Barclays Bank PLC	USD	1,554	CNY	10,091	10/14/15	31,247
Barclays Bank PLC	USD	10,431	JPY	1,292,155	10/14/15	341,955
BNP Paribas SA	USD	6,970	JPY	842,959	10/14/15	57,924
Citibank	CAD	7,954	USD	6,240	10/14/15	279,858
Citibank	GBP	2,376	USD	3,697	10/14/15	102,747
Citibank	ILS	14,074	USD	3,747	10/14/15	159,045
Citibank	USD	48,400	GBP	31,262	10/14/15	(1,110,860)
Citibank	USD	3,716	HKD	28,806	10/14/15	489
Citibank	USD	719	SEK	5,953	10/14/15	(7,923)
Credit Suisse International	CNY	80,135	USD	12,409	10/14/15	(177,449)
Credit Suisse International	USD	11,230	SEK	92,959	10/14/15	(121,376)
Credit Suisse International	USD	10,170	SEK	85,095	1/15/16	23,347
Goldman Sachs Bank USA	AUD	6,643	USD	4,888	10/14/15	228,503
Goldman Sachs Bank USA	JPY	305,968	USD	2,532	10/14/15	(19,149)
Goldman Sachs Bank USA	RUB	221,115	USD	3,231	10/16/15	(131,089)
Goldman Sachs Bank USA	JPY	511,986	USD	4,300	1/15/16	22,897
HSBC Bank USA	BRL	20,585	USD	5,181	10/02/15	(10,978)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	5,153	BRL	20,585	10/02/15	$38,996
HSBC Bank USA	GBP	4,508	USD	6,934	10/14/15	115,125
HSBC Bank USA	HKD	101,893	USD	13,144	10/14/15	(2,876)
HSBC Bank USA	USD	9,423	HKD	73,087	10/14/15	7,320
HSBC Bank USA	USD	14,235	SEK	119,535	10/14/15	50,179
HSBC Bank USA	BRL	13,660	USD	3,382	11/04/15	(26,042)
JPMorgan Chase Bank	EUR	4,142	USD	4,674	10/14/15	45,206
Morgan Stanley & Co., Inc.	CHF	2,426	USD	2,504	10/14/15	13,772
Morgan Stanley & Co., Inc.	EUR	7,201	USD	8,031	10/14/15	(16,422)
Morgan Stanley & Co., Inc.	JPY	738,205	USD	5,947	10/14/15	(207,690)
Morgan Stanley & Co., Inc.	SEK	59,829	USD	7,055	10/14/15	(94,697)
Morgan Stanley & Co., Inc.	USD	11,571	AUD	15,666	10/14/15	(582,720)
Morgan Stanley & Co., Inc.	USD	18,023	EUR	16,415	10/14/15	322,489
Morgan Stanley & Co., Inc.	USD	15,105	JPY	1,840,640	10/14/15	240,715
Morgan Stanley & Co., Inc.	KRW	4,947,105	USD	4,149	1/15/16	(11,377)
Royal Bank of Scotland PLC	CHF	4,366	USD	4,486	10/14/15	4,067
Royal Bank of Scotland PLC	GBP	17,005	USD	26,393	10/14/15	670,579
Royal Bank of Scotland PLC	KRW	9,889,411	USD	8,744	10/14/15	404,982
Royal Bank of Scotland PLC	USD	1,723	CNY	10,961	10/14/15	(1,069)
Royal Bank of Scotland PLC	USD	2,358	TWD	74,034	10/14/15	(115,930)
Standard Chartered Bank	BRL	20,585	USD	5,721	10/02/15	528,187
Standard Chartered Bank	USD	5,181	BRL	20,585	10/02/15	10,978
Standard Chartered Bank	AUD	12,265	USD	9,005	10/14/15	401,820
Standard Chartered Bank	KRW	2,189,612	USD	1,946	10/14/15	99,181
Standard Chartered Bank	TWD	435,500	USD	14,062	10/14/15	874,063
Standard Chartered Bank	USD	7,452	JPY	892,730	10/14/15	(8,948)
Standard Chartered Bank	USD	1,519	TWD	49,358	10/14/15	(24,788)
State Street Bank & Trust Co.	EUR	3,709	USD	4,087	10/14/15	(57,842)
State Street Bank & Trust Co.	JPY	5,157,609	USD	41,931	10/14/15	(1,067,946)
State Street Bank & Trust Co.	NOK	12,335	USD	1,537	10/14/15	88,205
State Street Bank & Trust Co.	USD	9,087	EUR	8,194	10/14/15	70,181
State Street Bank & Trust Co.	USD	2,417	EUR	2,162	10/14/15	(917)
State Street Bank & Trust Co.	USD	6,410	EUR	5,755	1/15/16	32,833
UBS AG	EUR	7,524	USD	8,619	10/14/15	209,893
UBS AG	EUR	5,100	USD	5,699	10/14/15	(1,219)
UBS AG	USD	11,361	EUR	10,188	10/14/15	24,888

						$1,163,232

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the aggregate market value of these securities amounted to $3,535,593 or 0.6% of net assets.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,166,686 and gross unrealized depreciation of investments was $(79,344,593), resulting in net unrealized depreciation of $(40,177,907).

(g)	An amount of U.S.$271,818 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2015.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

September 30, 2015 (unaudited)

27.3%	Japan
17.9%	United Kingdom
11.8%	France
5.5%	Netherlands
4.9%	Australia
4.4%	Italy
3.9%	Switzerland
2.8%	South Korea
2.3%	Denmark
2.0%	Hong Kong
1.9%	China
1.8%	Portugal
1.8%	Germany
11.4%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2015. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Argentina, Belgium, Brazil, Canada, Finland, India, Israel, Norway, Russia, South Africa, Taiwan, and Turkey.

AB Variable Products Series Fund

AB International Value Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$12,711,658		$122,718,579		$	– 0	–	$135,430,237
Consumer Discretionary	15,415,643		90,407,143			– 0	–	105,822,786
Industrials	– 0	–	74,275,101			– 0	–	74,275,101
Telecommunication Services	3,282,744		49,431,694			– 0	–	52,714,438
Information Technology	– 0	–	52,073,768			– 0	–	52,073,768
Energy	3,608,790		38,217,697			– 0	–	41,826,487
Consumer Staples	– 0	–	36,143,734			– 0	–	36,143,734
Health Care	– 0	–	32,816,934			– 0	–	32,816,934
Materials	– 0	–	28,597,915			– 0	–	28,597,915
Utilities	– 0	–	21,989,518			– 0	–	21,989,518
Short-Term Investments	– 0	–	1,621,430			– 0	–	1,621,430
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	10,281,069		– 0	–		– 0	–	10,281,069

Total Investments in Securities	45,299,904		548,293,513	+		– 0	–	593,593,417
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	5,501,671			– 0	–	5,501,671
Liabilities:
Futures	– 0	–	(53,945)			– 0	–	(53,945)
Forward Currency Exchange Contracts	– 0	–	(4,338,439)			– 0	–	(4,338,439)

Total(#)	$45,299,904		$549,402,800		$	– 0	–	$594,702,704

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(#)	An amount of $7,478,286 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.0%
Technology - 26.3%
Computer Services, Software & Systems - 16.6%
Adobe Systems, Inc. (a)	31,770	$2,612,129
ANSYS, Inc. (a)	58,422	5,149,315
Aspen Technology, Inc. (a)	86,371	3,274,325
Cognizant Technology Solutions Corp.-Class A (a)	96,740	6,056,891
F5 Networks, Inc. (a)	32,310	3,741,498
Facebook, Inc.-Class A (a)	201,179	18,085,992
Google, Inc.-Class A (a)	6,380	4,072,801
Google, Inc.-Class C (a)	29,309	17,832,182
ServiceNow, Inc. (a)	40,491	2,812,100
Twitter, Inc. (a)	234,340	6,313,119

		69,950,352

Computer Technology - 5.7%
Apple, Inc.	219,232	24,181,290

Electronic Components - 1.6%
Amphenol Corp.-Class A	133,194	6,787,566

Semiconductors & Component - 2.0%
NVIDIA Corp.	335,402	8,267,659

Telecommunications Equipment - 0.4%
Arista Networks, Inc. (a)(b)	26,190	1,602,566

		110,789,433

Consumer Discretionary - 25.5%
Auto Parts - 0.6%
Mobileye NV (a)(b)	59,826	2,720,887

Cable Television Services - 3.3%
Comcast Corp.-Class A	241,990	13,764,391

Cosmetics - 1.6%
Estee Lauder Cos., Inc. (The)-Class A	81,680	6,589,943

Diversified Retail - 2.6%
Costco Wholesale Corp.	52,570	7,600,045
Dollar Tree, Inc. (a)	49,650	3,309,669

		10,909,714

Entertainment - 3.5%
Walt Disney Co. (The)	146,190	14,940,618

Leisure Time - 2.5%
Priceline Group, Inc. (The) (a)	7,680	9,499,085
TripAdvisor, Inc. (a)	19,368	1,220,571

		10,719,656

Restaurants - 2.4%
Starbucks Corp.	174,730	9,931,653

Specialty Retail - 5.7%
Home Depot, Inc. (The)	144,311	16,666,477
O’Reilly Automotive, Inc. (a)	15,780	3,945,000

Company	Shares	U.S. $ Value
Ulta Salon Cosmetics & Fragrance, Inc. (a)	21,160	3,456,486

		24,067,963

Textiles, Apparel & Shoes - 3.3%
NIKE, Inc.-Class B	114,900	14,129,253

		107,774,078

Health Care - 18.8%
Biotechnology - 3.8%
Biogen, Inc. (a)	55,155	16,094,780

Health Care Management Services - 4.3%
UnitedHealth Group, Inc.	156,501	18,155,681

Health Care Services - 0.9%
Premier, Inc.-Class A (a)	109,225	3,754,063

Health Care: Misc. - 0.9%
Quintiles Transnational Holdings, Inc. (a)	50,838	3,536,800

Medical & Dental Instruments & Supplies - 1.8%
Align Technology, Inc. (a)	66,924	3,798,606
Edwards Lifesciences Corp. (a)	27,230	3,871,289

		7,669,895

Medical Equipment - 4.7%
Illumina, Inc. (a)	33,466	5,883,992
Intuitive Surgical, Inc. (a)	30,215	13,886,210

		19,770,202

Pharmaceuticals - 2.4%
Gilead Sciences, Inc.	104,030	10,214,706

		79,196,127

Producer Durables - 9.0%
Aerospace - 0.8%
Rockwell Collins, Inc.	41,170	3,369,353

Air Transport - 0.8%
Alaska Air Group, Inc.	44,036	3,498,660

Back Office Support, HR & Consulting - 0.9%
Robert Half International, Inc.	74,910	3,832,396

Diversified Manufacturing Operations - 2.4%
Danaher Corp.	119,932	10,219,406

Railroad Equipment - 1.6%
Wabtec Corp./DE	75,220	6,623,121

Scientific Instruments: Electrical - 1.6%
AMETEK, Inc.	131,395	6,874,586

Scientific Instruments: Gauges & Meters - 0.9%
Mettler-Toledo International, Inc. (a)	12,485	3,554,979

		37,972,501

Company	Shares	U.S. $ Value
Consumer Staples - 8.6%
Beverage: Soft Drinks - 2.1%
Monster Beverage Corp. (a)	66,146	8,938,970

Drug & Grocery Store Chains - 3.5%
CVS Health Corp.	154,684	14,923,912

Foods - 0.4%
WhiteWave Foods Co. (The)-Class A (a)	36,450	1,463,468

Tobacco - 2.6%
Philip Morris International, Inc.	139,161	11,039,642

		36,365,992

Financial Services - 5.9%
Asset Management & Custodian - 1.7%
Affiliated Managers Group, Inc. (a)	20,557	3,515,042
BlackRock, Inc.-Class A	12,000	3,569,640

		7,084,682

Financial Data & Systems - 4.2%
Visa, Inc.-Class A	256,690	17,881,025

		24,965,707

Materials & Processing - 0.9%
Building Materials - 0.9%
Acuity Brands, Inc.	21,720	3,813,598

Total Common Stocks (cost $326,892,509)		400,877,436

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.1%
Time Deposit - 6.1%
State Street Time Deposit, 0.01% (cost $25,952,191)	$25,952	25,952,191

Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $352,844,700)		426,829,627

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Investment Companies - 0.7%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $3,043,679)	3,043,679	3,043,679

U.S. $ Value
Total Investments - 101.8% (cost $355,888,379) (e)	429,873,306
Other assets less liabilities - (1.8)%	(7,681,263)

Net Assets - 100.0%	$422,192,043

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,288,759 and gross unrealized depreciation of investments was $(6,303,832), resulting in net unrealized appreciation of $73,984,927.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AB Variable Products Series Fund

AB Large Cap Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$400,877,436		$	– 0	–	$	– 0	–	$400,877,436
Short-Term Investments	– 0	–		25,952,191			– 0	–	25,952,191
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,043,679			– 0	–		– 0	–	3,043,679

Total Investments in Securities	403,921,115			25,952,191			– 0	–	429,873,306
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$403,921,115			$25,952,191			$–0	–	$429,873,306

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Equity: Other - 36.0%
Diversified/Specialty - 21.0%
American Tower Corp.	18,390	$1,617,952
BioMed Realty Trust, Inc.	16,460	328,871
CBRE Group, Inc.-Class A (a)	10,030	320,960
Chambers Street Properties	31,810	206,447
ClubCorp Holdings, Inc.	15,894	341,085
Crown Castle International Corp.	31,600	2,492,292
Digital Realty Trust, Inc. (b)	4,650	303,738
Duke Realty Corp.	55,440	1,056,132
Equinix, Inc.	1,220	333,548
Gramercy Property Trust, Inc.	44,358	921,316
Kennedy-Wilson Holdings, Inc.	10,590	234,780
Rayonier, Inc.	10,120	223,348
Spirit Realty Capital, Inc.	95,549	873,318
Vornado Realty Trust	6,320	571,455

		9,825,242

Health Care - 9.1%
Care Capital Properties, Inc.	3,260	107,352
HCP, Inc.	18,050	672,362
LTC Properties, Inc.	24,440	1,042,855
Ventas, Inc.	26,210	1,469,332
Welltower, Inc. (b)	14,211	956,827

		4,248,728

Triple Net - 5.9%
EPR Properties	3,970	204,733
National Retail Properties, Inc.	43,830	1,589,714
Realty Income Corp. (b)	20,850	988,082

		2,782,529

		16,856,499

Residential - 21.1%
Multi-Family - 12.7%
Apartment Investment & Management Co.-Class A	8,030	297,271
AvalonBay Communities, Inc.	7,530	1,316,394
Equity Residential	11,850	890,172
Essex Property Trust, Inc.	5,610	1,253,386
Independence Realty Trust, Inc.	45,300	326,613
Mid-America Apartment Communities, Inc.	13,220	1,082,321
Sun Communities, Inc.	11,335	768,060

		5,934,217

Self Storage - 8.4%
CubeSmart	37,640	1,024,184
Extra Space Storage, Inc.	13,880	1,070,981
National Storage Affiliates Trust	34,141	462,611
Public Storage	5,640	1,193,593
Sovran Self Storage, Inc.	2,080	196,144

		3,947,513

		9,881,730

Company	Shares	U.S. $ Value
Retail - 18.7%
Regional Mall - 11.4%
Pennsylvania Real Estate Investment Trust	43,780	868,157
Simon Property Group, Inc.	24,450	4,491,954

		5,360,111

Shopping Center/Other Retail - 7.3%
Brixmor Property Group, Inc.	19,810	465,139
DDR Corp.	30,953	476,057
Kite Realty Group Trust	33,916	807,540
Ramco-Gershenson Properties Trust	49,571	744,061
Retail Opportunity Investments Corp.	41,990	694,514
Retail Properties of America, Inc.-Class A	15,330	216,000

		3,403,311

		8,763,422

Office - 7.6%
Office - 7.6%
Boston Properties, Inc.	8,279	980,233
Corporate Office Properties Trust	6,860	144,266
Cousins Properties, Inc.	61,260	564,817
Government Properties Income Trust (b)	6,530	104,480
Highwoods Properties, Inc.	24,040	931,550
Hudson Pacific Properties, Inc.	20,900	601,711
Kilroy Realty Corp.	3,710	241,744

		3,568,801

Lodging - 7.2%
Lodging - 7.2%
Ashford Hospitality Trust, Inc.	50,509	308,105
Pebblebrook Hotel Trust	24,830	880,224
RLJ Lodging Trust	32,930	832,141
Summit Hotel Properties, Inc.	77,590	905,475
Wyndham Worldwide Corp.	6,400	460,160

		3,386,105

Industrials - 6.8%
Industrial Warehouse Distribution - 6.8%
DCT Industrial Trust, Inc.	27,840	937,094
Granite Real Estate Investment Trust	24,010	677,802
Prologis, Inc.	26,732	1,039,875
STAG Industrial, Inc.	28,270	514,797

		3,169,568

Mortgage - 1.7%
Mortgage - 1.7%
Blackstone Mortgage Trust, Inc.-Class A	17,080	468,675
First American Financial Corp.	9,050	353,584

		822,259

Financial:Other - 0.4%
Financial:Other - 0.4%
HFF, Inc.-Class A (cost $173,944)	5,780	195,133

Company	Principal Amount (000)	U.S. $ Value
Total Common Stocks (cost $43,608,287)		46,643,517

SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit, 0.01% (cost $842,900)	$843	842,900

Total Investments Before Security Lending Collateral for Securities Loaned 101.3% (cost $44,451,187)		47,486,417

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
Investment Companies - 3.0%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $1,416,007)	1,416,007	1,416,007

Total Investments - 104.3% (cost $45,867,194) (e)		48,902,424
Other assets less liabilities - (4.3)%		(2,025,858)

Net Assets - 100.0%		$46,876,566

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,147,724 and gross unrealized depreciation of investments was $(2,112,494), resulting in net unrealized appreciation of $3,035,230.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

AB Variable Products Series Fund

AB Real Estate Investment Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$46,643,517		$	– 0	–	$	– 0	–	$46,643,517
Short-Term Investments	– 0	–		842,900			– 0	–	842,900
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,416,007			– 0	–		– 0	–	1,416,007

Total Investments in Securities	48,059,524			842,900			– 0	–	48,902,424
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$48,059,524			$842,900		$	– 0	–	$48,902,424

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Information Technology - 29.8%
Communications Equipment - 0.9%
Ciena Corp. (a)	22,260	$461,227

Electronic Equipment, Instruments & Components - 0.8%
Zebra Technologies Corp.-Class A (a)	4,846	370,961

Internet Software & Services - 6.1%
Cimpress NV (a)(b)	7,556	575,087
CoStar Group, Inc. (a)	4,210	728,583
Demandware, Inc. (a)	11,060	571,581
GrubHub, Inc. (a)(b)	14,110	343,437
HomeAway, Inc. (a)	14,155	375,674
Pandora Media, Inc. (a)	14,546	310,412

		2,904,774

IT Services - 1.5%
Heartland Payment Systems, Inc.	5,820	366,718
VeriFone Systems, Inc. (a)	12,198	338,251

		704,969

Semiconductors & Semiconductor Equipment - 4.5%
Cavium, Inc. (a)	9,054	555,644
Mellanox Technologies Ltd. (a)	7,983	301,678
Monolithic Power Systems, Inc.	7,661	392,243
Silicon Laboratories, Inc. (a)	12,624	524,401
Synaptics, Inc. (a)	4,538	374,203

		2,148,169

Software - 16.0%
Aspen Technology, Inc. (a)	7,523	285,197
Blackbaud, Inc.	12,068	677,256
Fortinet, Inc. (a)	14,221	604,108
Guidewire Software, Inc. (a)	14,091	740,905
HubSpot, Inc. (a)	15,180	703,897
Infoblox, Inc. (a)	24,076	384,734
Proofpoint, Inc. (a)	11,546	696,455
Qlik Technologies, Inc. (a)	9,280	338,256
RingCentral, Inc.-Class A (a)	29,452	534,554
SolarWinds, Inc. (a)	7,175	281,547
SS&C Technologies Holdings, Inc.	11,039	773,171
Tableau Software, Inc.-Class A (a)	6,100	486,658
Take-Two Interactive Software, Inc. (a)	18,412	528,977
Ultimate Software Group, Inc. (The) (a)	3,422	612,572

		7,648,287

		14,238,387

Company	Shares	U.S. $ Value
Health Care - 25.9%
Biotechnology - 8.8%
ACADIA Pharmaceuticals, Inc. (a)	8,510	281,426
Agios Pharmaceuticals, Inc. (a)(b)	1,365	96,355
Aimmune Therapeutics, Inc. (a)	8,813	223,145
Alder Biopharmaceuticals, Inc. (a)	8,353	273,644
Amicus Therapeutics, Inc. (a)	24,100	337,159
Anacor Pharmaceuticals, Inc. (a)	4,390	516,747
Chiasma, Inc. (a)	8,716	173,274
DBV Technologies SA (Sponsored ADR) (a)	5,265	187,381
Dyax Corp. (a)	20,350	388,482
Heron Therapeutics, Inc. (a)(b)	7,510	183,244
Isis Pharmaceuticals, Inc. (a)	3,592	145,189
Otonomy, Inc. (a)	8,826	157,191
PTC Therapeutics, Inc. (a)	6,227	166,261
Sage Therapeutics, Inc. (a)	5,086	215,240
TESARO, Inc. (a)	6,150	246,615
Ultragenyx Pharmaceutical, Inc. (a)	4,453	428,868
Xencor, Inc. (a)(b)	13,012	159,137

		4,179,358

Health Care Equipment & Supplies - 8.9%
Align Technology, Inc. (a)	11,011	624,984
Cardiovascular Systems, Inc. (a)(b)	12,071	191,205
DexCom, Inc. (a)	8,871	761,664
Glaukos Corp. (a)(b)	8,930	216,017
HeartWare International, Inc. (a)(b)	5,220	273,058
K2M Group Holdings, Inc. (a)	19,913	370,382
LDR Holding Corp. (a)	16,200	559,386
Neovasc, Inc. (a)	30,511	150,724
Nevro Corp. (a)	12,399	575,190
Penumbra, Inc. (a)	1,088	43,629
Sirona Dental Systems, Inc. (a)	5,225	487,701

		4,253,940

Health Care Providers & Services - 5.5%
Acadia Healthcare Co., Inc. (a)	10,784	714,656
Diplomat Pharmacy, Inc. (a)(b)	16,807	482,865
Premier, Inc.-Class A (a)	15,776	542,221
Team Health Holdings, Inc. (a)	16,589	896,303

		2,636,045

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	9,072	643,840

Pharmaceuticals - 1.4%
Akorn, Inc. (a)	4,827	137,594
Aratana Therapeutics, Inc. (a)	17,319	146,519
Flamel Technologies SA (Sponsored ADR) (a)	11,460	186,912

Company	Shares	U.S. $ Value
GW Pharmaceuticals PLC (ADR) (a)(b)	1,958	178,902

		649,927

		12,363,110

Consumer Discretionary - 16.0%
Distributors - 2.0%
Pool Corp.	12,957	936,791

Diversified Consumer Services - 3.3%
2U, Inc. (a)	10,489	376,555
Bright Horizons Family Solutions, Inc. (a)	13,235	850,216
Capella Education Co.	7,521	372,440

		1,599,211

Hotels, Restaurants & Leisure - 4.7%
Buffalo Wild Wings, Inc. (a)	2,932	567,137
Diamond Resorts International, Inc. (a)	30,266	707,922
Planet Fitness, Inc. (a)	22,518	385,959
Zoe’s Kitchen, Inc. (a)(b)	14,305	564,904

		2,225,922

Household Durables - 1.4%
Tempur Sealy International, Inc. (a)	9,427	673,371

Media - 1.1%
National CineMedia, Inc.	40,624	545,174

Multiline Retail - 0.7%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	20,232	327,151

Specialty Retail - 2.8%
Five Below, Inc. (a)	18,175	610,317
Lithia Motors, Inc.-Class A	6,650	718,931

		1,329,248

		7,636,868

Industrials - 14.3%
Aerospace & Defense - 1.7%
Hexcel Corp.	17,614	790,164

Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	11,903	861,301

Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	8,705	760,643

Machinery - 5.4%
IDEX Corp.	9,803	698,954
Lincoln Electric Holdings, Inc.	10,319	541,025
Middleby Corp. (The) (a)	5,606	589,695
RBC Bearings, Inc. (a)	6,701	400,251
Valmont Industries, Inc.	3,801	360,677

		2,590,602

Company	Shares	U.S. $ Value
Marine - 1.2%
Kirby Corp. (a)	9,341	578,675

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	8,044	475,239

Trading Companies & Distributors - 1.6%
H&E Equipment Services, Inc.	27,209	454,934
United Rentals, Inc. (a)	4,991	299,710

		754,644

		6,811,268

Financials - 7.0%
Banks - 5.4%
IBERIABANK Corp.	7,982	464,632
PrivateBancorp, Inc.	11,763	450,876
Signature Bank/New York NY (a)	4,448	611,867
SVB Financial Group (a)	5,061	584,748
Western Alliance Bancorp (a)	15,632	480,058

		2,592,181

Capital Markets - 1.6%
Houlihan Lokey, Inc. (a)	15,060	328,308
Stifel Financial Corp. (a)	10,457	440,240

		768,548

		3,360,729

Materials - 2.6%
Chemicals - 1.6%
PolyOne Corp.	26,732	784,317

Construction Materials - 1.0%
Summit Materials, Inc.-Class A (a)	24,749	464,539

		1,248,856

Energy - 2.3%
Energy Equipment & Services - 1.4%
Dril-Quip, Inc. (a)	6,197	360,790
Oil States International, Inc. (a)	12,301	321,425

		682,215

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co. (a)	19,442	403,227

		1,085,442

Consumer Staples - 1.3%
Food & Staples Retailing - 0.6%
Chefs’ Warehouse, Inc. (The) (a)	19,902	281,812

Food Products - 0.7%
Freshpet, Inc. (a)(b)	33,665	353,483

	Principal Amount (000)	U.S. $ Value
		635,295

Total Common Stocks (cost $47,348,119)		47,379,955

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 10/01/15 (cost $26,965)	$27	26,965

Total Investments Before Security Lending Collateral for Securities Loaned - 99.3% (cost $47,375,084)		47,406,920

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%
Investment Companies - 7.1%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $3,399,586)	3,399,586	3,399,586

Total Investments - 106.4% (cost $50,774,670) (e)		50,806,506
Other assets less liabilities - (6.4)%		(3,060,781)

Net Assets - 100.0%		$47,745,725

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,073,356 and gross unrealized depreciation of investments was $(5,041,520), resulting in net unrealized appreciation of $31,836.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

AB Small Cap Growth Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$47,379,955		$	– 0	–	$	– 0	–	$47,379,955
Short-Term Investments	– 0	–		26,965			– 0	–	26,965
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,399,586			– 0	–		– 0	–	3,399,586

Total Investments in Securities	50,779,541			26,965			– 0	–	50,806,506
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$50,779,541			$26,965		$	– 0	–	$50,806,506

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Financials - 29.5%
Banks - 9.7%
Associated Banc-Corp	256,090	$4,601,937
Comerica, Inc.	200,110	8,224,521
First Niagara Financial Group, Inc.	526,580	5,376,382
Fulton Financial Corp.	450,590	5,452,139
Huntington Bancshares, Inc./OH	729,630	7,734,078
Synovus Financial Corp.	182,440	5,400,224
Texas Capital Bancshares, Inc. (a)	99,470	5,214,217
Webster Financial Corp.	149,980	5,343,787
Zions Bancorporation	311,290	8,572,927

		55,920,212

Capital Markets - 1.0%
E*TRADE Financial Corp. (a)	223,120	5,874,750

Consumer Finance - 0.8%
SLM Corp. (a)	635,260	4,700,924

Insurance - 10.8%
American Financial Group, Inc./OH	130,510	8,993,444
Aspen Insurance Holdings Ltd.	188,970	8,781,436
CNO Financial Group, Inc.	472,340	8,884,715
First American Financial Corp.	227,450	8,886,472
Hanover Insurance Group, Inc. (The)	109,220	8,486,394
StanCorp Financial Group, Inc.	84,060	9,599,652
Validus Holdings Ltd.	197,242	8,889,697

		62,521,810

Real Estate Investment Trusts (REITs) - 6.0%
DDR Corp.	337,710	5,193,980
Gramercy Property Trust, Inc.	326,450	6,780,366
LTC Properties, Inc.	176,850	7,546,189
Mid-America Apartment Communities, Inc.	72,240	5,914,289
RLJ Lodging Trust	217,840	5,504,817
STAG Industrial, Inc.	193,370	3,521,268

		34,460,909

Thrifts & Mortgage Finance - 1.2%
Essent Group Ltd. (a)	292,648	7,272,303

		170,750,908

Information Technology - 18.1%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc.	396,310	4,113,698
Finisar Corp. (a)	489,830	5,451,808
Polycom, Inc. (a)	454,220	4,760,225

		14,325,731

Electronic Equipment, Instruments & Components - 7.4%
Avnet, Inc.	215,860	9,212,905
CDW Corp./DE	226,340	9,248,253
Celestica, Inc. (a)	326,910	4,213,870
Insight Enterprises, Inc. (a)	124,004	3,205,503
Keysight Technologies, Inc. (a)	227,950	7,029,978

Company	Shares	U.S. $ Value
TTM Technologies, Inc. (a)	484,892	3,020,877
Vishay Intertechnology, Inc.	734,970	7,121,859

		43,053,245

IT Services - 3.7%
Amdocs Ltd.	106,960	6,083,885
Booz Allen Hamilton Holding Corp.	338,760	8,878,899
Genpact Ltd. (a)	260,910	6,160,085

		21,122,869

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(b)	751,960	1,293,371
Fairchild Semiconductor International, Inc. (a)	619,180	8,693,288
Lam Research Corp.	61,440	4,013,875

		14,000,534

Software - 0.8%
Electronic Arts, Inc. (a)	64,250	4,352,938

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	343,470	7,813,942

		104,669,259

Consumer Discretionary - 18.0%
Auto Components - 3.2%
Dana Holding Corp.	400,090	6,353,429
Lear Corp.	62,890	6,841,174
Tenneco, Inc. (a)	115,580	5,174,517

		18,369,120

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	409,469	7,444,146

Household Durables - 2.9%
Helen of Troy Ltd. (a)	61,000	5,447,300
Meritage Homes Corp. (a)	174,900	6,387,348
PulteGroup, Inc.	276,960	5,226,235

		17,060,883

Media - 1.3%
Cable One, Inc. (a)	10,477	4,394,263
Scholastic Corp.	88,880	3,462,765

		7,857,028

Multiline Retail - 2.4%
Big Lots, Inc.	187,220	8,971,583
Dillard’s, Inc.-Class A	54,070	4,725,177

		13,696,760

Specialty Retail - 5.6%
Caleres, Inc.	161,010	4,915,635
Children’s Place, Inc. (The)	132,689	7,652,175
GameStop Corp.-Class A (b)	154,400	6,362,824
Murphy USA, Inc. (a)	90,500	4,972,975

Company	Shares	U.S. $ Value
Office Depot, Inc. (a)	803,130	5,156,095
Pier 1 Imports, Inc. (b)	470,540	3,246,726

		32,306,430

Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	577,740	7,467,290

		104,201,657

Industrials - 14.0%
Aerospace & Defense - 1.0%
Spirit AeroSystems Holdings, Inc.-Class A (a)	121,080	5,853,007

Construction & Engineering - 5.2%
AECOM (a)	298,175	8,202,794
EMCOR Group, Inc.	182,700	8,084,475
Granite Construction, Inc.	214,300	6,358,281
Quanta Services, Inc. (a)	247,670	5,996,091
Tutor Perini Corp. (a)	92,190	1,517,447

		30,159,088

Electrical Equipment - 1.6%
General Cable Corp.	230,130	2,738,547
Regal Beloit Corp.	117,810	6,650,375

		9,388,922

Machinery - 2.1%
ITT Corp.	155,640	5,203,045
Oshkosh Corp.	182,520	6,630,952

		11,833,997

Road & Rail - 2.2%
Con-way, Inc.	126,200	5,988,190
Ryder System, Inc.	88,080	6,521,443

		12,509,633

Trading Companies & Distributors - 1.9%
MRC Global, Inc. (a)	501,910	5,596,297
WESCO International, Inc. (a)(b)	113,100	5,255,757

		10,852,054

		80,596,701

Utilities - 5.6%
Electric Utilities - 2.7%
PNM Resources, Inc.	303,200	8,504,760
Westar Energy, Inc.	184,525	7,093,141

		15,597,901

Gas Utilities - 2.9%
Southwest Gas Corp.	140,480	8,192,794
UGI Corp.	251,200	8,746,784

		16,939,578

		32,537,479

Company	Shares	U.S. $ Value
Materials – 4.2%
Chemicals – 1.6%
A. Schulman, Inc.	201,180	6,532,315
Huntsman Corp.	267,750	2,594,497

		9,126,812

Containers & Packaging - 1.8%
Avery Dennison Corp.	100,930	5,709,610
Graphic Packaging Holding Co.	369,220	4,722,324

		10,431,934

Metals & Mining - 0.8%
Steel Dynamics, Inc.	267,450	4,594,791

		24,153,537

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Murphy Oil Corp.	219,750	5,317,950
QEP Resources, Inc.	552,720	6,925,581
SM Energy Co.	219,520	7,033,421

		19,276,952

Health Care - 3.3%
Health Care Providers & Services - 3.3%
LifePoint Health, Inc. (a)	102,245	7,249,170
Molina Healthcare, Inc. (a)	70,350	4,843,598
WellCare Health Plans, Inc. (a)	82,930	7,146,907

		19,239,675

Consumer Staples - 2.3%
Food Products - 2.3%
Dean Foods Co.	242,860	4,012,047
Ingredion, Inc.	108,610	9,482,739

		13,494,786

Total Common Stocks (cost $531,463,339)		568,920,954

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Time Deposit - 1.8%
State Street Time Deposit 0.01%, 10/01/15 (cost $10,362,714)	$10,363	10,362,714

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $541,826,053)		579,283,668

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
Investment Companies - 2.0%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $11,382,078)	11,382,078	11,382,078

Total Investments - 102.1% (cost $553,208,131) (e)		590,665,746
Other assets less liabilities - (2.1)%		(12,315,195)

Net Assets - 100.0%		$578,350,551

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $93,327,679 and gross unrealized depreciation of investments was $(55,870,064), resulting in net unrealized appreciation of $37,457,615.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Variable Products Series Fund

AB Small/Mid Cap Value Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$568,920,954		$	– 0	–	$	– 0	–	$568,920,954
Short-Term Investments	– 0	–		10,362,714			– 0	–	10,362,714
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	11,382,078			– 0	–		– 0	–	11,382,078

Total Investments in Securities	580,303,032			10,362,714			– 0	–	590,665,746
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$580,303,032			$10,362,714		$	– 0	–	$590,665,746

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Variable Products Series Fund

AB Value Portfolio

Portfolio of Investments

September 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 29.7%
Banks - 13.6%
Bank of America Corp.	185,130	$2,884,325
Citigroup, Inc.	20,478	1,015,914
Citizens Financial Group, Inc.	57,953	1,382,759
Comerica, Inc.	12,833	527,436
JPMorgan Chase & Co.	38,215	2,329,968
KeyCorp	9,566	124,454
PNC Financial Services Group, Inc. (The)	4,845	432,174
Wells Fargo & Co.	61,278	3,146,625

		11,843,655

Capital Markets - 2.3%
Bank of New York Mellon Corp. (The)	8,209	321,382
Goldman Sachs Group, Inc. (The)	4,786	831,615
Morgan Stanley	15,717	495,086
State Street Corp.	5,989	402,521

		2,050,604

Consumer Finance - 3.5%
Capital One Financial Corp.	22,800	1,653,456
Discover Financial Services	14,210	738,778
Springleaf Holdings, Inc. (a)	14,603	638,443

		3,030,677

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc.-Class B (a)	6,000	782,400
Voya Financial, Inc.	24,158	936,606

		1,719,006

Insurance - 7.8%
ACE Ltd.	2,502	258,707
Allstate Corp. (The)	27,400	1,595,776
American Financial Group, Inc./OH	18,165	1,251,750
American International Group, Inc.	13,918	790,821
Aon PLC	7,259	643,220
First American Financial Corp.	11,070	432,505
FNF Group	5,417	192,141
Hanover Insurance Group, Inc. (The)	10,400	808,080
Travelers Cos., Inc. (The)	7,600	756,428
Unum Group	3,900	125,112

		6,854,540

Real Estate Investment Trusts (REITs) - 0.5%
RLJ Lodging Trust	16,587	419,153

		25,917,635

Information Technology - 12.4%
Communications Equipment - 1.6%
Cisco Systems, Inc.	52,200	1,370,250

Electronic Equipment, Instruments & Components - 1.0%
Keysight Technologies, Inc. (a)	27,631	852,140

IT Services - 1.1%
Booz Allen Hamilton Holding Corp.	9,475	248,340
Xerox Corp.	75,594	735,529

		983,869

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	62,143	912,881
Intel Corp.	42,645	1,285,320

		2,198,201

Software - 4.3%
Electronic Arts, Inc. (a)	6,955	471,201
Microsoft Corp.	49,146	2,175,202
Oracle Corp.	30,276	1,093,569

		3,739,972

Technology Hardware, Storage & Peripherals - 1.9%
Hewlett-Packard Co.	65,947	1,688,903

		10,833,335

Health Care - 12.1%
Biotechnology - 1.0%
Gilead Sciences, Inc.	9,006	884,299

Health Care Providers & Services - 4.4%
Aetna, Inc.	14,522	1,588,852
Anthem, Inc.	5,334	746,760
Quest Diagnostics, Inc.	8,926	548,681
UnitedHealth Group, Inc.	8,507	986,897

		3,871,190

Pharmaceuticals - 6.7%
Johnson & Johnson	26,993	2,519,797
Merck & Co., Inc.	10,957	541,166
Pfizer, Inc.	88,553	2,781,450

		5,842,413

		10,597,902

Consumer Discretionary - 11.3%
Auto Components - 2.2%
Lear Corp.	9,200	1,000,776
Magna International, Inc. (New York)-Class A	19,400	931,394

		1,932,170

Automobiles - 0.5%
General Motors Co.	15,872	476,477

Hotels, Restaurants & Leisure - 0.3%
Carnival Corp.	4,399	218,630

Media - 2.4%
Comcast Corp.-Class A	14,206	808,037
Thomson Reuters Corp.	3,772	151,861
Time Warner, Inc.	16,066	1,104,538

		2,064,436

Multiline Retail - 3.4%
Dollar General Corp.	12,451	901,950
Kohl’s Corp.	15,774	730,494
Macy’s, Inc.	8,514	436,939
Target Corp.	11,986	942,819

		3,012,202

Company	Shares	U.S. $ Value
Specialty Retail - 2.5%
Foot Locker, Inc.	9,688	697,246
GameStop Corp.-Class A (b)	22,500	927,225
Office Depot, Inc. (a)	87,215	559,920

		2,184,391

		9,888,306

Energy - 11.3%
Oil, Gas & Consumable Fuels - 11.3%
Chevron Corp.	1,421	112,088
EOG Resources, Inc.	16,559	1,205,495
Exxon Mobil Corp.	42,903	3,189,838
Hess Corp.	19,213	961,803
Marathon Petroleum Corp.	14,253	660,342
Murphy Oil Corp.	24,698	597,692
Occidental Petroleum Corp.	8,141	538,527
QEP Resources, Inc.	35,247	441,645
SM Energy Co.	19,841	635,706
Tesoro Corp.	1,110	107,936
Valero Energy Corp.	23,201	1,394,380

		9,845,452

Industrials - 7.7%
Aerospace & Defense - 2.4%
General Dynamics Corp.	3,500	482,825
L-3 Communications Holdings, Inc.	9,049	945,802
United Technologies Corp.	7,593	675,701

		2,104,328

Airlines - 1.8%
Delta Air Lines, Inc.	20,349	913,060
JetBlue Airways Corp. (a)	26,717	688,497

		1,601,557

Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	10,515	254,568

Electrical Equipment - 1.2%
Eaton Corp. PLC	20,911	1,072,734

Industrial Conglomerates - 1.2%
General Electric Co.	40,111	1,011,599

Machinery - 0.8%
ITT Corp.	20,781	694,709

		6,739,495

Utilities - 7.3%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	16,600	943,876
Edison International	19,700	1,242,479
Exelon Corp.	8,090	240,273
FirstEnergy Corp.	4,547	142,366
PPL Corp.	26,931	885,761
Westar Energy, Inc.	17,000	653,480

		4,108,235

Company	Shares	U.S. $ Value
Gas Utilities - 0.9%
UGI Corp.	21,793	758,832

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp./VA	37,439	366,528
Calpine Corp. (a)	4,035	58,911

		425,439

Multi-Utilities - 1.2%
PG&E Corp.	15,393	812,751
Public Service Enterprise Group, Inc.	5,800	244,528

		1,057,279

		6,349,785

Consumer Staples - 3.4%
Food Products - 1.6%
Archer-Daniels-Midland Co.	7,000	290,150
Bunge Ltd.	1,524	111,709
Ingredion, Inc.	4,149	362,249
Mondelez International, Inc.-Class A	15,279	639,732

		1,403,840

Household Products - 0.7%
Procter & Gamble Co. (The)	8,500	611,490

Tobacco - 1.1%
Altria Group, Inc.	18,212	990,733

		3,006,063

Materials - 2.6%
Chemicals - 2.5%
CF Industries Holdings, Inc.	27,656	1,241,754
LyondellBasell Industries NV-Class A	11,000	916,960

		2,158,714

Metals & Mining - 0.1%
Alcoa, Inc.	14,100	136,206

		2,294,920

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	6,273	204,374

Wireless Telecommunication Services - 1.0%
Vodafone Group PLC (Sponsored ADR)	27,000	856,980

		1,061,354

Total Common Stocks (cost $78,998,962)		86,534,247

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Time Deposit - 0.8%
State Street Time Deposit 0.01%, 10/01/15 (cost $690,865)	$691	690,865

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $79,689,827)		87,225,112

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Exchange Reserves-Class I, 0.13% (c)(d) (cost $928,125)	928,125	928,125

Total Investments - 100.9% (cost $80,617,952) (e)		88,153,237
Other assets less liabilities - (0.9)%		(797,961)

Net Assets - 100.0%		$87,355,276

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,660,377 and gross unrealized depreciation of investments was $(6,125,092), resulting in net unrealized appreciation of $7,535,285.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund

AB Value Portfolio

September 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$86,534,247		$	– 0	–	$	– 0	–	$86,534,247
Short-Term Investments	– 0	–		690,865			– 0	–	690,865
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	928,125			– 0	–		– 0	–	928,125

Total Investments in Securities	87,462,372			690,865			– 0	–	88,153,237
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$87,462,372			$690,865		$	– 0	–	$88,153,237

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 20, 2015